Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 14, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	AQUA AMERICA INC
Entity Central Index Key	0000078128
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 3,453,548,692
Entity Common Stock, Shares Outstanding		140,347,743
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No

Consolidated Statements Of Net Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements Of Net Income [Abstract]
Operating revenues	$ 757,760		$ 687,291		$ 660,186
Operating costs and expenses:
Operations and maintenance	271,843		256,743		250,989
Depreciation	111,767		103,412		100,606
Amortization	5,229		4,888		11,110
Taxes other than income taxes	47,404		41,449		40,147
Total expenses	436,243		406,492		402,852
Operating income	321,517		280,799		257,334
Other expense (income):
Interest expense, net	77,757	[1]	77,804	[1]	73,393	[1]
Allowance for funds used during construction	(4,142)		(7,150)		(4,831)
Gain on sale of other assets	(1,090)		(649)		(2,547)
Equity earnings in joint venture	(1,976)
Income from continuing operations before income taxes	250,968		210,794		191,319
Provision for income taxes	66,881		69,111		74,940
Income from continuing operations	184,087		141,683		116,379
Discontinued operations:
Income from discontinued operations before income taxes	20,493		14,279		12,750
Provision for income taxes	8,017		12,893		5,154
Income from discontinued operations	12,476		1,386		7,596
Net income attributable to common shareholders	$ 196,563		$ 143,069		$ 123,975
Income from continuing operations per share:
Basic	$ 1.32		$ 1.03		$ 0.85
Diluted	$ 1.32		$ 1.02		$ 0.85
Income from discontinued operations per share:
Basic	$ 0.09		$ 0.01		$ 0.06
Diluted	$ 0.09		$ 0.01		$ 0.06
Net income per common share:
Basic	$ 1.41		$ 1.04		$ 0.91
Diluted	$ 1.4		$ 1.03		$ 0.9
Average common shares outstanding during the period:
Basic	139,361		138,182		136,948
Diluted	139,934		138,689		137,296
Cash dividends declared per common share	$ 0.67		$ 0.63		$ 0.59

[1]	Net of allowance for funds used during construction and interest income.

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income attributable to common shareholders	$ 196,563	$ 143,069	$ 123,975
Other comprehensive income, net of tax:
Unrealized holding gain (loss) on investments	198	(10)	1,588
Reclassification adjustment for gain reported in net income	(339)	(233)	(1,369)
Comprehensive income	$ 196,422	$ 142,826	$ 124,194

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Property, plant and equipment, at cost	$ 5,050,400	$ 4,517,966
Less: accumulated depreciation	1,114,237	987,024
Net property, plant and equipment	3,936,163	3,530,942
Current assets:
Cash and cash equivalents	5,521	8,204
Accounts receivable and unbilled revenues, net	92,921	75,546
Income tax receivable	16,082
Deferred income taxes	37,818	37,758
Inventory, materials and supplies	11,757	11,014
Prepayments and other current assets	10,372	9,775
Assets of discontinued operations held for sale	86,423	263,061
Total current assets	260,894	405,358
Regulatory assets	521,264	240,032
Deferred charges and other assets, net	49,852	51,152
Investment in joint venture	38,620	5,087
Funds restricted for construction activity	23,572	88,905
Goodwill	28,152	26,944
Total assets	4,858,517	4,348,420
Aqua America stockholders' equity:
Common stock at $.50 par value, authorized 300,000,000 shares, issued 140,943,621 and 139,525,580 in 2012 and 2011	70,472	69,762
Capital in excess of par value	718,482	686,106
Retained earnings	611,303	508,334
Treasury stock, at cost, 776,355 and 710,482 shares in 2012 and 2011	(14,668)	(13,145)
Accumulated other comprehensive income	115	256
Total Aqua America stockholders' equity	1,385,704	1,251,313
Noncontrolling interest	188	504
Total equity	1,385,892	1,251,817
Long-term debt, excluding current portion	1,543,954	1,395,457
Commitments and contingencies (See Note 9)
Current liabilities:
Current portion of long-term debt	45,038	80,429
Loans payable	80,383	107,771
Accounts payable	55,506	67,595
Accrued interest	14,026	14,563
Accrued taxes	28,214	16,694
Other accrued liabilities	27,360	22,595
Liabilities of discontinued operations held for sale	23,637	137,171
Total current liabilities	274,164	446,818
Deferred credits and other liabilities:
Deferred income taxes and investment tax credits	723,367	596,644
Customers' advances for construction	71,595	66,198
Regulatory liabilities	241,363	41,344
Other	157,978	121,986
Total deferred credits and other liabilities	1,194,303	826,172
Contributions in aid of construction	460,204	428,156
Total liabilities and stockholders' equity	$ 4,858,517	$ 4,348,420

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	140,943,621	139,525,580
Treasury stock, shares	776,355	710,482

Consolidated Statements Of Capitalization (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aqua America stockholders' equity:
Common stock, $.50 par value	$ 70,472	$ 69,762
Capital in excess of par value	718,482	686,106
Retained earnings	611,303	508,334
Treasury stock, at cost	(14,668)	(13,145)
Accumulated other comprehensive income	115	256
Total Aqua America stockholders' equity	1,385,704	1,251,313
Noncontrolling interest	188	504
Total equity	1,385,892	1,251,817
Long-term debt:
Long-term debt	1,003,860	1,002,542
Notes payable to bank under revolving credit agreement, variable rate, due March 2017	100,000	38,212
Total long-term debt	1,588,992	1,475,886
Current portion of long-term debt	45,038	80,429
Long-term debt, excluding current portion	1,543,954	1,395,457
Total capitalization	2,929,846	2,647,274
Long-Term Debt Of Subsidiaries 0.00% To 0.99% [Member]
Long-term debt:
Debt instrument principal outstanding	2,884	2,733
Long-Term Debt Of Subsidiaries 1.00% To 1.99% [Member]
Long-term debt:
Debt instrument principal outstanding	27,251	28,355
Long-Term Debt Of Subsidiaries 2.00% To 2.99% [Member]
Long-term debt:
Debt instrument principal outstanding	17,120	12,124
Long-Term Debt Of Subsidiaries 3.00% To 3.99% [Member]
Long-term debt:
Debt instrument principal outstanding	107,477	26,593
Long-Term Debt Of Subsidiaries 4.00% To 4.99% [Member]
Long-term debt:
Debt instrument principal outstanding	367,657	367,226
Long-Term Debt Of Subsidiaries 5.00% To 5.99% [Member]
Long-term debt:
Debt instrument principal outstanding	320,729	407,229
Long-Term Debt Of Subsidiaries 6.00% To 6.99% [Member]
Long-term debt:
Debt instrument principal outstanding	64,903	59,883
Long-Term Debt Of Subsidiaries 7.00% To 7.99% [Member]
Long-term debt:
Debt instrument principal outstanding	35,660	28,995
Long-Term Debt Of Subsidiaries 8.00% To 8.99% [Member]
Long-term debt:
Debt instrument principal outstanding	19,632	24,957
Long-Term Debt Of Subsidiaries 9.00% To 9.99% [Member]
Long-term debt:
Debt instrument principal outstanding	34,547	38,447
Long-Term Debt Of Subsidiaries 10.00% To 10.99% [Member]
Long-term debt:
Debt instrument principal outstanding	6,000	6,000
Notes at 3.57% due 2027 [Member]
Long-term debt:
Unsecured notes payable	50,000
Notes Ranging From 4.62% To 4.87% [Member]
Long-term debt:
Unsecured notes payable	193,000	193,000
Notes Ranging From 5.01% To 5.95% [Member]
Long-term debt:
Unsecured notes payable	$ 242,132	$ 242,132

Consolidated Statements Of Capitalization (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	0.5	0.5
Long-Term Debt Of Subsidiaries 0.00% To 0.99% [Member]
Interest rate range, minimum	0.00%	0.00%
Interest rate range, maximum	0.99%	0.99%
Maturity date range, start	2024	2024
Maturity date range, end	2031	2031
Long-Term Debt Of Subsidiaries 1.00% To 1.99% [Member]
Interest rate range, minimum	1.00%	1.00%
Interest rate range, maximum	1.99%	1.99%
Maturity date range, start	2014	2014
Maturity date range, end	2035	2035
Long-Term Debt Of Subsidiaries 2.00% To 2.99% [Member]
Interest rate range, minimum	2.00%	2.00%
Interest rate range, maximum	2.99%	2.99%
Maturity date range, start	2024	2024
Maturity date range, end	2031	2031
Long-Term Debt Of Subsidiaries 3.00% To 3.99% [Member]
Interest rate range, minimum	3.00%	3.00%
Interest rate range, maximum	3.99%	3.99%
Maturity date range, start	2016	2016
Maturity date range, end	2047	2047
Long-Term Debt Of Subsidiaries 4.00% To 4.99% [Member]
Interest rate range, minimum	4.00%	4.00%
Interest rate range, maximum	4.99%	4.99%
Maturity date range, start	2020	2020
Maturity date range, end	2043	2043
Long-Term Debt Of Subsidiaries 5.00% To 5.99% [Member]
Interest rate range, minimum	5.00%	5.00%
Interest rate range, maximum	5.99%	5.99%
Maturity date range, start	2014	2014
Maturity date range, end	2043	2043
Long-Term Debt Of Subsidiaries 6.00% To 6.99% [Member]
Interest rate range, minimum	6.00%	6.00%
Interest rate range, maximum	6.99%	6.99%
Maturity date range, start	2015	2015
Maturity date range, end	2036	2036
Long-Term Debt Of Subsidiaries 7.00% To 7.99% [Member]
Interest rate range, minimum	7.00%	7.00%
Interest rate range, maximum	7.99%	7.99%
Maturity date range, start	2022	2022
Maturity date range, end	2027	2027
Long-Term Debt Of Subsidiaries 8.00% To 8.99% [Member]
Interest rate range, minimum	8.00%	8.00%
Interest rate range, maximum	8.99%	8.99%
Maturity date range, start	2021	2021
Maturity date range, end	2025	2025
Long-Term Debt Of Subsidiaries 9.00% To 9.99% [Member]
Interest rate range, minimum	9.00%	9.00%
Interest rate range, maximum	9.99%	9.99%
Maturity date range, start	2013	2013
Maturity date range, end	2026	2026
Long-Term Debt Of Subsidiaries 10.00% To 10.99% [Member]
Interest rate range, minimum	10.00%	10.00%
Interest rate range, maximum	10.99%	10.99%
Maturity date	2018	2018
Notes at 3.57% due 2027 [Member]
Interest rate	3.57%	3.57%
Maturity date	2027	2027
Notes Ranging From 4.62% To 4.87% [Member]
Interest rate range, minimum	4.62%	4.62%
Interest rate range, maximum	4.87%	4.87%
Maturity date range, start	2013	2013
Maturity date range, end	2024	2024
Notes Ranging From 5.01% To 5.95% [Member]
Interest rate range, minimum	5.01%	5.01%
Interest rate range, maximum	5.95%	5.95%
Maturity date range, start	2014	2014
Maturity date range, end	2037	2037

Consolidated Statements Of Equity (USD $) In Thousands	Common Stock [Member]	Capital Excess Of Par Value [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 68,574	$ 642,786	$ 409,402	$ (12,138)	$ 280	$ 560	$ 1,109,464
Net income			123,975			12	123,987
Other comprehensive loss net of income tax					219		219
Dividends			(80,907)				(80,907)
Sale of stock	335	11,594		601			12,530
Repurchase of stock				(770)			(770)
Equity compensation plan	97	(97)					0
Exercise of stock options	217	5,461					5,678
Stock-based compensation		4,031					4,031
Employee stock plan tax benefits		594					594
Balance at Dec. 31, 2010	69,223	664,369	452,470	(12,307)	499	572	1,174,826
Net income			143,069			14	143,083
Purchase of subsidiary shares from noncontrolling interest						(82)	(82)
Other comprehensive loss net of income tax					(243)		(243)
Dividends			(87,133)				(87,133)
Sale of stock	295	11,987		325			12,607
Repurchase of stock				(1,163)			(1,163)
Equity compensation plan	32	(32)
Exercise of stock options	212	6,391					6,603
Stock-based compensation		3,964	(72)				3,892
Employee stock plan tax benefits		(573)					(573)
Balance at Dec. 31, 2011	69,762	686,106	508,334	(13,145)	256	504	1,251,817
Net income			196,563			17	196,580
Purchase of subsidiary shares from noncontrolling interest						(333)	(333)
Other comprehensive loss net of income tax					(141)		(141)
Dividends			(93,423)				(93,423)
Sale of stock	285	12,610		295			13,190
Repurchase of stock				(1,818)			(1,818)
Equity compensation plan	8	(8)
Exercise of stock options	417	14,181					14,598
Stock-based compensation		5,593	(171)				5,422
Balance at Dec. 31, 2012	$ 70,472	$ 718,482	$ 611,303	$ (14,668)	$ 115	$ 188	$ 1,385,892

Consolidated Statements Of Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Equity (Parenthetical) [Abstract]
Other Comprehensive Loss, Tax	$ 76	$ 130	$ 118
Sale of stock, shares	580,874	603,166	701,919
Repurchase of stock, shares	77,355	54,431	42,443
Equity compensation plan, shares	15,212	63,306	195,056
Exercise of stock options, shares	833,437	424,490	464,696

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income attributable to common shareholders	$ 196,563	$ 143,069	$ 123,975
Income from discontinued operations	12,476	1,386	7,596
Income from continuing operations	184,087	141,683	116,379
Adjustments to reconcile income from continuing operations to net cash flows from operating activities:
Depreciation and amortization	116,996	108,300	111,716
Deferred income taxes	77,563	72,110	70,229
Provision for doubtful accounts	4,805	4,854	4,156
Stock-based compensation	5,550	3,852	3,871
Gain on sale of utility system		(5,058)
Gain on sale of other assets	(1,090)	(649)	(2,547)
Net increase in receivables, inventory and prepayments	(7,543)	(3,864)	(4,745)
Net increase (decrease) in payables, accrued interest, accrued taxes and other accrued liabilities	13,641	421	(18,415)
(increase) Decrease in income tax receivable	(16,082)	33,600	(33,600)
Other	(442)	(3,208)	(2,327)
Operating cash flows from continuing operations	377,485	352,041	244,717
Operating cash flows (used in) from discontinued operations, net	(9,078)	14,806	18,375
Net cash flows from operating activities	368,407	366,847	263,092
Cash flows from investing activities:
Property, plant and equipment additions, including allowance for funds used during construction of $4,142, $7,150, and $4,831	(347,985)	(325,808)	(308,134)
Acquisitions of utility systems and other, net	(121,248)	(8,515)	(8,625)
Release of funds previously restricted for construction activity	67,498	46,330	92,984
Additions to funds restricted for construction activity	(2,165)	(149)	(145,157)
Net proceeds from the sale of utility system and other assets	3,819	13,404	4,605
Proceeds from note receivable		5,289	3,713
Investment in joint venture	(33,856)	(5,087)
Other	(1,512)	(946)	(6,304)
Investing cash flows used in continuing operations	(435,449)	(275,482)	(366,918)
Investing cash flows (used in) discontinued operations, net	70,774	(9,422)	(16,534)
Net cash flows used in investing activities	(364,675)	(284,904)	(383,452)
Cash flows from financing activities:
Customers' advances and contributions in aid of construction	7,033	3,558	6,568
Repayments of customers' advances	(6,064)	(3,686)	(7,545)
Net proceeds (repayments) of short-term debt	(27,388)	18,103	62,237
Proceeds from long-term debt	300,109	52,513	272,754
Repayments of long-term debt	(202,203)	(96,072)	(160,750)
Change in cash overdraft position	(10,929)	14,503	(6,976)
Proceeds from issuing common stock	13,190	12,607	12,530
Proceeds from exercised stock options	14,598	6,603	5,678
Stock-based compensation windfall tax benefits			386
Repurchase of common stock	(1,464)	(1,163)	(770)
Dividends paid on common stock	(93,423)	(87,133)	(80,907)
Financing cash flows from (used in) continuing operations	(6,541)	(80,167)	103,205
Financing cash flows from discontinued operations, net	126	494	1,220
Net cash flows from (used in) financing activities	(6,415)	(79,673)	104,425
Net (decrease) increase in cash and cash equivalents	(2,683)	2,270	(15,935)
Cash and cash equivalents at beginning of period	8,204	5,934	21,869
Cash and cash equivalents at end of period	5,521	8,204	5,934
Cash paid during the year for:
Interest, net of amounts capitalized	74,152	71,640	68,942
Income taxes	$ 9,319	$ 5,431	$ 49,800

Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Cash Flow [Abstract]
Allowance for funds used during construction	$ 4,142	$ 7,150	$ 4,831

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 1 – Summary of Significant Accounting Policies

Nature of Operations ─ Aqua America, Inc. (“Aqua America” or the “Company”) is the holding company for regulated utilities providing water or wastewater services in Pennsylvania, Texas, North Carolina, Ohio, Illinois, New Jersey, Florida, Indiana, Virginia, and Georgia.  Our largest operating subsidiary, Aqua Pennsylvania, Inc.(“Aqua Pennsylvania”), accounted for approximately 55% of our operating revenues and a larger percentage of our net income for 2012, and provided water or wastewater services to customers in the suburban areas north and west of the City of Philadelphia and in 25 other counties in Pennsylvania.  The Company’s other subsidiaries provide similar services in nine other states.    In addition, the Company provides water and wastewater services through operating and maintenance contracts with municipal authorities and other parties close to our utility companies’ service territories as well as sludge hauling, septage and grease services, backflow prevention services, certain other non-regulated water and wastewater services, and non-utility raw water supply services for firms in the natural gas and oil drilling industry.

In January 2012, we sold our regulated water operations in Maine, which served approximately 16,000 customers, to Connecticut Water Services, Inc.  In May 2012, we acquired all of American Water Works Company, Inc.’s (“American Water”) water and wastewater operations in Ohio, which serve approximately 59,000 customers, and simultaneously sold our water operations in New York, which served approximately 51,000 customers.  These transactions concluded our regulated operations in Maine and New York.  In September 2012, we began to market for sale our water and wastewater operations in Florida, which serve approximately 38,000 customers, and our wastewater treatment facility in Georgia.  In December 2012, the Company entered into a definitive agreement to sell 80 of its water and wastewater systems in Florida to the Florida Governmental Utility Authority.  These 80 water and wastewater systems represent approximately 56% of our customers served in Florida.  This transaction is expected to close in the first half of 2013.  In addition, we are holding discussions with interested parties for the sale of the remainder of our Florida water and wastewater operations.   The operating results, cash flows, and financial position of the Company’s Maine, New York, Florida, and Georgia subsidiaries have been presented in the Company’s consolidated financial statements as discontinued operations.  During the second quarter of 2011, we acquired all of American Water’s water and wastewater operations in Texas, which serve approximately 5,300 customers, and sold our regulated water and wastewater operations in Missouri, which served approximately 3,900 customers and concluded our regulated utility operations in Missouri.  Unless specifically noted, the financial information presented in the notes to consolidated financial statements reflects the Company’s continuing operations.

The company has identified twelve operating segments and has one reportable segment named the Regulated segment.  The reportable segment is comprised of ten operating segments for our water and wastewater regulated utility companies which are organized by the states where we provide these services. These operating segments are aggregated into one reportable segment since each of the Company’s operating segments has the following similarities:  economic characteristics, nature of services, production processes, customers, water distribution or wastewater collection methods, and the nature of the regulatory environment.  In addition, two operating segments are not quantitatively significant to be reportable and are comprised of the businesses that provide sludge hauling, septage and grease services, backflow prevention services, certain other non-regulated water and wastewater services, and non-utility raw water supply services for firms in the natural gas and oil drilling industry.  These segments are included as a component of “other,” in addition to corporate costs that have not been allocated to the Regulated segment and intersegment eliminations.

Regulation ─ Most of the operating companies that are regulated public utilities are subject to regulation by the regulatory commissions of the states in which they operate.  The respective regulatory commissions have jurisdiction with respect to rates, service, accounting procedures, issuance of securities, acquisitions and other matters.  Some of the operating companies that are regulated public utilities are subject to rate regulation by county or city government.  Regulated public utilities follow the Financial Accounting Standards Board’s (“FASB”) accounting guidance for regulated operations, which provides for the recognition of regulatory assets and liabilities as allowed by regulators for costs or credits that are reflected in current rates or are considered probable of being included in future rates.  The regulatory assets or liabilities are then relieved as the cost or credit is reflected in rates.

Use of Estimates in Preparation of Consolidated Financial Statements ─ The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Basis of Presentation – The consolidated financial statements include the accounts of the Company and its subsidiaries.  All intercompany accounts and transactions have been eliminated.  Certain prior period amounts have been reclassified, including reporting discontinued operations (see Note 3), to conform to the current period presentation.

Recognition of Revenues ─ Revenues include amounts billed to customers on a cycle basis and unbilled amounts based on estimated usage from the latest billing to the end of the accounting period.  Non-regulated revenues are recognized when services are performed and are primarily associated with septage services, and operating and maintenance contracts.  The Company’s Regulated segment includes non-regulated revenues that totaled $10,538 in 2012, $10,712 in 2011, and $10,973 in 2010.  In addition to the non-regulated revenues included in the Regulated segment operating revenues, the Company has other non-regulated revenues of $17,876 in 2012, $12,512 in 2011, and $11,565 in 2010.

Property, Plant and Equipment and Depreciation ─  Property, plant and equipment consist primarily of utility plant.  The cost of additions includes contracted cost, direct labor and fringe benefits, materials, overheads and, for certain utility plant, allowance for funds used during construction.  Water systems acquired are recorded at estimated original cost of utility plant when first devoted to utility service and the applicable depreciation is recorded to accumulated depreciation.  The difference between the estimated original cost, less applicable accumulated depreciation, and the purchase price is recorded as an acquisition adjustment within utility plant as permitted by the applicable regulatory jurisdiction.  At December 31, 2012, utility plant includes a net credit acquisition adjustment of $31,347, which is generally being amortized from 2 to 52 years, except where not permitted or appropriate.  Amortization of the acquisition adjustments totaled $2,858 in 2012, $2,741 in 2011, and $3,060 in 2010.

Utility expenditures for maintenance and repairs, including major maintenance projects and minor renewals and betterments, are charged to operating expenses when incurred in accordance with the system of accounts prescribed by the regulatory commissions of the states in which the company operates.  The cost of new units of property and betterments are capitalized.  Utility expenditures for water main cleaning and relining of pipes are deferred and recorded in net property, plant and equipment in accordance with the FASB’s accounting guidance for regulated operations.  As of December 31, 2012, $4,978 of these costs have been incurred since the last rate proceeding and the Company expects to recover these costs in future rates.

The cost of software upgrades and enhancements are capitalized if they result in added functionality which enable the software to perform tasks it was previously incapable of performing.  Certain information technology costs associated with major system installations, conversions and improvements, such as software training, data conversion and business process reengineering costs, are deferred as a regulatory asset if the Company expects to recover these costs in future rates.  If these costs are not deferred, then these costs are charged to operating expenses when incurred.  As of December 31, 2012, $13,089 of these costs have been deferred, since the last rate proceeding, as a regulatory asset, and the deferral is reported as a component of net property, plant and equipment.

When units of utility property are replaced, retired or abandoned, the recorded value thereof is credited to the asset account and such value, together with the net cost of removal, is charged to accumulated depreciation. To the extent the Company recovers cost of removal or other retirement costs through rates after the retirement costs are incurred, a regulatory asset is recorded.  In some cases, the Company recovers retirement costs through rates during the life of the associated asset and before the costs are incurred.  These amounts result in a regulatory liability being reported based on the amounts previously recovered through customer rates.

The straight-line remaining life method is used to compute depreciation on utility plant.  Generally, the straight-line method is used with respect to transportation and mechanical equipment, office equipment and laboratory equipment.

Long-lived assets of the Company, which consist primarily of Utility Plant in Service and regulatory assets, are reviewed for impairment when changes in circumstances or events occur.  There has been no change in circumstances or events that have occurred that require adjustments to the carrying values of these assets.

Allowance for Funds Used During Construction ─ The allowance for funds used during construction (“AFUDC”) represents the capitalized cost of funds used to finance the construction of utility plant.  In general, AFUDC is applied to construction projects requiring more than one month to complete.  No AFUDC is applied to projects funded by customer advances for construction, contributions in aid of construction, or certain state-revolving fund loans.  AFUDC includes the net cost of borrowed funds and a rate of return on other funds when used, and is recovered through water rates as the utility plant is depreciated.  The amount of AFUDC related to equity funds in 2012 was $188, 2011 was $318, and was $0 for 2010.  No interest was capitalized by our non-regulated businesses.

Cash and Cash Equivalents ─ The Company considers all highly liquid investments with an original maturity of three months or less, which are not restricted for construction activity, to be cash equivalents.

The Company had a book overdraft for certain of its disbursement cash accounts of $11,881 and $22,810 at December 31, 2012 and 2011, respectively.  A book overdraft represents transactions that have not cleared the bank accounts at the end of the period.  The Company transfers cash on an as-needed basis to fund these items as they clear the bank in subsequent periods.  The balance of the book overdraft is reported as accounts payable and the change in the book overdraft balance is reported as cash flows from financing activities, due to our ability to fund the overdraft with the Company’s credit facility.

Accounts Receivable ─ Accounts receivable are recorded at the invoiced amounts.  The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in our existing accounts receivable, and is determined based on historical write-off experience and the aging of account balances.  The Company reviews the allowance for doubtful accounts quarterly.  Account balances are written off against the allowance when it is probable the receivable will not be recovered.  When utility customers request extended payment terms, credit is extended based on regulatory guidelines, and collateral is not required.

Regulatory Assets, Deferred Charges and Other Assets ─ Deferred charges and other assets consist of financing expenses, other costs and marketable securities.  Deferred bond issuance expenses are amortized over the life of the related issues.  Call premiums related to the early redemption of long-term debt, along with the unamortized balance of the related issuance expense, are deferred and amortized over the life of the long-term debt used to fund the redemption as the Company has received or expects to receive rate recovery of these costs.  Other costs, for which the Company has received or expects to receive prospective rate recovery, are deferred as a regulatory asset and amortized over the period of rate recovery in accordance with the FASB’s accounting guidance for regulated operations.  See Note – 6 Regulatory Assets and Liabilities for further information regarding the Company’s regulatory assets.

Marketable securities are considered “available-for-sale” and accordingly, are carried on the balance sheet at fair market value.  Unrecognized gains are included in other comprehensive income.

Investment in Joint Venture – The Company uses the equity method of accounting to account for our 49% investment in a joint venture with a firm that operates natural gas pipelines and processing plants for the construction and operation of a private pipeline system to supply raw water to certain natural gas well drilling operations in the Marcellus Shale in north-central Pennsylvania, which commenced operations in the second quarter of 2012.  Our initial investment is carried at cost.  Subsequently, the carrying amount of our investment is adjusted to reflect capital contributions or distributions, and our equity in earnings since the commencement of the system’s operations.  Our share of equity earnings in the joint venture is reported in the consolidated statements of net income as equity earnings in joint venture.  During 2012 we received distributions of $2,744.

Funds Restricted for Construction Activity ─ The proceeds received from certain financings for construction and capital improvement of utility facilities are held in escrow until the designated expenditures are incurred.  These amounts are reported as funds restricted for construction activity and are expected to be released over time as the capital projects are funded.

Goodwill ─ Goodwill represents the excess cost over the fair value of net tangible and identifiable intangible assets acquired through acquisitions.  Goodwill is not amortized but is tested for impairment annually, or more often, if circumstances indicate a possible impairment may exist.  The Company tested the goodwill attributable to each of our reporting units for impairment as of July 31, 2012, in conjunction with the timing of our annual strategic business plan, and concluded that the estimated fair value of each reporting unit, which has goodwill recorded, was substantially in excess of the reporting unit’s respective carrying amounts, indicating that none of the Company’s goodwill was impaired.  The following table summarizes the changes in the Company’s goodwill:

	Regulated
	Segment	Other	Consolidated

Balance at December 31, 2010	$23,797	$4,121	$27,918
Goodwill acquired during year	1,531	-	1,531
Reclassifications to utility plant
acquisition adjustment	(1,573)	-	(1,573)
Other	(932)	-	(932)
Balance at December 31, 2011	22,823	4,121	26,944
Goodwill acquired during year	1,679	-	1,679
Reclassifications to utility plant			-
acquisition adjustment	(496)	-	(496)
Other	25	-	25
Balance at December 31, 2012	$24,031	$4,121	$28,152

Included within the Company’s assets of discontinued operations held for sale as of December 31, 2011 is $12,316 of goodwill, and as of December 31, 2012 there was no goodwill associated with the Company’s assets of discontinued operations held for sale.

The reclassification of goodwill to utility plant acquisition adjustment results from a mechanism approved by the applicable regulatory commission.  The mechanism provides for the transfer over time, and the recovery through customer rates, of goodwill associated with certain acquisitions upon achieving certain objectives.

Income Taxes ─ The Company accounts for certain income and expense items in different time periods for financial and tax reporting purposes. Deferred income taxes are provided on certain temporary differences between the tax basis of the assets and liabilities, and the amounts at which they are carried in the consolidated financial statements.  The income tax effect of temporary differences not allowed currently in rates is recorded as deferred taxes with an offsetting regulatory asset or liability.  These deferred income taxes are based on the enacted tax rates expected to be in effect when such temporary differences are projected to reverse.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount more likely than not to be realized.  Investment tax credits are deferred and amortized over the estimated useful lives of the related properties.  Judgment is required in evaluating the Company’s Federal and state tax positions.  Despite management’s belief that the Company’s tax return positions are fully supportable, the Company may establish reserves when it believes that certain tax positions are likely to be challenged and it may not fully prevail in these challenges.  The Company’s provision for income taxes includes interest, penalties and if the need arises reserves for uncertain tax positions.

In December 2012, the Company changed its tax method of accounting for certain qualifying utility system repairs in Aqua Pennsylvania effective with the tax year ended December 31, 2012 and for prior tax years.  The tax accounting method was changed to permit the expensing of certain utility asset improvement costs that were previously being capitalized and depreciated for book and tax purposes (the “repair change”).  The repair change was implemented in response to a June 2012 rate order issued by the Pennsylvania Public Utility Commission to Aqua Pennsylvania (“settlement agreement”) which provides for flow-through accounting treatment of certain income tax benefits resulting from the repair change.  The repair change for 2012 results in a significant reduction in the effective income tax rate, a reduction in income tax expense, and reduces the amount of taxes currently payable.  For qualifying capital expenditures made prior to 2012, the resulting tax benefits have been deferred as of December 31, 2012 and, based on the settlement agreement, beginning in 2013, a ten year amortization of the income tax benefits is expected to reduce future income tax expense.

Customers’ Advances for Construction and Contributions in Aid of Construction ─ Water mains, other utility property or, in some instances, cash advances to reimburse the Company for its costs to construct water mains or other utility property, are contributed to the Company by customers, real estate developers and builders in order to extend utility service to their properties.  The value of these contributions is recorded as customers’ advances for construction.  Non-cash property, in the form of water mains and wastewater systems, has been received, generally from developers, as advances or contributions of $27,212, $20,823, and $16,035 in 2012, 2011, and 2010, respectively.  Over time, the amount of non-cash contributed property will vary based on the timing of the contribution of the non-cash property and the volume of non-cash contributed property received in connection with development in our service territories.  The Company makes refunds on these advances over a specific period of time based on operating revenues related to the property, or as new customers are connected to and take service from the main.  After all refunds are made, any remaining balance is transferred to contributions in aid of construction.  Contributions in aid of construction include direct non-refundable contributions and the portion of customers' advances for construction that become non‑refundable.

Contributed property is generally not depreciated for rate-making purposes as certain states’ regulatory guidelines provide that contributions in aid of construction received must remain on the Company’s consolidated balance sheet indefinitely.  Based on regulatory conventions in other states where the Company operates, certain of the subsidiaries do depreciate contributed property and amortize contributions in aid of construction at the composite rate of the related property.  Contributions in aid of construction and customers’ advances for construction are deducted from the Company’s rate base for rate-making purposes, and therefore, no return is earned on contributed property.

Inventories, Materials and Supplies ─ Inventories are stated at cost.  Cost is principally determined using the first-in, first-out method.

Stock-Based Compensation ─ The Company records compensation expense in the financial statements for stock-based awards based on the grant date fair value of those awards.  Stock-based compensation expense includes an estimate for pre-vesting forfeitures and is recognized over the requisite service periods of the awards on a straight-line basis, which is generally commensurate with the vesting term.

Fair Value Measurements – The Company follows the FASB’s accounting guidance for fair value measurements and disclosures, which defines fair value and establishes a framework for using fair value to measure assets and liabilities.  That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

·	Level 1: unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;
·

Level 2:  inputs other than Level 1 that are observable, either directly or indirectly, such as quoted market prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in non-active markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

·	Level 3: inputs that are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.  There have been no changes in the valuation techniques used to measure fair value for the years ended December 31, 2012 and 2011.

Recent Accounting Pronouncements ─  In February 2013, the FASB issued updated accounting guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (“AOCI”).  The update requires an entity to present information about the amounts reclassified from AOCI in their financial statements in either a single note or parenthetically on the face of the financial statements.  The updated guidance is effective prospectively for reporting periods beginning after December 15, 2012.  The Company will adopt the provisions of the updated guidance for its quarterly reporting period beginning January 1, 2013, and the Company does not expect the adoption of the revised guidance to have an impact on the Company’s consolidated results of operations or consolidated financial position.

In September 2011, the FASB issued revised accounting guidance for accounting for goodwill, which is intended to reduce the cost and complexity of the annual goodwill impairment test by permitting an entity the option of performing a qualitative assessment to determine whether further impairment testing is necessary.  The revised guidance is effective for annual periods beginning after December 15, 2011.  In the third quarter of 2012, the Company adopted the provisions of the revised guidance for its 2012 annual goodwill impairment test, and the adoption of the revised guidance did not have an impact on the Company’s consolidated results of operations or consolidated financial position.

In May 2011, the FASB issued updated accounting guidance related to fair value measurements and disclosures that result in common fair value measurements and disclosures between U.S. Generally Accepted Accounting Principles and International Financial Reporting Standards.  This new guidance amends current fair value measurement and disclosure guidance to increase transparency around valuation inputs and investment categorization.  This guidance is effective for interim and annual periods beginning on January 1, 2012 and is required to be applied prospectively.  The adoption of this guidance in the first quarter of 2012 did not have a significant impact on the Company’s consolidated results of operations or consolidated financial position.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions

Note 2 – Acquisitions

As part of the Company’s growth-through-acquisition strategy, in July 2011, the Company entered into a definitive agreement with American Water to purchase all of the stock of the subsidiary that holds American Water’s regulated water and wastewater operations in Ohio.  American Water’s Ohio operations served approximately 59,000 customers.  On May 1, 2012, the Company completed its acquisition of American Water’s water and wastewater operations in Ohio.  The total purchase price at closing consisted of $102,154 in cash plus certain assumed liabilities, including debt of $14,281,  as adjusted pursuant to the purchase agreement based on book value at closing.  The transaction has been accounted for as a business combination.  In the fourth quarter of 2012, the Company reduced the amount of goodwill recognized from the acquisition by $10,575 primarily as a result of a tax election allowing the acquisition to be treated as an asset purchase.  The Company has included the results of its acquisition in Ohio in our consolidated financial statements as part of our Regulated segment since the date of acquisition.  The operating revenue and earnings included in the consolidated financial statements of the Company during the period owned by the Company was $27,981 and $3,265, respectively.  The pro forma impact of the Company’s Ohio acquisition was not material to our results of operations for the years ended December 31, 2012, 2011, and 2010, respectively, and to our financial condition as of December 31, 2012 and 2011, respectively.  The preliminary purchase price allocation is as follows:

May 1,
2012
Property, plant and equipment, net	$119,595
Current assets	6,852
Other long-term assets	7,525
Goodwill	1,679
Total assets acquired	135,651

Current liabilities	3,409
Long-term debt, excluding current portion	14,233
Other long-term liabilities	15,855
Total liabilities assumed	33,497

Net assets acquired	$102,154

In addition to the Company’s acquisition in Ohio, during 2012, the Company completed 16 acquisitions of water and wastewater utility systems in various states.  The total purchase price consisted of $19,094 in cash.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $1,527.  The pro forma effect of the businesses acquired is not material to the Company’s results of operations.

In June 2011, the Company completed its acquisition of approximately fifty-one water and five wastewater systems in Texas serving approximately 5,300 customers.  The total purchase price consisted of $6,245 in cash.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $3,245 in 2012 and $1,826 in 2011.  The pro forma effect of the businesses acquired is not material to the Company’s results of operations.

In addition to the Company’s acquisition in Texas, during 2011, the Company completed eight acquisitions of water and wastewater utility systems in various states.  The total purchase price consisted of $2,270 in cash.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $644 in 2012 and $226 in 2011.  The pro forma effect of the businesses acquired in 2011 is not material to the Company’s results of operations.

During 2010, the Company completed 23 acquisitions or other growth ventures in various states.  The total purchase price consisted of $8,625 in cash.  The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $2,998 in 2012, $2,709 in 2011 and $778 in 2010.  The pro forma effect of the businesses acquired in 2010 is not material to the Company’s results of operations.

Discontinued Operations And Other Dispositions	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Other Dispositions [Abstract]
Discontinued Operations And Other Dispositions

Note 3 – Discontinued Operations and Other Dispositions

Discontinued Operations – In September 2012, the Company began to market for sale its water and wastewater operations in Florida, which serve approximately 38,000 customers, and the Company’s waste water treatment facility in Georgia.  In December 2012, the Company entered into a definitive agreement to sell 80 of its water and wastewater systems in Florida to the Florida Governmental Utility Authority for cash at closing of $49,200, which is subject to certain adjustments.  These 80 systems represent approximately 56% of our customers served in Florida.  This transaction is expected to close in the first half of 2013.  In addition, we are holding discussions with interested parties for the sale of the remainder of our Florida water and wastewater operations.   The Company has accounted for these operations as business held for sale.  The sale of the Company’s water and wastewater operations in Florida and Georgia will conclude the Company’s operations in these states.

In July 2011, the Company entered into a definitive agreement with Connecticut Water Service, Inc. to sell its operations in Maine, which served approximately 16,000 customers, for cash at closing plus certain assumed liabilities, including debt of $17,364.  On January 1, 2012, the Company completed the sale for net proceeds of $36,870, and recognized a gain on sale of $17,699 ($10,821 after-tax).  In 2011, the Company recognized additional income tax expense of $4,008 for the additional deferred tax liabilities that arise from the difference between the stock and tax basis of the Company’s investment in its Aqua Maine subsidiary.

In July 2011, the Company entered into a definitive agreement with American Water to sell its operations in New York for its book value at closing plus certain assumed liabilities, including debt of approximately $23,000.  On May 1, 2012, the Company completed the sale for net proceeds of $36,688 in cash as adjusted pursuant to the sale agreement based on book value at closing.  In 2012, the Company recognized a loss on sale of $2,736 ($1,874 after-tax), resulting from charges incurred from the sale.  In 2011, the Company recognized additional income tax expense of $3,245 for the additional deferred tax liabilities that arise from the difference between the stock and tax basis of the Company’s investment in its Aqua New York subsidiary.  The Company’s New York operations served approximately 51,000 customers.

The operating results, cash flows, and financial position of the Company’s subsidiaries named above have been presented in the Company’s consolidated statements of net income, consolidated statements of cash flow, and consolidated balance sheets as discontinued operations.

A summary of discontinued operations presented in the consolidated statements of net income includes the following:

	Years Ended
	December 31,
	2012	2011	2010
Operating revenues	$31,458	$67,391	$65,886
Total operating expenses	24,286	49,617	51,144
Operating income	7,172	17,774	14,742
Other (income) expense:
Gain on sale	(17,699)	-	-
Loss on sale	2,981	-	-
Other expenses, net	1,397	3,495	1,992
Income from discontinued operations before income taxes	20,493	14,279	12,750
Provision for income taxes	8,017	12,893	5,154
Income from discontinued operations	$12,476	$1,386	$7,596

The assets and liabilities of discontinued operations presented in the consolidated balance sheets include the following:

	December 31,
	2012	2011
Property, plant and equipment, at cost	$128,463	$299,689
Less: accumulated depreciation	48,856	104,889
Net property, plant and equipment	79,607	194,800
Current assets	4,656	16,341
Regulatory assets	2,034	36,656
Goodwill	-	12,316
Other assets	126	2,948
Assets of discontinued operations held for sale	86,423	263,061

Long-term debt, excluding current portion	-	40,326
Current liabilities	2,074	8,235
Deferred income taxes and investment tax credits	5,166	28,690
Contributions in aid of construction	15,560	25,940
Other liabilities	837	33,980
Liabilities of discontinued operations held for sale	23,637	137,171

Net assets	$62,786	$125,890

Other Dispositions – The following dispositions have not been presented as discontinued operations in the Company’s consolidated financial statements as the Company does not believe that disclosure of the following disposed water and wastewater utility systems as discontinued operations is meaningful to the reader of the financial statements for making investment decisions either individually or in the aggregate.  The gains disclosed below are reported in the consolidated statements of net income as a reduction to operations and maintenance expense.

In June 2011, the Company sold a water and wastewater utility system for net proceeds of $4,106.  The sale resulted in the recognition of a gain on the sale, net of expenses, of $2,692, and is reported in the consolidated statement of income as a reduction to operations and maintenance expense.  The utility systems represented approximately 0.03% of the Company’s total assets.

In May 2011, the Company sold its regulated water and wastewater operations in Missouri for net proceeds of $3,225.  This sale of the Company’s Missouri operations concluded its regulated utility operations in Missouri.  The sale of the Company’s utility operations in Missouri represented approximately 0.07% of the Company’s total assets.

In January 2011, the Company sold a water and wastewater utility system for net proceeds of $3,118.  The sale resulted in the recognition of a gain on the sale of these assets, net of expenses, of $2,452.  The gain is reported in the consolidated statement of income as a reduction to operations and maintenance expense.    The utility system represented approximately 0.01% of the Company’s total assets.

In December 2010, the Company sold a wastewater utility system for net proceeds of $120.  The utility system represented less than 0.01% of the Company’s total assets.

The City of Fort Wayne, Indiana (“the City”) has authorized the acquisition by eminent domain of the northern portion of the utility system of one of the Company’s operating subsidiaries in Indiana.  In January 2008, the Company reached a settlement with the City to transition the northern portion of the system in February 2008 upon receipt of the City’s initial valuation payment of $16,911.  The settlement agreement specifically stated that the final valuation of the northern portion of the Company’s system will be determined through a continuation of the legal proceedings that were filed challenging the City’s valuation.  On February 12, 2008, the Company turned over the northern portion of the system to the City upon receipt of the initial valuation payment.  The proceeds received by the Company are in excess of the book value of the assets relinquished.  No gain has been recognized due to the contingency over the final valuation of the assets.  The net book value of the assets relinquished has been removed from the consolidated balance sheet and the difference between the net book value and the initial payment received has been deferred and is recorded in other accrued liabilities on the Company’s consolidated balance sheet.  Once the contingency is resolved and the asset valuation is finalized, through the finalization of the litigation between the Company and the City of Fort Wayne, the amounts deferred will be recognized in the Company’s consolidated income statement.  On March 16, 2009, oral argument was held on certain procedural aspects with respect to the valuation evidence that may be presented and whether the Company is entitled to a jury trial.  On October 12, 2010, the Wells County Indiana Circuit Court ruled that the Company is not entitled to a jury trial, and that the Wells County judge should review the City of Fort Wayne Board of Public Works’ assessment based upon a “capricious, arbitrary or an abuse of discretion” standard.  The Company disagreed with the Court’s decision and appealed the Wells County Indiana Circuit Court’s decision to the Indiana Court of Appeals.    On January 13, 2012, the Indiana Court of Appeals reached a decision denying the Company’s appeal.  On February 10, 2012, the Company filed a petition for transfer requesting that the Indiana Supreme Court review the matter.  That petition is currently pending.  The Company continues to evaluate its legal options with respect to this decision.  Depending upon the outcome of all of the legal proceeding the Company may be required to refund a portion of the initial valuation payment, or may receive additional proceeds.  The northern portion of the utility system relinquished represents approximately 0.40% of the Company’s total assets.  In addition, in December 2012, the Fort Wayne City Council considered an ordinance that sought to declare it a “public convenience and necessity” to acquire the Company's utility system located in the southwest section of the City and, if negotiations with Fort Wayne officials were to fail, to condemn the Company's utility system.  The first public hearing on the ordinance was held on January 22, 2013 and a subsequent hearing scheduled for February 5, 2013 was not held due to ongoing settlement discussions between the parties.  The Company will continue to evaluate all of its legal options.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

Note 4 – Property, Plant and Equipment

	December 31,		Approximate Range	Weighted Average
	2012	2011	of Useful Lives	Useful Life
Utility plant and equipment:
Mains and accessories	$2,190,078	$1,984,171	26 to 92 years	75 years
Services, hydrants, treatment
plants and reservoirs	1,275,221	1,165,983	5 to 85 years	47 years
Operations structures and water tanks	233,743	213,368	14 to 70 years	48 years
Miscellaneous pumping and
purification equipment	594,687	507,035	5 to 145 years	36 years
Meters, data processing, transportation
and operating equipment	573,899	529,160	3 to 78 years	23 years
Land and other non-depreciable assets	95,436	81,421	-	-
Utility plant and equipment	4,963,064	4,481,138
Utility construction work in progress	107,944	61,232	-	-
Net utility plant acquisition adjustment	(31,347)	(33,839)	0 to 52 years	22 years
Non-utility plant and equipment	10,739	9,435	0 to 25 years	5 years
Total property, plant and equipment	$5,050,400	$4,517,966

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Abstract]
Accounts Receivable

Note 5 – Accounts Receivable

	December 31,
	2012	2011

Billed utility revenue	$54,294	$47,311
Unbilled utility revenue	33,590	29,361
Other	9,358	3,359
	97,242	80,031
Less allowance for doubtful accounts	4,321	4,485
Net accounts receivable	$92,921	$75,546

The Company’s utility customers are located principally in the following states: 47% in Pennsylvania, 16% in Ohio, 10% in North Carolina, 8% in Texas, and 7% in Illinois. No single customer accounted for more than one percent of the Company's regulated operating revenues during the years ended December 31, 2012, 2011, and 2010.  The following table summarizes the changes in the Company’s allowance for doubtful accounts:

	2012	2011	2010

Balance at January 1,	$4,485	$4,367	$4,790
Amounts charged to expense	4,805	4,854	4,156
Accounts written off	(5,939)	(5,780)	(5,489)
Recoveries of accounts written off	970	1,044	910
Balance at December 31,	$4,321	$4,485	$4,367

Regulatory Assets And Liabilities	12 Months Ended
Dec. 31, 2012
Regulatory Assets And Liabilities [Abstract]
Regulatory Assets And Liabilities

Note 6 – Regulatory Assets and Liabilities

The regulatory assets represent costs that are expected to be fully recovered from customers in future rates while regulatory liabilities represent amounts that are expected to be refunded to customers in future rates or amounts recovered from customers in advance of incurring the costs.  Except for income taxes, regulatory assets and regulatory liabilities are excluded from the Company’s rate base and do not earn a return.  The components of regulatory assets and regulatory liabilities are as follows:

	December 31,		December 31,
	2012		2011
	Regulatory	Regulatory	Regulatory	Regulatory
	Assets	Liabilities	Assets	Liabilities

Income taxes	$348,359	$192,551	$102,726	$1,706
Utility plant retirement costs	16,976	19,936	21,975	15,845
Post-retirement benefits	139,139	28,795	100,640	22,961
Water tank painting	2,836	-	4,420	-
Fair value adjustment of long-term
debt assumed in acquisition	4,739	-	1,540	162
Rate case filing expenses & other	9,215	81	8,731	670
	$521,264	$241,363	$240,032	$41,344

Items giving rise to deferred state income taxes, as well as a portion of deferred Federal income taxes related to certain differences between tax and book depreciation expense, are recognized in the rate setting process on a cash or flow-through basis and will be recovered as they reverse.  Amounts include differences that arise between certain utility asset improvement costs capitalized for book and deducted as a repair expense for tax purposes.

The regulatory liability for the repair tax accounting change catch-up represents the tax benefits anticipated to be realized on the Company’s 2012 tax return, which has not yet flowed-through as a reduction to income tax expense due to the ten year amortization period which is expected to begin in 2013.  This amortization period was stipulated in a June 2012 rate order issued to Aqua Pennsylvania.

The regulatory asset for utility plant retirement costs, including cost of removal, represents costs already incurred that are expected to be recovered in future rates over a five year recovery period.  The regulatory liability for utility plant retirement costs represents amounts recovered through rates during the life of the associated asset and before the costs are incurred.

Post-retirement benefits include pension and other post-retirement benefits.  A regulatory asset has been recorded at December 31, 2012 and 2011 for the costs that would otherwise be charged to stockholders’ equity for the underfunded status of the Company’s pension and other post-retirement benefit plans.  The regulatory asset related to pension costs includes deferred net pension expense in excess of amounts funded which the Company believes will be recoverable in future years as pension funding is required.  The regulatory asset related to post-retirement benefits other than pensions represents costs that were deferred between the time that the accrual method of accounting for these benefits was adopted in 1993 and the recognition of the accrual method in the Company's rates as prescribed in subsequent rate filings. Amortization of the amount deferred for post-retirement benefits other than pensions began in 1994 and is currently being recovered in rates.

Expenses associated with water tank painting are deferred and amortized over a period of time as approved in the regulatory process.  Water tank painting costs are generally being amortized over a period ranging from 5 to 17 years.

The Company recorded a fair value adjustment for fixed rate, long-term debt assumed in acquisitions that matures in various years ranging from 2022 to 2029.  The regulatory asset or liability results from the rate setting process continuing to recognize the historical interest cost of the assumed debt.

The regulatory asset related to rate case filing expenses represents the costs associated with filing for rate increases that are deferred and amortized over periods that generally range from one to five years.  Other represents costs incurred by the Company for which it has received or expects to receive rate recovery.

The regulatory asset related to the costs incurred for information technology software projects and water main cleaning and relining projects are described in Note 1 – Summary of Significant Accounting Policies – Property, Plant and Equipment and Depreciation.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 7 – Income Taxes

The provision for income taxes for the Company’s continuing operations consists of:

	Years Ended December 31,
	2012	2011	2010
Current:
Federal	$(13,854)	$(936)	$(7,437)
State	3,172	(2,063)	12,148
	(10,682)	(2,999)	4,711
Deferred:
Federal	67,743	76,479	68,644
State	9,820	(4,369)	1,585
	77,563	72,110	70,229

Total tax expense	$66,881	$69,111	$74,940

The statutory Federal tax rate is 35% and for states with a corporate net income tax, the state corporate net income tax rates range from 5% to 9.99% for all years presented.

The reasons for the differences between amounts computed by applying the statutory Federal income tax rate to income before income tax expense for the Company’s continuing operations are as follows:

	Years Ended December 31,
	2012	2011	2010

Computed Federal tax expense at statutory rate	$87,839	$73,778	$66,962
Decrease in tax expense related to repair tax accounting change	(28,948)	-	-
State income taxes, net of federal tax benefit	8,445	(4,180)	8,926
Increase in tax expense for depreciation expense
to be recovered in future rates	361	551	210
Stock-based compensation	(386)	(355)	(67)
Deduction for Aqua America common dividends
paid under employee benefit plan	(387)	(345)	(374)
Amortization of deferred investment tax credits	(420)	(340)	(333)
Other, net	377	2	(384)
Actual income tax expense	$66,881	$69,111	$74,940

In December 2012, the Company changed its tax method of accounting for certain qualifying utility system repairs in Aqua Pennsylvania effective with the tax year ended December 31, 2012 and for prior tax years.  The tax accounting method was changed to permit the expensing of certain utility asset improvement costs that were previously being capitalized and depreciated for book and tax purposes (the “repair change”).  The repair change was implemented in response to a June 2012 rate order issued by the Pennsylvania Public Utility Commission to Aqua Pennsylvania (“settlement agreement”) which provides for flow-through accounting treatment of certain income tax benefits resulting from the repair change.  As a result of this settlement agreement, the net 2012 income tax benefits of $33,565 reduced income tax expense and flowed-through to net income in the fourth quarter of 2012, and the income tax benefits of $111,397 for qualifying capital expenditures made prior to 2012 (“catch-up adjustment”) have been deferred as of December 31, 2012 and, based on the settlement agreement, a ten year amortization of the income tax benefits is expected to reduce income tax expense beginning in 2013.  The repair change resulted in a significant reduction in the effective income tax rate, a net reduction in income tax expense of $33,565 in the fourth quarter of 2012 for the tax year 2012 impact, and reduced the amount of taxes currently payable resulting in a tax refund expected of $14,802 on tax payments made prior to the repair change.  The catch-up adjustment resulted in a $88,476 decrease to current taxes payable; a $190,389 increase to regulatory liabilities which it expected to be amortized over the next ten years; an increase to both deferred tax liabilities and regulatory assets representing the appropriate book/tax basis difference on capital additions.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 was enacted on December 17, 2010 and provided for a 100 percent expensing allowance for qualifying capital additions placed in service after September 8, 2010 through tax year 2011, and extended 50 percent bonus depreciation for qualifying capital additions for tax year 2012.  In February 2011, one of the Company’s state tax jurisdictions issued guidance that it would recognize the 100% expensing allowance in the 2011 tax year.  As a result of this guidance and the flow-through treatment afforded by that state’s regulatory commission, the net state income tax benefit reduced the Company’s 2011 state income tax expense by $14,800 and reduced the Company’s effective state income tax rate.  The American Tax Relief Act of 2012 was enacted on January 1, 2013 and provided for an extension of the 50% bonus depreciation for qualifying capital additions for tax year 2013.

The following table provides the components of the net deferred tax liability from continuing operations:

	December 31,
	2012	2011
Deferred tax assets:
Customers' advances for construction	$26,820	$17,650
Costs expensed for book not deducted
for tax, principally accrued expenses	13,124	1,105
Utility plant acquisition adjustment
basis differences	12,496	11,614
Post-retirement benefits	35,955	36,141
Tax loss carryfoward	111,452	47,860
Other	2,360	2,183
	202,207	116,553
Less valuation allowance	7,506	8,639
	194,701	107,914

Deferred tax liabilities:
Utility plant, principally due to
depreciation and differences in the basis
of fixed assets due to variation in tax
and book accounting	772,006	580,405
Deferred taxes associated with the gross-up
of revenues necessary to recover, in rates,
the effect of temporary differences	66,361	43,710
Tax effect of regulatory asset for
post-retirement benefits	35,955	36,141
Deferred investment tax credit	5,928	6,544
	880,250	666,800

Net deferred tax liability	$685,549	$558,886

At December 31, 2012 and 2011, the Company recorded Federal net operating losses (“NOL”) of $118,327 and $76,064, respectively.  The Company believes the Federal NOLs are more likely than not to be recovered and require no valuation allowance.  The Company’s Federal NOLs do not begin to expire until 2031and 2032, respectively.  As of December 31, 2012, the cumulative NOL is $215,585.

In 2012 and 2011, as a result of the Company’s Federal cumulative NOLs the Company ceased recognizing the windfall tax benefit associated with stock-based compensation, because the deduction did not reduce income taxes payable.  Upon realization of the Company’s Federal NOLs, the Company will recognize a windfall tax benefit of $2,121.

At December 31, 2012 and 2011, the Company recorded state NOLs of $249,895 and $79,391, respectively, a portion of which are offset by a valuation allowance because the Company does not believe these NOLs are more likely than not to be realized.   The state NOLs do not begin to expire until 2021.  As of December 31, 2012, the cumulative NOL is $375,299.

The Company has analyzed filing positions in its Federal and state jurisdictions where it is required to file income tax returns, as well as for all open tax years in these jurisdictions.  The Company’s determination of what qualifies as a capital cost versus repair expense as it relates to the repair tax change will likely be reviewed upon audit by the IRS and could be subject to subsequent adjustment.  The Company believes its income tax filing positions and deductions will be sustained under both Federal and state audits and it believes it does not have uncertain tax positions that, in the event of adjustment, will result in a material effect on its results of operations or financial position.  The Company does not have a reserve for uncertain tax positions.  The Company has elected to recognize accrued interest and penalties related to uncertain tax positions as income tax expense.  As of December 31, 2012, the Company’s Federal income tax returns for all years through 2008 have been closed.  Tax years 2009 through 2012 remain open to Federal examination, and tax years 2010 and 2011 are currently under examination.  The statute remains open for the Company’s state income tax returns for tax years 2009 through 2012 in the various states the Company’s conducts business in.  There is currently an Illinois state income tax audit underway for tax years 2008 and 2009.

Taxes Other Than Income Taxes	12 Months Ended
Dec. 31, 2012
Taxes Other Than Income Taxes [Abstract]
Taxes Other Than Income Taxes

Note 8 – Taxes Other than Income Taxes

The following table provides the components of taxes other than income taxes:

	Years Ended December 31,
	2012	2011	2010

Property	$21,550	$16,618	$16,573
Capital Stock	3,196	3,559	3,458
Gross receipts, excise and franchise	10,060	9,408	9,450
Payroll	6,967	6,441	6,185
Other	5,631	5,423	4,481
Total taxes other than income	$47,404	$41,449	$40,147

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 9 – Commitments and Contingencies

The following disclosures reflect commitments and contingencies for the Company’s continuing operations.

Commitments – The Company leases motor vehicles, buildings and other equipment under operating leases that are noncancelable.  The future annual minimum lease payments due are as follows:

2013	2014	2015	2016		2017	Thereafter
$2,568	$1,925	$1,191	$483	$	$ 131	$476

The Company leases parcels of land on which treatment plants and other facilities are situated and adjacent parcels that are used for watershed protection.  The operating leases are noncancelable, expire between 2014 and 2051 and contain certain renewal provisions.  Certain leases are subject to an adjustment every five years based on changes in the Consumer Price Index.  Subject to the aforesaid adjustment, during each of the next five years, an average of $608 of annual lease payments for land is due, and the aggregate of the years remaining approximates $14,299.  The Company leases treatment plants to other parties under lease agreements that require payments to the Company of:

2013	2014	2015	2016	2017	Thereafter
$494	$494	$496	$507	$507	$3,466

The Company maintains agreements with other water purveyors for the purchase of water to supplement its water supply, particularly during periods of peak demand.  The agreements stipulate purchases of minimum quantities of water to the year 2026.  The estimated annual commitments related to such purchases through 2017 are expected to average $11,553 and the aggregate of the years remaining approximates $32,826.

The Company has entered into purchase obligations, in the ordinary course of business, that include agreements for water treatment processes at certain of its wells in a small number of its divisions.  The 20 year term agreement provides for the use of treatment equipment and media used in the treatment process and are subject to adjustment based on changes in the Consumer Price Index.  The future contractual cash obligation related to these agreements is:  $924 in 2013, $944 in 2014, $964 in 2015, $985 in 2016, $1,006 in 2017 and $12,677 thereafter.  In addition, as of December 31, 2012, the estimated capital expenditures required under legal and binding long-term contracts are approximately $16,600 in 2013 and $3,950 in 2015.

Rent expense under operating leases, purchased water expense, and water treatment expenses under these agreements were as follows:

	Years Ended December 31,
	2012	2011	2010

Operating lease expense	$3,850	$3,553	$3,631
Purchased water under
long-term agreements	11,796	14,507	13,621
Water treatment expense
under contractual agreement	897	865	777

Contingencies – The Company is routinely involved in various disputes, claims, lawsuits and other regulatory and legal matters, including both asserted and unasserted legal claims, in the ordinary course of business.  The status of each such matter, referred to herein as a loss contingency, is reviewed and assessed in accordance with applicable accounting rules regarding the nature of the matter, the likelihood that a loss will be incurred, and the amounts involved.  As of December 31, 2012, the aggregate amount of $13,238 is accrued for loss contingencies and is reported in the Company’s consolidated balance sheet as other accrued liabilities and other liabilities.  These accruals represent management’s best estimate of probable loss (as defined in the accounting guidance) for loss contingencies or the low end of a range of losses if no single probable loss can be estimated.  For some loss contingencies, the Company is unable to estimate the amount of the probable loss or range of probable losses.  While the final outcome of these loss contingencies cannot be predicted with certainty, and unfavorable outcomes could negatively impact the Company, at this time in the opinion of management, the final resolution of these matters are not expected to have a material adverse effect on the Company’s financial position, results of operations or cash flows.  Further, Aqua America has insurance coverage for certain of these loss contingencies, and as of December 31, 2012, estimates that approximately $1,865 of the amount accrued for these matters are probable of recovery through insurance, which amount is also reported in the Company’s consolidated balance sheet as deferred charges and other assets, net.  The Company is involved in the following condemnation proceedings and legal matters, as described below:

·

Refer to Note 3 – Discontinued Operations and Other Dispositions for a discussion of the Company’s challenge to the valuation of the northern portion of its Fort Wayne, Indiana utility system that was turned over to the City of Fort Wayne, Indiana in February 2008.

·

In 2006, a lawsuit was filed by two occupants of a house abutting a wastewater treatment plant facility owned by the Company’s subsidiary in Florida.  The lawsuit, as amended, alleged the plaintiffs sustained bodily injury and property damage due to the design, operation and maintenance of the plant.  In January 2011, a trial was held which resulted in the judicial dismissal of the count for strict liability and jury verdicts in favor of the Company on the remaining counts.  In June 2011, the plaintiffs agreed to dismiss their appeals and to release all claims against the Company’s subsidiary and the Company, which resulted in the conclusion of the original plaintiffs’ litigation against the Company’s subsidiary.  In the third quarter of 2008, approximately thirty-five additional plaintiffs, associated with approximately eight other nearby homes, and represented by the same counsel as the original plaintiffs, filed a separate lawsuit making similar allegations against our Florida subsidiary with respect to the operation of the facility.  The court has severed the litigation so that the plaintiffs will be grouped by the houses in which they lived and a separate trial will be held for each of the households.  Some of these plaintiffs testified in the trial of the original lawsuit in which all allegations were resolved in the Company’s favor.  The claims from the first of these households are expected to go to trial in May 2013.  The Company continues to assess these matters and any potential losses, which based on the outcome of the litigation may or may not be covered by the Company’s insurance coverage.  At this time, the Company believes that the estimated amount of any potential losses would not be material to the Company’s consolidated results of operations or consolidated financial condition.

·

One of the Company’s subsidiaries acquired in 2008 had entered into a Consent Decree with the United States Environmental Protection Agency and received from the United States Department of Justice a proposed civil penalty related to alleged violations, which is currently estimated to be approximately $254.  The Company’s subsidiary had contested the appropriateness of earlier calculations of the proposed penalty based on sanitary sewer violations occurring prior to the acquisition of the subsidiary and the amount of the proposed penalty.  A reserve has been accrued for this loss contingency as it is judged to be probable and the amount is estimable.  The Company had withheld payment of a certain amount of shares payable to the sellers as a contingent indemnification offset related to the proceedings.  Pursuant to further agreement with the sellers, the Company has retained a portion of those shares in an amount anticipated to cover penalty amounts and attendant costs, continued to withhold a designated amount of shares to cover contingent increases, and released a certain number of shares to the sellers.

Although the results of legal proceedings cannot be predicted with certainty, there are no other pending legal proceedings to which the Company or any of its subsidiaries is a party or to which any of its properties is the subject that are material or are expected to have a material effect on the Company’s financial position, results of operations or cash flows.

Long-Term Debt And Loans Payable	12 Months Ended
Dec. 31, 2012
Long-Term Debt And Loans Payable [Abstract]
Long-Term Debt And Loans Payable

Note 10 – Long-term Debt and Loans Payable

Long-term Debt – The consolidated statements of capitalization provide a summary of long-term debt as of December 31, 2012 and 2011.  The supplemental indentures with respect to certain issues of the First Mortgage Bonds restrict the ability of Aqua Pennsylvania and certain other operating subsidiaries of the Company to declare dividends, in cash or property, or repurchase or otherwise acquire the stock of these companies.  As of December 31, 2012, approximately $701,000 of Aqua Pennsylvania’s retained earnings of approximately $721,000 and approximately $114,000 of the retained earnings of approximately $121,000 of certain other subsidiaries were free of these restrictions. Certain supplemental indentures also prohibit Aqua Pennsylvania and certain other subsidiaries of the Company from making loans to, or purchasing the stock of, the Company.

Sinking fund payments are required by the terms of certain issues of long-term debt.  Excluding amounts due under the Company’s revolving credit agreement, the future sinking fund payments and debt maturities of the Company’s long-term debt are as follows:

Interest Rate Range	2013	2014	2015	2016	2017	Thereafter

0.00% to 0.99%	$190	$193	$193	$191	$195	$1,922
1.00% to 1.99%	2,350	2,320	2,257	2,139	102,004	16,181
2.00% to 2.99%	1,133	1,164	1,201	1,230	1,259	11,133
3.00% to 3.99%	2,345	2,420	2,508	2,581	2,682	144,941
4.00% to 4.99%	21,888	27,301	310	11,124	11,138	488,896
5.00% to 5.99%	10,499	51,566	38,504	16,763	14,937	430,592
6.00% to 6.99%	-	-	12,000	-	8,903	44,000
7.00% to 7.99%	317	379	409	442	478	33,635
8.00% to 8.99%	269	376	405	437	473	17,672
9.00% to 9.99%	6,047	700	700	700	700	25,700
10.00% to 10.99%	-	-	-	-	-	6,000
Total	$45,038	$86,419	$58,487	$35,607	$142,769	$1,220,672

In November 2012, Aqua Pennsylvania issued $80,000 of first mortgage bonds, secured by a supplement to its first mortgage indenture, of which $40,000 is due in 2041, $20,000 is due in 2042, and $20,000 is due in 2047 with interest rates of 3.79%, 3.80%, and 3.85% respectively.  The proceeds were used to refinance higher coupon first mortgage bonds and pay down our revolving credit facility.

In June 2012, the Company issued $50,000 of senior unsecured notes due in 2027 with an interest rate of 3.57%.  The proceeds were used to fund the Company’s capital expenditures.

As of December 31, 2012, the trustee for one issue held $23,010 pending construction of the projects to be financed with the issue of tax-exempt bonds in 2010 which is reported in the consolidated balance sheet as funds restricted for construction activity.

The weighted average cost of long-term debt at December 31, 2012 and 2011 was 4.81% and 5.17%, respectively.  The weighted average cost of fixed rate long-term debt at December 31, 2012 and 2011 was 5.06% and 5.30%, respectively.

In March 2012, the Company entered into a five-year $150,000 unsecured revolving credit facility with three banks that expires in March 2017.  Included within this facility is a $15,000 sublimit for daily demand loans.  Funds borrowed under this facility are classified as long-term debt and are used to provide working capital.  The Company’s $150,000 unsecured revolving credit facility replaced the Company’s prior $95,000 unsecured revolving credit facility, which expired in May 2012.  As of December 31, 2012, the Company has the following sublimits and available capacity under the credit facility:  $25,000 letter of credit sublimit, $5,644 of letters of credit available capacity, $0  borrowed under the swing-line commitment, and $100,000 of funds borrowed under the agreement.  Interest under this facility is based at the Company’s option, on the prime rate, an adjusted Euro-Rate, an adjusted federal funds rate or at rates offered by the banks.  A facility fee is charged on the total commitment amount of the agreement.  Under this facility the average cost of borrowings was 0.85% and 0.45%, and the average borrowing was $68,609 and $53,473, during 2012 and 2011, respectively.

The Company is obligated to comply with covenants under some of its loan and debt agreements.  These covenants contain a number of restrictive financial covenants, which among other things limit, subject to certain exceptions, the Company’s ratio of consolidated total indebtedness to consolidated total capitalization, and require a minimum level of earnings coverage over interest expense.  During 2012, the Company was in compliance with its debt covenants under its credit facilities.  Failure to comply with the Company’s debt covenants could result in an event of default, which could result in the Company being required to repay or finance its borrowings before their due date, possibly limiting the Company’s future borrowings, and increasing its borrowing costs.

Loans Payable – In November 2012, Aqua Pennsylvania renewed its $100,000 364-day unsecured revolving credit facility with four banks.  The funds borrowed under this agreement are classified as loans payable and used to provide working capital.  As of December 31, 2012 and 2011, funds borrowed under the agreement were $70,902 and $84,030, respectively.  Interest under this facility is based, at the borrower’s option, on the prime rate, an adjusted federal funds rate, an adjusted London Interbank Offered Rate corresponding to the interest period selected, an adjusted Euro-Rate corresponding to the interest period selected or at rates offered by the banks.  This agreement restricts short-term borrowings of Aqua Pennsylvania.  A commitment fee of 0.10% is charged on the total commitment amount of Aqua Pennsylvania’s revolving credit agreement.  The average cost of borrowing under the facility was 0.94% and 1.01%, and the average borrowing was $78,525 and $80,235, during 2012 and 2011, respectively. The maximum amount outstanding at the end of any one month was $89,973 and $92,143 in 2012 and 2011, respectively.

At December 31, 2012 and 2011, the Company had other combined short-term lines of credit of $60,500.  Funds borrowed under these lines are classified as loans payable and are used to provide working capital.  As of December 31, 2012 and 2011, funds borrowed under the short-term lines of credit were $9,481 and $23,741, respectively.  The average borrowing under the lines was $15,583 and $15,795 during 2012 and 2011, respectively.  The maximum amount outstanding at the end of any one month was $22,941 and $26,741 in 2012 and 2011.  Interest under the lines is based at the Company’s option, depending on the line, on the prime rate, an adjusted Euro-Rate, an adjusted federal funds rate or at rates offered by the banks.  The average cost of borrowings under all lines during 2012 and 2011 was 1.83% and 1.96%, respectively.

Interest Income – Interest income of $372, $757, and $1,288 was netted against interest expense on the consolidated statement of income for the years ended December 31, 2012, 2011, and 2010, respectively.  The total interest cost was $78,129, $78,561, and $74,681 in 2012, 2011, and 2010, including amounts capitalized of $4,142, $7,150, and $4,831, respectively.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

Note 11 – Fair Value of Financial Instruments

Financial instruments are recorded at carrying value in the financial statements and approximate fair value as of the dates presented.  The fair value of these instruments is disclosed below in accordance with current accounting guidance related to financial instruments.

The fair value of funds restricted for construction activity and loans payable are determined based on their carrying amount and utilizing level 1 methods and assumptions.  As of December  31, 2012 and 2011, the carrying amount of the Company’s funds restricted for construction activity was $23,572 and $88,905,  respectively, which equates to their estimated fair value.  As of December  31, 2012 and 2011, the carrying amount of the Company’s loans payable was $80,383 and $107,771, respectively, which equates to their estimated fair value.  The fair value of cash and cash equivalents, which is comprised of a money market fund, is determined based on the net asset value per unit utilizing level 2 methods and assumptions.  As of December  31, 2012 and 2011, the carrying amounts of the Company's cash and cash equivalents was $5,521 and $8,204, which equates to their fair value.

The carrying amount and estimated fair value of the Company’s long-term debt are as follows:

	December 31,
	2012	2011

Carrying amount	$1,588,992	$1,475,886
Estimated fair value	1,702,997	1,549,343

The fair value of long-term debt has been determined by discounting the future cash flows using current market interest rates for similar financial instruments of the same duration utilizing level 2 methods and assumptions.  The Company’s customers’ advances for construction have a carrying value of $71,595 and $66,198 at December 31, 2012 and 2011, respectively.  Their relative fair values cannot be accurately estimated because future refund payments depend on several variables, including new customer connections, customer consumption levels and future rate increases.  Portions of these non-interest bearing instruments are payable annually through 2027 and amounts not paid by the contract expiration dates become non-refundable.  The fair value of these amounts would, however, be less than their carrying value due to the non-interest bearing feature.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 12 – Stockholders’ Equity

At December 31, 2012, the Company had 300,000,000 shares of common stock authorized; par value $0.50.  Shares outstanding and treasury shares held were as follows:

	December 31,
	2012	2011	2010

Shares outstanding	140,167,266	138,815,098	137,775,567
Treasury shares	776,355	710,482	673,472

At December 31, 2012, the Company had 1,738,619 shares of authorized but unissued Series Preferred Stock, $1.00 par value.

In February 2012, the Company renewed its universal shelf registration, which expired in December 2011, through a filing with the Securities and Exchange Commission (“SEC”) to allow for the potential future sale by the Company, from time to time, in one or more public offerings, of an indeterminate amount of our common stock, preferred stock, debt securities and other securities specified therein at indeterminate prices.

The Company has a shelf registration statement filed with the SEC to permit the offering from time to time of shares of common stock and shares of preferred stock in connection with acquisitions.  The balance remaining available for use under the acquisition shelf registration as of December 31, 2012 is 1,904,487 shares.  The form and terms of any securities issued under these shelf registrations will be determined at the time of issuance.

The Company has a Dividend Reinvestment and Direct Stock Purchase Plan (“Plan”) that allows reinvested dividends to be used to purchase shares of common stock at a five percent discount from the current market value.  Under the direct stock purchase program, shares are purchased by investors at market price.  The shares issued under the Plan are either original issue shares or shares purchased by the Company’s transfer agent in the open-market.  During 2012, 2011, and 2010, under the dividend reinvestment portion of the Plan, 569,392,  588,745, and 670,538 original issue shares of common stock were sold providing the Company with proceeds of $12,921, $12,304, and $11,966, respectively.

The Board of Directors has authorized the Company to purchase its common stock, from time to time, in the open market or through privately negotiated transactions.  The Company has not repurchased any shares under this authorization since 2000.  As of December 31, 2012, 548,278 shares remain available for repurchase.

The Company’s accumulated other comprehensive income is reported in the stockholders’ equity section of the consolidated balance sheets, the consolidated statements of equity, and the related components of other comprehensive income are reported in the consolidated statements of comprehensive income.  The Company reports its unrealized gains or losses on investments as other comprehensive income and accumulated other comprehensive income.  The Company recorded a regulatory asset for its underfunded status of its pension and post-retirement benefit plans that would otherwise be charged to other comprehensive income, as it anticipates recovery of its costs through customer rates.

Net Income Per Common Share And Equity Per Common Share	12 Months Ended
Dec. 31, 2012
Net Income Per Common Share And Equity Per Common Share [Abstract]
Net Income Per Common Share And Equity Per Common Share

Note 13 – Net Income per Common Share and Equity per Common Share

Basic net income per share is based on the weighted average number of common shares outstanding.  Diluted net income per share is based on the weighted average number of common shares outstanding and potentially dilutive shares.  The dilutive effect of employee stock options is included in the computation of diluted net income per share.  The dilutive effect of stock options is calculated using the treasury stock method and expected proceeds upon exercise of the stock options.  The following table summarizes the shares, in thousands, used in computing basic and diluted net income per share:

	Years ended December 31,
	2012	2011	2010
Average common shares outstanding during
the period for basic computation	139,361	138,182	136,948
Effect of dilutive securities:
Employee stock based compensation	573	507	348
Average common shares outstanding during
the period for diluted computation	139,934	138,689	137,296

For the years ended December 31, 2012, 2011, and 2010, employee stock options to purchase 427,452,  926,300, and 2,024,151 shares of common stock, respectively, were excluded from the calculations of diluted net income per share as the calculated proceeds from the options’ exercise were greater than the average market price of the Company’s common stock during these periods.

Equity per common share was $9.89 and $9.01 at December 31, 2012 and 2011, respectively.  These amounts were computed by dividing Aqua America stockholders’ equity by the number of shares of common stock outstanding at the end of each year.

Employee Stock And Incentive Plan	12 Months Ended
Dec. 31, 2012
Employee Stock And Incentive Plan [Abstract]
Employee Stock And Incentive Plan

Note 14 – Employee Stock and Incentive Plan

Under the Company’s 2009 Omnibus Equity Compensation Plan (the “2009 Plan”), as approved by the Company’s shareholders to replace the 2004 Equity Compensation Plan (the “2004 Plan”), stock options, stock units, stock awards, stock appreciation rights, dividend equivalents, and other stock-based awards may be granted to employees, non-employee directors, and consultants and advisors.   The 2009 Plan authorizes 5,000,000 shares for issuance under the plan.  A maximum of 50% of the shares available for issuance under the 2009 Plan may be issued as stock awards or share units and the maximum number of shares that may be subject to grants under the Plan to any one individual in any one year is 200,000.   Shares issued under the 2009 Plan may be original issue shares, the issuance of treasury shares, or shares purchased by the Company in the open-market.  Awards under the 2009 Plan are made by a committee of the Board of Directors.  At December 31, 2012,  4,261,530 shares underlying stock option and restricted stock awards were still available for grant under the 2009 Plan.  No further grants may be made under the 2004 plan.

Performance Share Units – During 2012 and 2011, the Company granted performance share units.  There were no grants in 2010.  A performance share unit (“PSU”) represents the right to receive a share of the Company’s common stock if specified performance goals are met over the three year performance period specified in the grant, subject to certain exceptions through the three year vesting period.  Each grantee is granted a target award of PSUs, and may earn between 0% and 200% of the target amount depending on the Company’s performance against the performance goals, which consist of the following metrics:  25% of the PSUs will be earned based on the Company’s total shareholder return (“TSR”) compared to the TSR for the companies listed in the Standard and Poor’s Midcap Utilities Index (a market-based condition), 25% of the PSUs will be earned based on the Company’s TSR compared to the TSR for a specific peer group of six other investor-owned water companies (a market-based condition), and 50% of the PSUs will be earned based on the Company’s three-year compound annual growth rate (“CAGR”) in earnings per share (“EPS”) compared to a target EPS CAGR of 5% (a performance-based condition).  During the years ended December  31,  2012 and 2011, the Company recorded stock-based compensation related to PSUs as a component of operations and maintenance expense of $2,552 and $943, and recorded an income tax benefit of $1,040 and $384.  The following table summarizes nonvested PSU transactions for the year ended December  31,  2012:

	Number	Weighted
	of	Average
	Share Units	Fair Value

Nonvested share units at beginning of period	137,584	$24.38
Granted	127,950	23.89
Performance criteria adjustment	79,635	23.52
Forfeited	(13,944)	23.87
Vested	-	-
Share unit awards issued	-	-
Nonvested share units at end of period	331,225	$23.52

A portion of the fair value of PSUs was estimated at the grant date based on the probability of satisfying the market-based conditions using the Monte Carlo valuation method.  The portion of the fair value of the PSUs associated with performance-based conditions was based on the fair market value of the Company’s stock at the grant date, regardless of whether the market-based condition is satisfied.  The fair value of each PSU grant is amortized into compensation expense on a straight-line basis over their respective vesting periods, which range from 24 to 36 months.  The accrual of compensation costs is based on our estimate of the final expected value of the award, and is adjusted as required for the portion based on the performance-based condition.  The Company assumes that forfeitures will be minimal, and recognizes forfeitures as they occur, which results in a reduction in compensation expense.  As the payout of the PSUs includes dividend equivalents, no dividend yield assumption is required in calculating the fair value of the PSUs.  The recording of compensation expense for PSUs has no impact on net cash flows.  The following table provides the assumptions used in the pricing model for the grant and the resulting grant date fair value of PSUs:

	Years ended
	December 31,
	2012	2011

Expected term (years)	3.0	3.0
Risk-free interest rate	0.4%	1.2%
Expected volatility	22.1%	29.7%
Grant date fair value per
performance share unit	$23.89	$24.38

As of December 31, 2012, $4,210 of unrecognized compensation costs related to PSUs is expected to be recognized over a weighted average period of approximately 1.9 years.  The aggregate intrinsic value of PSUs as of December 31, 2012 was $8,420.   The aggregate intrinsic value of PSUs is  based on the number of nonvested share units and the market value of the Company’s common stock as of the period end date.

Restricted Stock Units – A restricted stock unit (“RSU”) represents the right to receive a share of the Company’s common stock and is valued based on the fair market value of the Company’s stock on the date of grant.  RSUs are eligible to be earned at the end of a specified restricted period, generally three years, beginning on the date of grant, in some cases, subject to the achievement of certain performance conditions.  During the year ended December  31,  2012 and 2011, the Company recorded stock-based compensation related to awards of RSUs as a component of operations and maintenance expense of $634 and $342, and recorded an income tax benefit of $262 and $142.  The Company assumes that forfeitures will be minimal, and recognizes forfeitures as they occur, which results in a reduction in compensation expense.  The following table summarizes nonvested RSU transactions for the year ended December  31,  2012:

	Number	Weighted
	of	Average
	Stock Units	Fair Value

Nonvested stock units at beginning of period	44,342	$22.21
Granted	37,850	22.49
Vested	(11,000)	22.21
Forfeited	(2,724)	22.24
Nonvested stock units at end of period	68,468	$22.36

As of December 31, 2012, $795 of unrecognized compensation costs related to RSUs is expected to be recognized over a weighted average period of approximately 1.7 years. The intrinsic value of vested RSUs as of December 31, 2012 was $247.  The aggregate intrinsic value of RSUs as of December 31, 2012 was $1,740.   The aggregate intrinsic value of RSUs is based on the number of nonvested stock units and the market value of the Company’s common stock as of the period end date.

Stock Options – The following table provides compensation costs for stock-based compensation:

	Years ended December 31,
	2012	2011	2010
Stock-based compensation within
operations and maintenance expense	$612	$1,361	$1,944
Income tax benefit	580	673	726

There were no stock options granted during the year ended December  31,  2012 and 2011.  During the second quarter of 2011, the Company changed its estimation assumptions related to its historical stock option forfeitures which resulted in a favorable adjustment to compensation expense of $644 and additional income tax expense of $52.

The Company estimates forfeitures in calculating compensation expense instead of recognizing these forfeitures and the resulting reduction in compensation expense as they occur.  The estimate of forfeitures will be adjusted over the vesting period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. The recording of compensation expense for share-based compensation has no impact on net cash flows and results in the reclassification on the consolidated cash flow statements of related tax benefits from cash flows from operating activities to cash flows from financing activities to the extent these tax benefits exceed the associated compensation cost.

Options under the plans were issued at the closing market price of the stock on the day of the grant.  Options are exercisable in installments of 33% annually, starting one year from the date of the grant and expire 10 years from the date of the grant.  The fair value of each option is amortized into compensation expense on a straight-line basis over their respective 36 month vesting period, net of estimated forfeitures.  The fair value of options was estimated at the grant date using the Black-Scholes option-pricing model, which relies on assumptions that require management’s judgment.   The following table provides the assumptions used in the pricing model for grants and the resulting grant date fair value of stock options granted in the periods reported:

Year ended
December 31,
2010

Expected term (years)	6.0
Risk-free interest rate	2.8%
Expected volatility	26.7%
Dividend yield	3.3%
Grant date fair value per option	$3.49

Historical information was the principal basis for the selection of the expected term and dividend yield.  The expected volatility is based on a weighted average combination of historical and implied volatilities over a time period that approximates the expected term of the option.  The risk-free interest rate was selected based upon the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option.

The following table summarizes stock option transactions for the year ended December 31, 2012:

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Life (years)	Value
Options:
Outstanding, beginning of year	3,376,960	$20.03
Granted	-	-
Forfeited	(9,015)	17.60
Expired	(37,226)	24.25
Exercised	(833,437)	17.51
Outstanding, end of year	2,497,282	$20.81	4.2	$13,243

Exercisable, end of year	2,354,533	$21.03	4.0	$12,061

The intrinsic value of stock options is the amount by which the market price of the stock on a given date, such as at the end of the period or on the day of exercise, exceeded the closing market price of stock on the date of grant.  The following table summarizes the aggregate intrinsic value of stock options exercised and the fair value of stock options which became vested:

	Years ended December 31,
	2012	2011	2010

Intrinsic value of options exercised	$5,547	$3,071	$2,700
Fair value of options vested	1,318	2,077	2,373

The following table summarizes information about the options outstanding and options exercisable as of December 31, 2012:

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
		Remaining	Exercise		Exercise
	Shares	Life (years)	Price	Shares	Price
Range of prices:
$10.00 - 12.99	65,437	0.2	$12.48	65,437	$12.48
$13.00 - 16.99	232,439	1.2	16.15	232,439	16.15
$17.00 - 19.99	1,057,617	5.2	18.18	914,868	18.35
$20.00 - 22.99	339,055	5.2	20.18	339,055	20.18
$23.00 - 27.99	375,282	4.2	23.26	375,282	23.26
$28.00 - 29.99	427,452	3.2	29.46	427,452	29.46
	2,497,282	4.2	$20.81	2,354,533	$21.03

As of December 31, 2012, there was $30 of total unrecognized compensation cost related to nonvested stock options granted under the plans.  The cost is expected to be recognized over a weighted average period of approximately 1 month.

Restricted Stock – Restricted stock awards provide the grantee with the rights of a shareholder, including the right to receive dividends and to vote such shares, but not the right to sell or otherwise transfer the shares during the restriction period.  Restricted stock awards result in compensation expense which is equal to the fair market value of the stock on the date of the grant and is amortized ratably over the restriction period. The Company expects forfeitures of restricted stock to be de minimis.

The following table provides compensation costs for stock-based compensation:

	Years ended December 31,
	2012	2011	2010
Stock-based compensation within
operations and maintenance expense	$1,739	$1,800	$1,927
Income tax benefit	721	740	793

The following table summarizes nonvested restricted stock transactions for the year ended December 31, 2012:

	Number	Weighted
	of	Average
	Shares	Fair Value
Nonvested shares at beginning of period	207,989	$18.66
Granted	17,600	23.09
Vested	(105,473)	18.80
Forfeited	(2,388)	17.25
Nonvested shares at end of period	117,728	$19.23

The following table summarizes the value of restricted stock awards:

	Years ended December 31,
	2012	2011	2010

Intrinsic value of restricted stock awards vested	$2,384	$2,020	$1,147
Fair value of restricted stock awards vested	1,971	1,650	1,270
Weighted average fair value of restricted stock awards granted	23.09	22.21	17.19

As of December 31, 2012, $707 of unrecognized compensation costs related to restricted stock is expected to be recognized over a weighted average period of approximately 1.0 years.  The aggregate intrinsic value of restricted stock as of December 31, 2012 was $2,993.   The aggregate intrinsic value of restricted stock is based on the number of nonvested shares of restricted stock and the market value of the Company’s common stock as of the period end date.

Pension Plans And Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2012
Pension Plans And Other Post-Retirement Benefits [Abstract]
Pension Plans And Other Post-Retirement Benefits

Note 15 – Pension Plans and Other Post-retirement Benefits

The Company maintains qualified, defined benefit pension plans that cover a substantial portion of its full-time employees who were hired prior to April 1, 2003.  Retirement benefits under the plans are generally based on the employee’s total years of service and compensation during the last five years of employment. The Company’s policy is to fund the plans annually at a level which is deductible for income tax purposes and which provides assets sufficient to meet its pension obligations over time.  To offset certain limitations imposed by the Internal Revenue Code with respect to payments under qualified plans, the Company has a non-qualified Supplemental Pension Benefit Plan for Salaried Employees in order to prevent certain employees from being penalized by these limitations.  The Company also has non-qualified Supplemental Executive Retirement Plans for certain current and retired employees.  The net pension costs and obligations of the qualified and non-qualified plans are included in the tables which follow.  Employees hired after April 1, 2003 may participate in a defined contribution plan that provides a Company matching contribution on amounts contributed by participants and an annual profit-sharing contribution based upon a percentage of the eligible participants’ compensation.

In addition to providing pension benefits, the Company offers certain Post-retirement Benefits other than Pensions (“PBOPs”) to employees hired before April 1, 2003 and retiring with a minimum level of service. These PBOPs include continuation of medical and prescription drug benefits, or a cash contribution toward such benefits, for eligible retirees and life insurance benefits for certain eligible retirees.  The Company funds its gross PBOP cost through various trust accounts.  The benefits of retired officers and certain other retirees are paid by the Company and not from plan assets due to limitations imposed by the Internal Revenue Code.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

		Other
	Pension	Post-retirement
	Benefits	Benefits
Years:
2013	$10,574	$1,557
2014	11,478	1,782
2015	12,420	1,940
2016	13,356	2,173
2017	14,314	2,394
2018 - 2022	84,914	14,142

The changes in the benefit obligation and fair value of plan assets, the funded status of the plans and the assumptions used in the measurement of the company’s benefit obligation are as follows:

			Other
	Pension Benefits		Post-retirement Benefits
	2012	2011	2012	2011

Change in benefit obligation:
Benefit obligation at January 1,	$237,087	209,459	50,189	43,956
Service cost	4,920	4,127	1,309	1,092
Interest cost	12,728	12,052	2,482	2,414
Actuarial loss	34,750	19,000	5,218	3,701
Plan participants' contributions	-	-	199	219
Benefits paid	(9,329)	(7,967)	(1,160)	(1,193)
Plan amendments	-	416	(392)	-
Acquisition	23,652	-	5,188	-
Settlements	(731)	-	-	-
Benefit obligation at December 31,	303,077	237,087	63,033	50,189

Change in plan assets:
Fair value of plan assets at January 1,	148,912	145,524	28,131	26,739
Actual return on plan assets	17,153	(1,871)	2,019	562
Employer contributions	15,256	13,226	1,905	1,790
Benefits paid	(9,329)	(7,967)	(941)	(960)
Acquisition	18,823	-	2,940	-
Settlements	(731)	-	-	-
Fair value of plan assets at December 31,	190,084	148,912	34,054	28,131

Funded status of plan:
Net amount recognized at December 31,	$112,993	$88,175	$28,979	$22,058

The Company’s pension plans had an accumulated benefit obligation of $267,400 and $210,511 at December 31, 2012 and 2011, respectively.  The following table provides the net liability recognized on the consolidated balance sheets at December 31,:

			Other
	Pension Benefits		Post-retirement Benefits
	2012	2011	2012	2011

Current liability	$222	$217	$-	$-
Noncurrent liability	112,771	87,958	28,979	22,058
Net liability recognized	$112,993	$88,175	$28,979	$22,058

At December 31, 2012 and 2011, the Company’s pension plans had benefit obligations in excess of its plan assets.  The following tables provide the projected benefit obligation, the accumulated benefit obligation and fair market value of the plan assets as of December 31,:

	Projected Benefit
	Obligation Exceeds
	the Fair Value of
	Plan Assets
	2012	2011

Projected benefit obligation	$303,077	$237,087
Fair value of plan assets	190,084	148,912

	Accumulated Benefit
	Obligation Exceeds
	the Fair Value of
	Plan Assets
	2012	2011

Accumulated benefit obligation	$267,400	$210,511
Fair value of plan assets	190,084	148,912

The following table provides the components of net periodic benefit costs for the years ended December 31,:

				Other
	Pension Benefits			Post-retirement Benefits
	2012	2011	2010	2012	2011	2010

Service cost	$4,920	$4,127	$4,008	$1,309	$1,092	$1,016
Interest cost	12,728	12,052	11,386	2,482	2,414	2,151
Expected return on plan assets	(13,588)	(11,731)	(10,206)	(1,950)	(1,689)	(1,540)
Amortization of transition
obligation (asset)	-	-	-	-	104	104
Amortization of prior service cost	277	253	245	(299)	(268)	(268)
Amortization of actuarial loss	6,568	3,578	3,852	1,024	783	638
Amortization of regulatory asset	-	-	-	69	137	137
Settlement loss	304	-	-	90	-	-
Capitalized costs	(3,696)	(3,499)	(3,216)	(671)	(668)	(470)
Net periodic benefit cost	$7,513	$4,780	$6,069	$2,054	$1,905	$1,768

The Company records the underfunded status of its pension and other post-retirement benefit plans on its consolidated balance sheets and records a regulatory asset for these costs that would otherwise be charged to stockholders’ equity, as the Company anticipates recoverability of the costs through customer rates.  The Company’s pension and other post-retirement benefit plans were underfunded at December 31, 2012 and 2011.  Changes in the plans’ funded status will affect the assets and liabilities recorded on the balance sheet.  Due to the Company’s regulatory treatment, the recognition of the funded status is recorded as a regulatory asset pursuant to the FASB’s accounting guidance for regulated operations.

The following table provides the amounts recognized in regulatory assets that have not been recognized as components of net periodic benefit cost as of December 31,:

			Other
	Pension Benefits		Post-retirement Benefits
	2012	2011	2012	2011

Net actuarial loss	$106,980	$83,008	$21,315	$15,937
Prior service cost (credit)	1,297	1,554	(977)	(923)
Transition obligation (asset)	-	-	-	74
Total recognized in regulatory assets	$108,277	$84,562	$20,338	$15,088

The estimated net actuarial loss, prior service cost and transition asset for the Company’s pension plans that will be amortized in 2013 from the regulatory assets into net periodic benefit cost are $8,064, $229, and $0, respectively.  The estimated net actuarial loss, prior service credit and transition obligation for the Company’s other post-retirement benefit plans that will be amortized in 2013 from regulatory assets into net periodic benefit cost are $1,382, $299, and $0, respectively.

Accounting for pensions and other post-retirement benefits requires an extensive use of assumptions about the discount rate, expected return on plan assets, the rate of future compensation increases received by the Company’s employees, mortality, turnover and medical costs.  Each assumption is reviewed annually with assistance from the Company’s actuarial consultant who provides guidance in establishing the assumptions. The assumptions are selected to represent the average expected experience over time and may differ in any one year from actual experience due to changes in capital markets and the overall economy.  These differences will impact the amount of pension and other post-retirement benefit expense that the Company recognizes.

The significant assumptions related to the Company’s benefit obligations are as follows:

			Other
	Pension Benefits		Post-retirement Benefits
	2012	2011	2012	2011
Weighted Average Assumptions Used
to Determine Benefit Obligations
as of December 31,
Discount rate	4.17%	5.0%	4.17%	5.0%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0%	4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Benefit
Obligations as of December 31,
Health care cost trend rate	n/a	n/a	8.0%	8.5%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate
trend rate	n/a	n/a	2019	2019

n/a – Assumption is not applicable to pension benefits.

The significant assumptions related to the Company’s net periodic benefit costs are as follows:

				Other
	Pension Benefits			Post-retirement Benefits
	2012	2011	2010	2012	2011	2010
Weighted Average Assumptions Used
to Determine Net Periodic Benefit
Costs for Years Ended December 31,
Discount rate	5.0%	5.75%	5.91%	5.0%	5.75%	5.91%
Expected return on plan assets	7.75%	7.75%	8.0%	5.17-7.75%	5.17-7.75%	5.33-8.0%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0-4.5%	4.0%	4.0%	4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Net Periodic
Benefit Costs for Years Ended December 31,
Health care cost trend rate	n/a	n/a	n/a	8.5%	9.0%	8.0%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a	n/a	n/a	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate
trend rate	n/a	n/a	n/a	2019	2019	2016

n/a – Assumption is not applicable to pension benefits.

Assumed health-care trend rates have a significant effect on the expense and liabilities for other post-retirement benefit plans.  The health care trend rate is based on historical rates and expected market conditions.  A one-percentage point change in the assumed health-care cost trend rates would have the following effects:

	1-Percentage-	1-Percentage-
	Point	Point
	Increase	Decrease
Effect on the health-care component of the
accrued other post-retirement benefit
obligation	$4,009	$(3,713)
Effect on aggregate service and interest cost
components of net periodic post-retirement
health-care benefit cost	$186	$(185)

The Company’s discount rate assumption was determined by selecting a hypothetical portfolio of high quality corporate bonds appropriate to provide for the projected benefit payments of the plan.  The selected bond portfolio was derived from a universe of Aa-graded corporate bonds, all of which were noncallable (or callable with make-whole provisions), and have at least $50,000 in outstanding value.  The discount rate was then developed as the single rate that equates the market value of the bonds purchased to the discounted value of the plan’s benefit payments.  The Company’s pension expense and liability (benefit obligations) increases as the discount rate is reduced.  A 25 basis-point reduction in this assumption would have increased 2012 pension expense by $887 and the pension liabilities by $8,956.

The Company’s expected return on assets is determined by evaluating the asset class return expectations with its advisors as well as actual, long-term, historical results of our asset returns.  The Company’s market related value of plan assets is equal to the fair value of the plan assets as of the last day of its fiscal year, and is a determinant for the expected return on assets which is a component of net pension expense.  The Company’s pension expense increases as the expected return on assets decreases. A 25 basis-point reduction in this assumption would have increased 2012 pension expense by $449.  For 2012, the Company used a 7.75% expected return on assets assumption and will lower this assumption to 7.50% for the calculation of pension expense for 2013.  The Company believes its actual long-term asset allocation on average will approximate the targeted allocation.  The Company’s investment strategy is to earn a reasonable rate of return while maintaining risk at acceptable levels through the diversification of investments across and within various asset categories. Investment returns are compared to benchmarks that include the S&P 500 Index, the Barclays Capital Intermediate Government/Credit Index, and a combination of the two indices.  The Pension Committee meets semi-annually to review plan investments and management monitors investment performance quarterly through a performance report prepared by an external consulting firm.

The Company’s pension plan asset allocation and the target allocation by asset class are as follows:

	2013	Percentage of Plan
	Target	Assets at December 31,
	Allocation	2012	2011
Asset Class:
Equity securities	50 to 75%	64%	66%
Debt securities	25 to 50%	23%	24%
Cash	0%	13%	10%
Total	100%	100%	100%

The fair value of the Company’s pension plans’ assets at December 31, 2012 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$121,902	$121,902	$-	$-
Mutual funds	898	898	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	12,156	-	12,156	-
Corporate and foreign bonds	5,975	-	5,975	-
Mutual funds	24,928	24,928	-	-
Cash (c)	24,225	-	24,225	-
Total pension assets	$190,084	$147,728	$42,356	$-

The fair value of the Company’s pension plans’ assets at December 31, 2011 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$95,909	$95,909	$-	$-
Mutual funds	3,507	3,507	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	14,236	-	14,236	-
Corporate and foreign bonds	4,898	-	4,898	-
Mutual funds	15,072	15,072	-	-
Cash (c)	15,290	-	15,290	-
Total pension assets	$148,912	$114,488	$34,424	$-

(a)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.

(b)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets for the mutual fund.

(c)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Equity securities include Aqua America, Inc. common stock in the amounts of $12,596 or 6.6% and $10,610 or 6.4% of total pension plans’ assets as of December 31, 2012 and 2011, respectively.

The asset allocation for the Company’s other post-retirement benefit plans and the target allocation by asset class are as follows:

	2013	Percentage of Plan
	Target	Assets at December 31,
	Allocation	2012	2011
Asset Class:
Equity securities	50 to 75%	46%	56%
Debt securities	25 to 50%	26%	34%
Cash	0%	28%	10%
Total	100%	100%	100%

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2012 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$9,170	$9,170	$-	$-
Mutual funds	6,465	6,465	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,751	-	4,751	-
Corporate and foreign bonds	2,735	-	2,735	-
Mutual funds	1,398	1,398	-	-
Cash (c)	9,535	-	9,535	-
Total other post-retirement assets	$34,054	$17,033	$17,021	$-

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2011 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$9,010	$9,010	$-	$-
Mutual funds	6,524	6,524	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,904	-	4,904	-
Corporate and foreign bonds	3,042	-	3,042	-
Mutual funds	1,420	1,420		-
Cash (c)	3,231	-	3,231	-
Total other post-retirement assets	$28,131	$16,954	$11,177	$-

(a)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.

(b)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets for the mutual fund.

(c)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Funding requirements for qualified defined benefit pension plans are determined by government regulations and not by accounting pronouncements.  In accordance with funding rules and the Company’s funding policy, during 2013 our pension contribution is expected to be approximately $15,954.  The Company’s funding of its PBOP cost during 2013 is expected to approximate $2,875.

The Company has 401(k) savings plans that cover substantially all employees.  The Company makes matching contributions that are initially invested in Aqua America, Inc. common stock based on a percentage of an employee’s contribution, subject to certain limitations.  Participants may diversify their Company matching account balances into other investments offered under the 401(k) savings plans.  The Company’s matching contribution and annual profit-sharing contribution, recorded as compensation expense, was $2,741, $2,496, and $2,035, for the years ended December 31, 2012, 2011, and 2010, respectively.

Water And Wastewater Rates	12 Months Ended
Dec. 31, 2012
Water And Wastewater Rates [Abstract]
Water And Wastewater Rates

Note 16 – Water and Wastewater Rates

On June 7, 2012, the Pennsylvania Public Utility Commission granted Aqua Pennsylvania a water rate increase designed to increase total operating revenues by $16,700, on an annualized basis.  The rates in effect at the time of the filing included $27,449 in Distribution System Improvement Charges (“DSIC”) or 7.5% above prior base rates.  Consequently, the total base rates increased by $44,149 since the last base rate increase and the DSIC was reset to zero.  In addition, the rate case settlement provides for flow-through accounting treatment of certain income tax benefits if the Company changes its tax accounting method to permit the expensing of certain utility asset improvement costs that were previously being capitalized and depreciated for tax purposes (the “repair change”).  In December 2012, Aqua Pennsylvania implemented the repair change which resulted in the net recognition of 2012 income tax benefits of $33,565 which reduced income tax expense as it was flowed-through to net income in the fourth quarter of 2012.  In addition, the income tax benefits of $111,397 for qualifying capital expenditures made prior to 2012 have been deferred as of December 31, 2012 and, based on the settlement agreement, a ten year amortization of the income tax benefits is expected to reduce income tax expense beginning in 2013.  As a result of the repair change, the fourth quarter 2012 DSIC of 2.82% for Aqua Pennsylvania’s water  customers was reset to zero beginning January 1, 2013, and Aqua Pennsylvania will not file a water base rate case in 2013.

In February 2012, two of the Company’s operating subsidiaries in Texas began to bill interim rates in accordance with authorization from the Texas Commission on Environmental Quality (“TCEQ”).  The additional revenue billed and collected prior to the TCEQ’s final ruling is subject to refund based on the outcome of the rate case.  As of December 31, 2012, the Company had billed revenue of $4,758, which is subject to refund based on the outcome of the TCEQ’s final ruling.  Based on the Company’s review of the present circumstances, a reserve of $1,665 has been established for the billings to date.

On June 17, 2010, the PAPUC granted Aqua Pennsylvania a water rate increase designed to increase total operating revenues by $23,600, on an annualized basis.  The rates in effect at the time of the filing included $24,256 in DSIC or 7.5% above prior base rates.  Consequently, the total base rates increased by $47,856 since the last base rate increase and the DSIC was reset to zero.

In October 2010, the Company’s operating subsidiary in Texas began to bill interim rates for one of its divisions in accordance with authorization from the Texas Commission on Environmental Quality.  The additional revenue billed and collected prior to the TCEQ’s final ruling is subject to refund based on the outcome of the rate case.  The rate case concluded with the issuance of an order on May 20, 2012, and no refunds of revenue previously billed and collected were required.

The Company’s operating subsidiaries, excluding the Pennsylvania water and Texas awards discussed above, were allowed annual rate increases of $11,774 in 2012, $6,311 in 2011, and $13,834 in 2010, represented by eight,  twelve, and twelve rate decisions, respectively.  Revenues from these increases realized in the year of grant were approximately $7,605, $3,312, and $4,515 in 2012, 2011, and 2010, respectively.

Five states in which the Company operates permit water utilities, and in three states wastewater utilities, to add a surcharge to their water or wastewater bills to offset the additional depreciation and capital costs related to infrastructure system replacement and rehabilitation projects completed and placed into service between base rate filings.  Currently, Pennsylvania, Illinois, Ohio, and Indiana allow for the use of infrastructure rehabilitation surcharges, and in June 2012, regulators have approved a rulemaking to implement an infrastructure rehabilitation surcharge for regulated water utilities in New Jersey; as a result, the Company’s operating subsidiary in New Jersey is in the process of implementing an infrastructure rehabilitation surcharge for 2013.  These surcharge mechanisms typically adjust periodically based on additional qualified capital expenditures completed or anticipated in a future period.  The infrastructure rehabilitation surcharge is capped as a percentage of base rates, generally at 5% to 12.75% of base rates, and is reset to zero when new base rates that reflect the costs of those additions become effective or when a utility’s earnings exceed a regulatory benchmark.  Infrastructure rehabilitation surcharges provided revenues in 2012, 2011, and 2010 of $15,911, $15,938, and $14,044, respectively.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information

Note 17 – Segment Information

The Company has twelve operating segments and one reportable segment.  The Regulated segment, the Company’s single reportable segment, is comprised of ten operating segments representing our water and wastewater regulated utility companies which are organized by the states where we provide water and wastewater services.  These operating segments are aggregated into one reportable segment since each of these operating segments has the following similarities: economic characteristics, nature of services, production processes, customers, water distribution or wastewater collection methods, and the nature of the regulatory environment.  Two of our operating segments have been classified as discontinued operations, and are excluded from the Regulated segment disclosure of our continuing operations.

Two operating segments are included within the other category below.  These segments are not quantitatively significant and are comprised of the Company’s businesses that provide sludge hauling, septage and grease services, backflow prevention services, certain other non-regulated water and wastewater services, and non-utility raw water supply services for firms in the natural gas and oil drilling industry.  In addition to these segments, other is comprised of other business activities not included in the reportable segment, including corporate costs that have not been allocated to the Regulated segment and intersegment eliminations.  Corporate costs include certain general and administrative expenses, and interest expense.

The following table presents information about the Company’s reportable segment:

		2012			2011
		Other and			Other and
	Regulated	Eliminations	Consolidated	Regulated	Eliminations	Consolidated

Operating revenues	$740,030	$17,730	$757,760	$674,927	$12,364	$687,291
Operations and maintenance expense	259,847	11,996	271,843	243,137	13,606	256,743
Depreciation	113,139	(1,372)	111,767	104,681	(1,269)	103,412
Operating income (loss)	316,602	4,915	321,517	282,587	(1,788)	280,799
Interest expense, net of AFUDC	67,433	6,182	73,615	64,990	5,664	70,654
Income tax	66,821	60	66,881	72,336	(3,225)	69,111
Income (loss) from continuing operations	182,769	1,318	184,087	145,493	(3,810)	141,683
Capital expenditures	346,676	1,309	347,985	324,433	1,375	325,808
Total assets	4,566,327	292,190	4,858,517	4,183,758	164,662	4,348,420
Goodwill	24,031	4,121	28,152	22,823	4,121	26,944

		2010
		Other and
	Regulated	Eliminations	Consolidated

Operating revenues	$648,768	$11,418	$660,186
Operations and maintenance expense	238,093	12,896	250,989
Depreciation	101,644	(1,038)	100,606
Operating income (loss)	259,372	(2,038)	257,334
Interest expense, net of AFUDC	63,170	5,392	68,562
Income tax	77,318	(2,378)	74,940
Income (loss) from continuing operations	119,292	(2,913)	116,379
Capital expenditures	307,726	408	308,134
Total assets	3,986,819	85,647	4,072,466
Goodwill	23,797	4,121	27,918

Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Year
2012
Operating revenues	$164,024	$191,690	$214,565	$187,481	$757,760
Operations and maintenance expense	64,825	63,571	71,268	72,179	271,843
Operating income	61,839	87,032	100,535	72,111	321,517
Income from continuing operations	26,889	41,780	50,284	65,134	184,087
Income/(loss) from discontinuing operations	11,015	(335)	375	1,421	12,476
Net income attributable to common shareholders	37,904	41,445	50,659	66,555	196,563
Basic income from continuing operations per common share	0.19	0.30	0.36	0.47	1.32
Diluted income from continuing operations per common share	0.19	0.30	0.36	0.46	1.32
Basic income (loss) from discontinued operations per common share	0.08	(0.00)	0.00	0.01	0.09
Diluted income (loss) from discontinued operations per common share	0.08	(0.00)	0.00	0.01	0.09
Basic net income per common share	0.27	0.30	0.36	0.48	1.41
Diluted net income per common share	0.27	0.30	0.36	0.47	1.40
Dividend paid per common share	0.165	0.165	0.165	0.175	0.670
Dividend declared per common share	0.165	0.165	0.340	-	0.670
Price range of common stock
- high	22.75	25.17	26.93	25.94	26.93
- low	21.06	21.52	24.06	24.15	21.06

2011
Operating revenues	$157,576	$171,839	$191,083	$166,793	$687,291
Operations and maintenance expense	60,379	63,360	66,502	66,502	256,743
Operating income	59,216	71,222	86,702	63,659	280,799
Income from continuing operations	29,597	35,719	44,861	31,506	141,683
Income/(loss) from discontinuing operations	754	1,871	(3,738)	2,499	1,386
Net income attributable to common shareholders	30,351	37,590	41,123	34,005	143,069
Basic income from continuing operations per common share	0.21	0.26	0.32	0.23	1.03
Diluted income from continuing operations per common share	0.21	0.26	0.32	0.23	1.02
Basic income (loss) from discontinued operations per common share	0.01	0.01	(0.03)	0.02	0.01
Diluted income (loss) from discontinued operations per common share	0.01	0.01	(0.03)	0.02	0.01
Basic net income per common share	0.22	0.27	0.30	0.25	1.04
Diluted net income per common share	0.22	0.27	0.30	0.24	1.03
Dividend paid per common share	0.155	0.155	0.155	0.165	0.630
Dividend declared per common share	0.155	0.155	0.320	-	0.630
Price range of common stock
- high	23.79	23.28	22.74	22.52	23.79
- low	21.56	21.03	19.28	20.16	19.28

High and low prices of the Company’s common stock are as reported on the New York Stock Exchange Composite Tape.  The cash dividend paid in December 2012 of $0.175 was declared in August 2012, and the cash dividend paid in December 2011 of $0.165 was declared in August 2011.

Summary Of Selected Financial Data	12 Months Ended
Dec. 31, 2012
Summary Of Selected Financial Data [Abstract]
Summary Of Selected Financial Data

Years ended December 31,	2012	2011	2010	2009	2008
PER COMMON SHARE:
Income from continuing operations
Basic	$1.32	$1.03	$0.85	$0.72	$0.71
Diluted	1.32	1.02	0.85	0.72	0.71
Income from discontinuing operations
Basic	0.09	0.01	0.06	0.04	0.02
Diluted	0.09	0.01	0.06	0.04	0.02
Net income
Basic	1.41	1.04	0.91	0.77	0.73
Diluted	1.40	1.03	0.90	0.77	0.73
Cash dividends declared and paid	0.67	0.63	0.59	0.55	0.51
Return on Aqua America stockholders' equity	14.2%	11.4%	10.6%	9.4%	9.3%
Book value at year end	$9.89	$9.01	$8.52	$8.12	$7.82
Market value at year end	25.42	22.05	22.48	17.51	20.59
INCOME STATEMENT HIGHLIGHTS:
Operating revenues	$757,760	$687,291	$660,186	$609,897	$573,075
Depreciation and amortization	116,996	108,300	111,716	107,118	87,151
Interest expense, net (a)	77,757	77,804	73,393	66,345	65,986
Income from continuing operations before income taxes	250,968	210,794	191,319	162,066	158,441
Provision for income taxes	66,881	69,111	74,940	63,626	62,712
Income from continuing operations	184,087	141,683	116,379	98,440	95,729
Income from discontinued operations	12,476	1,386	7,596	5,913	2,189
Net income attributable to common shareholders	196,563	143,069	123,975	104,353	97,918
BALANCE SHEET HIGHLIGHTS:
Total assets	$4,858,517	$4,348,420	$4,072,466	$3,749,862	$3,486,339
Property, plant and equipment, net	3,936,163	3,530,942	3,276,517	3,032,916	2,815,985
Aqua America stockholders' equity	1,385,704	1,251,313	1,174,254	1,108,904	1,058,446
Long-term debt, including current portion	1,588,992	1,475,886	1,519,457	1,404,930	1,217,815
Total debt	1,669,375	1,583,657	1,609,125	1,432,361	1,297,349
ADDITIONAL INFORMATION:
Operating cash flows from continuing operations	$377,485	$352,041	$244,717	$244,318	$206,742
Capital additions	347,985	325,808	308,134	266,190	252,498
Net cash expended for acquisitions
of utility systems and other	121,248	8,515	8,625	3,373	14,659
Dividends on common stock	93,423	87,133	80,907	74,729	68,504
Number of utility customers served (b)	968,357	966,136	962,970	953,437	945,540
Number of shareholders of common stock	26,216	26,744	27,274	27,984	28,565
Common shares outstanding (000)	140,167	138,815	137,776	136,486	135,370
Employees (full-time) (b)	1,619	1,615	1,632	1,632	1,638

(a)	Net of allowance for funds used during construction and interest income.

Includes continuing and discontinued operations.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Nature Of Operations

Nature of Operations ─ Aqua America, Inc. (“Aqua America” or the “Company”) is the holding company for regulated utilities providing water or wastewater services in Pennsylvania, Texas, North Carolina, Ohio, Illinois, New Jersey, Florida, Indiana, Virginia, and Georgia.  Our largest operating subsidiary, Aqua Pennsylvania, Inc.(“Aqua Pennsylvania”), accounted for approximately 55% of our operating revenues and a larger percentage of our net income for 2012, and provided water or wastewater services to customers in the suburban areas north and west of the City of Philadelphia and in 25 other counties in Pennsylvania.  The Company’s other subsidiaries provide similar services in nine other states.    In addition, the Company provides water and wastewater services through operating and maintenance contracts with municipal authorities and other parties close to our utility companies’ service territories as well as sludge hauling, septage and grease services, backflow prevention services, certain other non-regulated water and wastewater services, and non-utility raw water supply services for firms in the natural gas and oil drilling industry.

In January 2012, we sold our regulated water operations in Maine, which served approximately 16,000 customers, to Connecticut Water Services, Inc.  In May 2012, we acquired all of American Water Works Company, Inc.’s (“American Water”) water and wastewater operations in Ohio, which serve approximately 59,000 customers, and simultaneously sold our water operations in New York, which served approximately 51,000 customers.  These transactions concluded our regulated operations in Maine and New York.  In September 2012, we began to market for sale our water and wastewater operations in Florida, which serve approximately 38,000 customers, and our wastewater treatment facility in Georgia.  In December 2012, the Company entered into a definitive agreement to sell 80 of its water and wastewater systems in Florida to the Florida Governmental Utility Authority.  These 80 water and wastewater systems represent approximately 56% of our customers served in Florida.  This transaction is expected to close in the first half of 2013.  In addition, we are holding discussions with interested parties for the sale of the remainder of our Florida water and wastewater operations.   The operating results, cash flows, and financial position of the Company’s Maine, New York, Florida, and Georgia subsidiaries have been presented in the Company’s consolidated financial statements as discontinued operations.  During the second quarter of 2011, we acquired all of American Water’s water and wastewater operations in Texas, which serve approximately 5,300 customers, and sold our regulated water and wastewater operations in Missouri, which served approximately 3,900 customers and concluded our regulated utility operations in Missouri.  Unless specifically noted, the financial information presented in the notes to consolidated financial statements reflects the Company’s continuing operations.

The company has identified twelve operating segments and has one reportable segment named the Regulated segment.  The reportable segment is comprised of ten operating segments for our water and wastewater regulated utility companies which are organized by the states where we provide these services. These operating segments are aggregated into one reportable segment since each of the Company’s operating segments has the following similarities:  economic characteristics, nature of services, production processes, customers, water distribution or wastewater collection methods, and the nature of the regulatory environment.  In addition, two operating segments are not quantitatively significant to be reportable and are comprised of the businesses that provide sludge hauling, septage and grease services, backflow prevention services, certain other non-regulated water and wastewater services, and non-utility raw water supply services for firms in the natural gas and oil drilling industry.  These segments are included as a component of “other,” in addition to corporate costs that have not been allocated to the Regulated segment and intersegment eliminations.

Regulation

Regulation ─ Most of the operating companies that are regulated public utilities are subject to regulation by the regulatory commissions of the states in which they operate.  The respective regulatory commissions have jurisdiction with respect to rates, service, accounting procedures, issuance of securities, acquisitions and other matters.  Some of the operating companies that are regulated public utilities are subject to rate regulation by county or city government.  Regulated public utilities follow the Financial Accounting Standards Board’s (“FASB”) accounting guidance for regulated operations, which provides for the recognition of regulatory assets and liabilities as allowed by regulators for costs or credits that are reflected in current rates or are considered probable of being included in future rates.  The regulatory assets or liabilities are then relieved as the cost or credit is reflected in rates.

Use Of Estimates In Preparation Of Consolidated Financial Statements

Use of Estimates in Preparation of Consolidated Financial Statements ─ The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Basis Of Presentation

Basis of Presentation – The consolidated financial statements include the accounts of the Company and its subsidiaries.  All intercompany accounts and transactions have been eliminated.  Certain prior period amounts have been reclassified, including reporting discontinued operations (see Note 3), to conform to the current period presentation.

Recognition Of Revenues

Recognition of Revenues ─ Revenues include amounts billed to customers on a cycle basis and unbilled amounts based on estimated usage from the latest billing to the end of the accounting period.  Non-regulated revenues are recognized when services are performed and are primarily associated with septage services, and operating and maintenance contracts.  The Company’s Regulated segment includes non-regulated revenues that totaled $10,538 in 2012, $10,712 in 2011, and $10,973 in 2010.  In addition to the non-regulated revenues included in the Regulated segment operating revenues, the Company has other non-regulated revenues of $17,876 in 2012, $12,512 in 2011, and $11,565 in 2010.

Property, Plant And Equipment And Depreciation

Property, Plant and Equipment and Depreciation ─  Property, plant and equipment consist primarily of utility plant.  The cost of additions includes contracted cost, direct labor and fringe benefits, materials, overheads and, for certain utility plant, allowance for funds used during construction.  Water systems acquired are recorded at estimated original cost of utility plant when first devoted to utility service and the applicable depreciation is recorded to accumulated depreciation.  The difference between the estimated original cost, less applicable accumulated depreciation, and the purchase price is recorded as an acquisition adjustment within utility plant as permitted by the applicable regulatory jurisdiction.  At December 31, 2012, utility plant includes a net credit acquisition adjustment of $31,347, which is generally being amortized from 2 to 52 years, except where not permitted or appropriate.  Amortization of the acquisition adjustments totaled $2,858 in 2012, $2,741 in 2011, and $3,060 in 2010.

Utility expenditures for maintenance and repairs, including major maintenance projects and minor renewals and betterments, are charged to operating expenses when incurred in accordance with the system of accounts prescribed by the regulatory commissions of the states in which the company operates.  The cost of new units of property and betterments are capitalized.  Utility expenditures for water main cleaning and relining of pipes are deferred and recorded in net property, plant and equipment in accordance with the FASB’s accounting guidance for regulated operations.  As of December 31, 2012, $4,978 of these costs have been incurred since the last rate proceeding and the Company expects to recover these costs in future rates.

The cost of software upgrades and enhancements are capitalized if they result in added functionality which enable the software to perform tasks it was previously incapable of performing.  Certain information technology costs associated with major system installations, conversions and improvements, such as software training, data conversion and business process reengineering costs, are deferred as a regulatory asset if the Company expects to recover these costs in future rates.  If these costs are not deferred, then these costs are charged to operating expenses when incurred.  As of December 31, 2012, $13,089 of these costs have been deferred, since the last rate proceeding, as a regulatory asset, and the deferral is reported as a component of net property, plant and equipment.

When units of utility property are replaced, retired or abandoned, the recorded value thereof is credited to the asset account and such value, together with the net cost of removal, is charged to accumulated depreciation. To the extent the Company recovers cost of removal or other retirement costs through rates after the retirement costs are incurred, a regulatory asset is recorded.  In some cases, the Company recovers retirement costs through rates during the life of the associated asset and before the costs are incurred.  These amounts result in a regulatory liability being reported based on the amounts previously recovered through customer rates.

The straight-line remaining life method is used to compute depreciation on utility plant.  Generally, the straight-line method is used with respect to transportation and mechanical equipment, office equipment and laboratory equipment.

Long-lived assets of the Company, which consist primarily of Utility Plant in Service and regulatory assets, are reviewed for impairment when changes in circumstances or events occur.  There has been no change in circumstances or events that have occurred that require adjustments to the carrying values of these assets.

Allowance For Funds Used During Construction

Allowance for Funds Used During Construction ─ The allowance for funds used during construction (“AFUDC”) represents the capitalized cost of funds used to finance the construction of utility plant.  In general, AFUDC is applied to construction projects requiring more than one month to complete.  No AFUDC is applied to projects funded by customer advances for construction, contributions in aid of construction, or certain state-revolving fund loans.  AFUDC includes the net cost of borrowed funds and a rate of return on other funds when used, and is recovered through water rates as the utility plant is depreciated.  The amount of AFUDC related to equity funds in 2012 was $188, 2011 was $318, and was $0 for 2010.  No interest was capitalized by our non-regulated businesses.

Cash And Cash Equivalents

Cash and Cash Equivalents ─ The Company considers all highly liquid investments with an original maturity of three months or less, which are not restricted for construction activity, to be cash equivalents.

The Company had a book overdraft for certain of its disbursement cash accounts of $11,881 and $22,810 at December 31, 2012 and 2011, respectively.  A book overdraft represents transactions that have not cleared the bank accounts at the end of the period.  The Company transfers cash on an as-needed basis to fund these items as they clear the bank in subsequent periods.  The balance of the book overdraft is reported as accounts payable and the change in the book overdraft balance is reported as cash flows from financing activities, due to our ability to fund the overdraft with the Company’s credit facility.

Accounts Receivable

Accounts Receivable ─ Accounts receivable are recorded at the invoiced amounts.  The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in our existing accounts receivable, and is determined based on historical write-off experience and the aging of account balances.  The Company reviews the allowance for doubtful accounts quarterly.  Account balances are written off against the allowance when it is probable the receivable will not be recovered.  When utility customers request extended payment terms, credit is extended based on regulatory guidelines, and collateral is not required.

Regulatory Assets, Deferred Charges And Other Assets

Regulatory Assets, Deferred Charges and Other Assets ─ Deferred charges and other assets consist of financing expenses, other costs and marketable securities.  Deferred bond issuance expenses are amortized over the life of the related issues.  Call premiums related to the early redemption of long-term debt, along with the unamortized balance of the related issuance expense, are deferred and amortized over the life of the long-term debt used to fund the redemption as the Company has received or expects to receive rate recovery of these costs.  Other costs, for which the Company has received or expects to receive prospective rate recovery, are deferred as a regulatory asset and amortized over the period of rate recovery in accordance with the FASB’s accounting guidance for regulated operations.  See Note – 6 Regulatory Assets and Liabilities for further information regarding the Company’s regulatory assets.

Marketable securities are considered “available-for-sale” and accordingly, are carried on the balance sheet at fair market value.  Unrecognized gains are included in other comprehensive income.

Investment In Joint Venture

Investment in Joint Venture – The Company uses the equity method of accounting to account for our 49% investment in a joint venture with a firm that operates natural gas pipelines and processing plants for the construction and operation of a private pipeline system to supply raw water to certain natural gas well drilling operations in the Marcellus Shale in north-central Pennsylvania, which commenced operations in the second quarter of 2012.  Our initial investment is carried at cost.  Subsequently, the carrying amount of our investment is adjusted to reflect capital contributions or distributions, and our equity in earnings since the commencement of the system’s operations.  Our share of equity earnings in the joint venture is reported in the consolidated statements of net income as equity earnings in joint venture.  During 2012 we received distributions of $2,744.

Funds Restricted For Construction Activity

Funds Restricted for Construction Activity ─ The proceeds received from certain financings for construction and capital improvement of utility facilities are held in escrow until the designated expenditures are incurred.  These amounts are reported as funds restricted for construction activity and are expected to be released over time as the capital projects are funded.

Goodwill

Goodwill ─ Goodwill represents the excess cost over the fair value of net tangible and identifiable intangible assets acquired through acquisitions.  Goodwill is not amortized but is tested for impairment annually, or more often, if circumstances indicate a possible impairment may exist.  The Company tested the goodwill attributable to each of our reporting units for impairment as of July 31, 2012, in conjunction with the timing of our annual strategic business plan, and concluded that the estimated fair value of each reporting unit, which has goodwill recorded, was substantially in excess of the reporting unit’s respective carrying amounts, indicating that none of the Company’s goodwill was impaired.  The following table summarizes the changes in the Company’s goodwill:

	Regulated
	Segment	Other	Consolidated

Balance at December 31, 2010	$23,797	$4,121	$27,918
Goodwill acquired during year	1,531	-	1,531
Reclassifications to utility plant
acquisition adjustment	(1,573)	-	(1,573)
Other	(932)	-	(932)
Balance at December 31, 2011	22,823	4,121	26,944
Goodwill acquired during year	1,679	-	1,679
Reclassifications to utility plant			-
acquisition adjustment	(496)	-	(496)
Other	25	-	25
Balance at December 31, 2012	$24,031	$4,121	$28,152

Included within the Company’s assets of discontinued operations held for sale as of December 31, 2011 is $12,316 of goodwill, and as of December 31, 2012 there was no goodwill associated with the Company’s assets of discontinued operations held for sale.

The reclassification of goodwill to utility plant acquisition adjustment results from a mechanism approved by the applicable regulatory commission.  The mechanism provides for the transfer over time, and the recovery through customer rates, of goodwill associated with certain acquisitions upon achieving certain objectives.

Income Taxes

Income Taxes ─ The Company accounts for certain income and expense items in different time periods for financial and tax reporting purposes. Deferred income taxes are provided on certain temporary differences between the tax basis of the assets and liabilities, and the amounts at which they are carried in the consolidated financial statements.  The income tax effect of temporary differences not allowed currently in rates is recorded as deferred taxes with an offsetting regulatory asset or liability.  These deferred income taxes are based on the enacted tax rates expected to be in effect when such temporary differences are projected to reverse.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount more likely than not to be realized.  Investment tax credits are deferred and amortized over the estimated useful lives of the related properties.  Judgment is required in evaluating the Company’s Federal and state tax positions.  Despite management’s belief that the Company’s tax return positions are fully supportable, the Company may establish reserves when it believes that certain tax positions are likely to be challenged and it may not fully prevail in these challenges.  The Company’s provision for income taxes includes interest, penalties and if the need arises reserves for uncertain tax positions.

In December 2012, the Company changed its tax method of accounting for certain qualifying utility system repairs in Aqua Pennsylvania effective with the tax year ended December 31, 2012 and for prior tax years.  The tax accounting method was changed to permit the expensing of certain utility asset improvement costs that were previously being capitalized and depreciated for book and tax purposes (the “repair change”).  The repair change was implemented in response to a June 2012 rate order issued by the Pennsylvania Public Utility Commission to Aqua Pennsylvania (“settlement agreement”) which provides for flow-through accounting treatment of certain income tax benefits resulting from the repair change.  The repair change for 2012 results in a significant reduction in the effective income tax rate, a reduction in income tax expense, and reduces the amount of taxes currently payable.  For qualifying capital expenditures made prior to 2012, the resulting tax benefits have been deferred as of December 31, 2012 and, based on the settlement agreement, beginning in 2013, a ten year amortization of the income tax benefits is expected to reduce future income tax expense.

Customers' Advances For Construction And Contributions in Aid Of Construction

Customers’ Advances for Construction and Contributions in Aid of Construction ─ Water mains, other utility property or, in some instances, cash advances to reimburse the Company for its costs to construct water mains or other utility property, are contributed to the Company by customers, real estate developers and builders in order to extend utility service to their properties.  The value of these contributions is recorded as customers’ advances for construction.  Non-cash property, in the form of water mains and wastewater systems, has been received, generally from developers, as advances or contributions of $27,212, $20,823, and $16,035 in 2012, 2011, and 2010, respectively.  Over time, the amount of non-cash contributed property will vary based on the timing of the contribution of the non-cash property and the volume of non-cash contributed property received in connection with development in our service territories.  The Company makes refunds on these advances over a specific period of time based on operating revenues related to the property, or as new customers are connected to and take service from the main.  After all refunds are made, any remaining balance is transferred to contributions in aid of construction.  Contributions in aid of construction include direct non-refundable contributions and the portion of customers' advances for construction that become non‑refundable.

Contributed property is generally not depreciated for rate-making purposes as certain states’ regulatory guidelines provide that contributions in aid of construction received must remain on the Company’s consolidated balance sheet indefinitely.  Based on regulatory conventions in other states where the Company operates, certain of the subsidiaries do depreciate contributed property and amortize contributions in aid of construction at the composite rate of the related property.  Contributions in aid of construction and customers’ advances for construction are deducted from the Company’s rate base for rate-making purposes, and therefore, no return is earned on contributed property.

Inventories, Materials And Supplies	Inventories, Materials and Supplies ─ Inventories are stated at cost. Cost is principally determined using the first-in, first-out method.
Stock-Based Compensation

Stock-Based Compensation ─ The Company records compensation expense in the financial statements for stock-based awards based on the grant date fair value of those awards.  Stock-based compensation expense includes an estimate for pre-vesting forfeitures and is recognized over the requisite service periods of the awards on a straight-line basis, which is generally commensurate with the vesting term.

Fair Value Measurements

Fair Value Measurements – The Company follows the FASB’s accounting guidance for fair value measurements and disclosures, which defines fair value and establishes a framework for using fair value to measure assets and liabilities.  That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

·	Level 1: unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;
·

Level 2:  inputs other than Level 1 that are observable, either directly or indirectly, such as quoted market prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in non-active markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

·	Level 3: inputs that are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.  There have been no changes in the valuation techniques used to measure fair value for the years ended December 31, 2012 and 2011.

Recent Accounting Pronouncements

Recent Accounting Pronouncements ─  In February 2013, the FASB issued updated accounting guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (“AOCI”).  The update requires an entity to present information about the amounts reclassified from AOCI in their financial statements in either a single note or parenthetically on the face of the financial statements.  The updated guidance is effective prospectively for reporting periods beginning after December 15, 2012.  The Company will adopt the provisions of the updated guidance for its quarterly reporting period beginning January 1, 2013, and the Company does not expect the adoption of the revised guidance to have an impact on the Company’s consolidated results of operations or consolidated financial position.

In September 2011, the FASB issued revised accounting guidance for accounting for goodwill, which is intended to reduce the cost and complexity of the annual goodwill impairment test by permitting an entity the option of performing a qualitative assessment to determine whether further impairment testing is necessary.  The revised guidance is effective for annual periods beginning after December 15, 2011.  In the third quarter of 2012, the Company adopted the provisions of the revised guidance for its 2012 annual goodwill impairment test, and the adoption of the revised guidance did not have an impact on the Company’s consolidated results of operations or consolidated financial position.

In May 2011, the FASB issued updated accounting guidance related to fair value measurements and disclosures that result in common fair value measurements and disclosures between U.S. Generally Accepted Accounting Principles and International Financial Reporting Standards.  This new guidance amends current fair value measurement and disclosure guidance to increase transparency around valuation inputs and investment categorization.  This guidance is effective for interim and annual periods beginning on January 1, 2012 and is required to be applied prospectively.  The adoption of this guidance in the first quarter of 2012 did not have a significant impact on the Company’s consolidated results of operations or consolidated financial position.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Changes In Goodwill

	Regulated
	Segment	Other	Consolidated

Balance at December 31, 2010	$23,797	$4,121	$27,918
Goodwill acquired during year	1,531	-	1,531
Reclassifications to utility plant
acquisition adjustment	(1,573)	-	(1,573)
Other	(932)	-	(932)
Balance at December 31, 2011	22,823	4,121	26,944
Goodwill acquired during year	1,679	-	1,679
Reclassifications to utility plant			-
acquisition adjustment	(496)	-	(496)
Other	25	-	25
Balance at December 31, 2012	$24,031	$4,121	$28,152

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Schedule Of Purchase Price Allocation

May 1,
2012
Property, plant and equipment, net	$119,595
Current assets	6,852
Other long-term assets	7,525
Goodwill	1,679
Total assets acquired	135,651

Current liabilities	3,409
Long-term debt, excluding current portion	14,233
Other long-term liabilities	15,855
Total liabilities assumed	33,497

Net assets acquired	$102,154

Discontinued Operations And Other Dispositions (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Other Dispositions [Abstract]
Summary Of Discontinued Operations Presented In Consolidated Statements Of Income And Comprehensive Income

	Years Ended
	December 31,
	2012	2011	2010
Operating revenues	$31,458	$67,391	$65,886
Total operating expenses	24,286	49,617	51,144
Operating income	7,172	17,774	14,742
Other (income) expense:
Gain on sale	(17,699)	-	-
Loss on sale	2,981	-	-
Other expenses, net	1,397	3,495	1,992
Income from discontinued operations before income taxes	20,493	14,279	12,750
Provision for income taxes	8,017	12,893	5,154
Income from discontinued operations	$12,476	$1,386	$7,596

Schedule Of Disposal Groups Including Discontinued Operations

	December 31,
	2012	2011
Property, plant and equipment, at cost	$128,463	$299,689
Less: accumulated depreciation	48,856	104,889
Net property, plant and equipment	79,607	194,800
Current assets	4,656	16,341
Regulatory assets	2,034	36,656
Goodwill	-	12,316
Other assets	126	2,948
Assets of discontinued operations held for sale	86,423	263,061

Long-term debt, excluding current portion	-	40,326
Current liabilities	2,074	8,235
Deferred income taxes and investment tax credits	5,166	28,690
Contributions in aid of construction	15,560	25,940
Other liabilities	837	33,980
Liabilities of discontinued operations held for sale	23,637	137,171

Net assets	$62,786	$125,890

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment [Abstract]
Schedule Of Property, Plant And Equipment

	December 31,		Approximate Range	Weighted Average
	2012	2011	of Useful Lives	Useful Life
Utility plant and equipment:
Mains and accessories	$2,190,078	$1,984,171	26 to 92 years	75 years
Services, hydrants, treatment
plants and reservoirs	1,275,221	1,165,983	5 to 85 years	47 years
Operations structures and water tanks	233,743	213,368	14 to 70 years	48 years
Miscellaneous pumping and
purification equipment	594,687	507,035	5 to 145 years	36 years
Meters, data processing, transportation
and operating equipment	573,899	529,160	3 to 78 years	23 years
Land and other non-depreciable assets	95,436	81,421	-	-
Utility plant and equipment	4,963,064	4,481,138
Utility construction work in progress	107,944	61,232	-	-
Net utility plant acquisition adjustment	(31,347)	(33,839)	0 to 52 years	22 years
Non-utility plant and equipment	10,739	9,435	0 to 25 years	5 years
Total property, plant and equipment	$5,050,400	$4,517,966

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Abstract]
Net Accounts Receivable

	December 31,
	2012	2011

Billed utility revenue	$54,294	$47,311
Unbilled utility revenue	33,590	29,361
Other	9,358	3,359
	97,242	80,031
Less allowance for doubtful accounts	4,321	4,485
Net accounts receivable	$92,921	$75,546

Allowance For Doubtful Accounts

	2012	2011	2010

Balance at January 1,	$4,485	$4,367	$4,790
Amounts charged to expense	4,805	4,854	4,156
Accounts written off	(5,939)	(5,780)	(5,489)
Recoveries of accounts written off	970	1,044	910
Balance at December 31,	$4,321	$4,485	$4,367

Regulatory Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Assets And Liabilities [Abstract]
Components Of Regulatory Assets And Regulatory Liabilities

	December 31,		December 31,
	2012		2011
	Regulatory	Regulatory	Regulatory	Regulatory
	Assets	Liabilities	Assets	Liabilities

Income taxes	$348,359	$192,551	$102,726	$1,706
Utility plant retirement costs	16,976	19,936	21,975	15,845
Post-retirement benefits	139,139	28,795	100,640	22,961
Water tank painting	2,836	-	4,420	-
Fair value adjustment of long-term
debt assumed in acquisition	4,739	-	1,540	162
Rate case filing expenses & other	9,215	81	8,731	670
	$521,264	$241,363	$240,032	$41,344

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	Years Ended December 31,
	2012	2011	2010
Current:
Federal	$(13,854)	$(936)	$(7,437)
State	3,172	(2,063)	12,148
	(10,682)	(2,999)	4,711
Deferred:
Federal	67,743	76,479	68,644
State	9,820	(4,369)	1,585
	77,563	72,110	70,229

Total tax expense	$66,881	$69,111	$74,940

Schedule Of Reasons For Differences Between Statutory Federal Income Tax Rate To Income Before Income Tax Expense

	Years Ended December 31,
	2012	2011	2010

Computed Federal tax expense at statutory rate	$87,839	$73,778	$66,962
Decrease in tax expense related to repair tax accounting change	(28,948)	-	-
State income taxes, net of federal tax benefit	8,445	(4,180)	8,926
Increase in tax expense for depreciation expense
to be recovered in future rates	361	551	210
Stock-based compensation	(386)	(355)	(67)
Deduction for Aqua America common dividends
paid under employee benefit plan	(387)	(345)	(374)
Amortization of deferred investment tax credits	(420)	(340)	(333)
Other, net	377	2	(384)
Actual income tax expense	$66,881	$69,111	$74,940

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2012	2011
Deferred tax assets:
Customers' advances for construction	$26,820	$17,650
Costs expensed for book not deducted
for tax, principally accrued expenses	13,124	1,105
Utility plant acquisition adjustment
basis differences	12,496	11,614
Post-retirement benefits	35,955	36,141
Tax loss carryfoward	111,452	47,860
Other	2,360	2,183
	202,207	116,553
Less valuation allowance	7,506	8,639
	194,701	107,914

Deferred tax liabilities:
Utility plant, principally due to
depreciation and differences in the basis
of fixed assets due to variation in tax
and book accounting	772,006	580,405
Deferred taxes associated with the gross-up
of revenues necessary to recover, in rates,
the effect of temporary differences	66,361	43,710
Tax effect of regulatory asset for
post-retirement benefits	35,955	36,141
Deferred investment tax credit	5,928	6,544
	880,250	666,800

Net deferred tax liability	$685,549	$558,886

Taxes Other Than Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Taxes Other Than Income Taxes [Abstract]
Components Of Taxes Other Than Income Taxes

	Years Ended December 31,
	2012	2011	2010

Property	$21,550	$16,618	$16,573
Capital Stock	3,196	3,559	3,458
Gross receipts, excise and franchise	10,060	9,408	9,450
Payroll	6,967	6,441	6,185
Other	5,631	5,423	4,481
Total taxes other than income	$47,404	$41,449	$40,147

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Line Items]
Schedule Of Rent Expense Under Operating Leases

	Years Ended December 31,
	2012	2011	2010

Operating lease expense	$3,850	$3,553	$3,631
Purchased water under
long-term agreements	11,796	14,507	13,621
Water treatment expense
under contractual agreement	897	865	777

Motor Vehicles, Buildings And Other Equipment [Member]
Commitments And Contingencies [Line Items]
Schedule Of Future Annual Minimum Lease Payments

2013	2014	2015	2016		2017	Thereafter
$2,568	$1,925	$1,191	$483	$	$ 131	$476

Treatment Plants [Member]
Commitments And Contingencies [Line Items]
Schedule Of Future Annual Minimum Lease Payments

2013	2014	2015	2016	2017	Thereafter
$494	$494	$496	$507	$507	$3,466

Long-Term Debt And Loans Payable (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Debt And Loans Payable [Abstract]
Schedule Of Long-Term Debt Future Sinking Fund Payments And Debt Maturities

Interest Rate Range	2013	2014	2015	2016	2017	Thereafter

0.00% to 0.99%	$190	$193	$193	$191	$195	$1,922
1.00% to 1.99%	2,350	2,320	2,257	2,139	102,004	16,181
2.00% to 2.99%	1,133	1,164	1,201	1,230	1,259	11,133
3.00% to 3.99%	2,345	2,420	2,508	2,581	2,682	144,941
4.00% to 4.99%	21,888	27,301	310	11,124	11,138	488,896
5.00% to 5.99%	10,499	51,566	38,504	16,763	14,937	430,592
6.00% to 6.99%	-	-	12,000	-	8,903	44,000
7.00% to 7.99%	317	379	409	442	478	33,635
8.00% to 8.99%	269	376	405	437	473	17,672
9.00% to 9.99%	6,047	700	700	700	700	25,700
10.00% to 10.99%	-	-	-	-	-	6,000
Total	$45,038	$86,419	$58,487	$35,607	$142,769	$1,220,672

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Schedule Of Carrying Amounts And Estimated Fair Values Of Long-Term Debt

	December 31,
	2012	2011

Carrying amount	$1,588,992	$1,475,886
Estimated fair value	1,702,997	1,549,343

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Shares Outstanding And Treasury Shares Held

	December 31,
	2012	2011	2010

Shares outstanding	140,167,266	138,815,098	137,775,567
Treasury shares	776,355	710,482	673,472

Net Income Per Common Share And Equity Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income Per Common Share And Equity Per Common Share [Abstract]
Schedule Of Earnings Per Share

	Years ended December 31,
	2012	2011	2010
Average common shares outstanding during
the period for basic computation	139,361	138,182	136,948
Effect of dilutive securities:
Employee stock based compensation	573	507	348
Average common shares outstanding during
the period for diluted computation	139,934	138,689	137,296

Employee Stock And Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Nonvested PSU Transactions

	Number	Weighted
	of	Average
	Share Units	Fair Value

Nonvested share units at beginning of period	137,584	$24.38
Granted	127,950	23.89
Performance criteria adjustment	79,635	23.52
Forfeited	(13,944)	23.87
Vested	-	-
Share unit awards issued	-	-
Nonvested share units at end of period	331,225	$23.52

Summary Of Nonvested RSU Transactions

	Number	Weighted
	of	Average
	Stock Units	Fair Value

Nonvested stock units at beginning of period	44,342	$22.21
Granted	37,850	22.49
Vested	(11,000)	22.21
Forfeited	(2,724)	22.24
Nonvested stock units at end of period	68,468	$22.36

Summary Of Stock Option Transactions

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Life (years)	Value
Options:
Outstanding, beginning of year	3,376,960	$20.03
Granted	-	-
Forfeited	(9,015)	17.60
Expired	(37,226)	24.25
Exercised	(833,437)	17.51
Outstanding, end of year	2,497,282	$20.81	4.2	$13,243

Exercisable, end of year	2,354,533	$21.03	4.0	$12,061

Summary Of Stock Options Exercised And Vested

	Years ended December 31,
	2012	2011	2010

Intrinsic value of options exercised	$5,547	$3,071	$2,700
Fair value of options vested	1,318	2,077	2,373

Summary Of Options Outstanding And Options Excercisable

	Options Outstanding			Options Exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
		Remaining	Exercise		Exercise
	Shares	Life (years)	Price	Shares	Price
Range of prices:
$10.00 - 12.99	65,437	0.2	$12.48	65,437	$12.48
$13.00 - 16.99	232,439	1.2	16.15	232,439	16.15
$17.00 - 19.99	1,057,617	5.2	18.18	914,868	18.35
$20.00 - 22.99	339,055	5.2	20.18	339,055	20.18
$23.00 - 27.99	375,282	4.2	23.26	375,282	23.26
$28.00 - 29.99	427,452	3.2	29.46	427,452	29.46
	2,497,282	4.2	$20.81	2,354,533	$21.03

Summary Of Nonvested Share Activity - Restricted Stock

	Number	Weighted
	of	Average
	Shares	Fair Value
Nonvested shares at beginning of period	207,989	$18.66
Granted	17,600	23.09
Vested	(105,473)	18.80
Forfeited	(2,388)	17.25
Nonvested shares at end of period	117,728	$19.23

Summary Of Value Of Restricted Stock Awards

	Years ended December 31,
	2012	2011	2010

Intrinsic value of restricted stock awards vested	$2,384	$2,020	$1,147
Fair value of restricted stock awards vested	1,971	1,650	1,270
Weighted average fair value of restricted stock awards granted	23.09	22.21	17.19

Performance Share Units [Member]
Assumptions Used In The Pricing Model

	Years ended
	December 31,
	2012	2011

Expected term (years)	3.0	3.0
Risk-free interest rate	0.4%	1.2%
Expected volatility	22.1%	29.7%
Grant date fair value per
performance share unit	$23.89	$24.38

Stock Options [Member]
Assumptions Used In The Pricing Model

Year ended
December 31,
2010

Expected term (years)	6.0
Risk-free interest rate	2.8%
Expected volatility	26.7%
Dividend yield	3.3%
Grant date fair value per option	$3.49

Summary Of Compensation Costs

	Years ended December 31,
	2012	2011	2010
Stock-based compensation within
operations and maintenance expense	$612	$1,361	$1,944
Income tax benefit	580	673	726

Restricted Stock [Member]
Summary Of Compensation Costs

	Years ended December 31,
	2012	2011	2010
Stock-based compensation within
operations and maintenance expense	$1,739	$1,800	$1,927
Income tax benefit	721	740	793

Pension Plans And Other Post-retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Benefit Payments Of Expected Future Service

		Other
	Pension	Post-retirement
	Benefits	Benefits
Years:
2013	$10,574	$1,557
2014	11,478	1,782
2015	12,420	1,940
2016	13,356	2,173
2017	14,314	2,394
2018 - 2022	84,914	14,142

Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets

			Other
	Pension Benefits		Post-retirement Benefits
	2012	2011	2012	2011

Change in benefit obligation:
Benefit obligation at January 1,	$237,087	209,459	50,189	43,956
Service cost	4,920	4,127	1,309	1,092
Interest cost	12,728	12,052	2,482	2,414
Actuarial loss	34,750	19,000	5,218	3,701
Plan participants' contributions	-	-	199	219
Benefits paid	(9,329)	(7,967)	(1,160)	(1,193)
Plan amendments	-	416	(392)	-
Acquisition	23,652	-	5,188	-
Settlements	(731)	-	-	-
Benefit obligation at December 31,	303,077	237,087	63,033	50,189

Change in plan assets:
Fair value of plan assets at January 1,	148,912	145,524	28,131	26,739
Actual return on plan assets	17,153	(1,871)	2,019	562
Employer contributions	15,256	13,226	1,905	1,790
Benefits paid	(9,329)	(7,967)	(941)	(960)
Acquisition	18,823	-	2,940	-
Settlements	(731)	-	-	-
Fair value of plan assets at December 31,	190,084	148,912	34,054	28,131

Funded status of plan:
Net amount recognized at December 31,	$112,993	$88,175	$28,979	$22,058

Schedule Of Net Liability Recognized On Consolidated Balance Sheets

			Other
	Pension Benefits		Post-retirement Benefits
	2012	2011	2012	2011

Current liability	$222	$217	$-	$-
Noncurrent liability	112,771	87,958	28,979	22,058
Net liability recognized	$112,993	$88,175	$28,979	$22,058

Schedule Of Accumulated And Projected Benefit Obligations

	Projected Benefit
	Obligation Exceeds
	the Fair Value of
	Plan Assets
	2012	2011

Projected benefit obligation	$303,077	$237,087
Fair value of plan assets	190,084	148,912

	Accumulated Benefit
	Obligation Exceeds
	the Fair Value of
	Plan Assets
	2012	2011

Accumulated benefit obligation	$267,400	$210,511
Fair value of plan assets	190,084	148,912

Components Of Net Periodic Benefit Costs

				Other
	Pension Benefits			Post-retirement Benefits
	2012	2011	2010	2012	2011	2010

Service cost	$4,920	$4,127	$4,008	$1,309	$1,092	$1,016
Interest cost	12,728	12,052	11,386	2,482	2,414	2,151
Expected return on plan assets	(13,588)	(11,731)	(10,206)	(1,950)	(1,689)	(1,540)
Amortization of transition
obligation (asset)	-	-	-	-	104	104
Amortization of prior service cost	277	253	245	(299)	(268)	(268)
Amortization of actuarial loss	6,568	3,578	3,852	1,024	783	638
Amortization of regulatory asset	-	-	-	69	137	137
Settlement loss	304	-	-	90	-	-
Capitalized costs	(3,696)	(3,499)	(3,216)	(671)	(668)	(470)
Net periodic benefit cost	$7,513	$4,780	$6,069	$2,054	$1,905	$1,768

Schedule Of Net Periodic Benefit Cost Not Yet Recognized

			Other
	Pension Benefits		Post-retirement Benefits
	2012	2011	2012	2011

Net actuarial loss	$106,980	$83,008	$21,315	$15,937
Prior service cost (credit)	1,297	1,554	(977)	(923)
Transition obligation (asset)	-	-	-	74
Total recognized in regulatory assets	$108,277	$84,562	$20,338	$15,088

Schedule Of Assumptions Related To Pension And Other Postretirement benefit Plans

The significant assumptions related to the Company’s benefit obligations are as follows:

			Other
	Pension Benefits		Post-retirement Benefits
	2012	2011	2012	2011
Weighted Average Assumptions Used
to Determine Benefit Obligations
as of December 31,
Discount rate	4.17%	5.0%	4.17%	5.0%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0%	4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Benefit
Obligations as of December 31,
Health care cost trend rate	n/a	n/a	8.0%	8.5%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate
trend rate	n/a	n/a	2019	2019

n/a – Assumption is not applicable to pension benefits.

The significant assumptions related to the Company’s net periodic benefit costs are as follows:

				Other
	Pension Benefits			Post-retirement Benefits
	2012	2011	2010	2012	2011	2010
Weighted Average Assumptions Used
to Determine Net Periodic Benefit
Costs for Years Ended December 31,
Discount rate	5.0%	5.75%	5.91%	5.0%	5.75%	5.91%
Expected return on plan assets	7.75%	7.75%	8.0%	5.17-7.75%	5.17-7.75%	5.33-8.0%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0-4.5%	4.0%	4.0%	4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Net Periodic
Benefit Costs for Years Ended December 31,
Health care cost trend rate	n/a	n/a	n/a	8.5%	9.0%	8.0%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a	n/a	n/a	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate
trend rate	n/a	n/a	n/a	2019	2019	2016

n/a – Assumption is not applicable to pension benefits.

Schedule Of Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

	1-Percentage-	1-Percentage-
	Point	Point
	Increase	Decrease
Effect on the health-care component of the
accrued other post-retirement benefit
obligation	$4,009	$(3,713)
Effect on aggregate service and interest cost
components of net periodic post-retirement
health-care benefit cost	$186	$(185)

Schedule Of Changes In The Fair Value For Pension Assets Valued Using Significant Unobservable Inputs

	2013	Percentage of Plan
	Target	Assets at December 31,
	Allocation	2012	2011
Asset Class:
Equity securities	50 to 75%	64%	66%
Debt securities	25 to 50%	23%	24%
Cash	0%	13%	10%
Total	100%	100%	100%

Pension Plans [Member]
Schedule Of Fair Value Of Plan Assets

The fair value of the Company’s pension plans’ assets at December 31, 2012 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$121,902	$121,902	$-	$-
Mutual funds	898	898	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	12,156	-	12,156	-
Corporate and foreign bonds	5,975	-	5,975	-
Mutual funds	24,928	24,928	-	-
Cash (c)	24,225	-	24,225	-
Total pension assets	$190,084	$147,728	$42,356	$-

The fair value of the Company’s pension plans’ assets at December 31, 2011 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$95,909	$95,909	$-	$-
Mutual funds	3,507	3,507	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	14,236	-	14,236	-
Corporate and foreign bonds	4,898	-	4,898	-
Mutual funds	15,072	15,072	-	-
Cash (c)	15,290	-	15,290	-
Total pension assets	$148,912	$114,488	$34,424	$-

(a)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.

(b)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets for the mutual fund.

(c)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Other Postretirement Benefit Plans [Member]
Schedule Of Fair Value Of Plan Assets

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2012 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$9,170	$9,170	$-	$-
Mutual funds	6,465	6,465	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,751	-	4,751	-
Corporate and foreign bonds	2,735	-	2,735	-
Mutual funds	1,398	1,398	-	-
Cash (c)	9,535	-	9,535	-
Total other post-retirement assets	$34,054	$17,033	$17,021	$-

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2011 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$9,010	$9,010	$-	$-
Mutual funds	6,524	6,524	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,904	-	4,904	-
Corporate and foreign bonds	3,042	-	3,042	-
Mutual funds	1,420	1,420		-
Cash (c)	3,231	-	3,231	-
Total other post-retirement assets	$28,131	$16,954	$11,177	$-

(a)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.

(b)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets for the mutual fund.

(c)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Schedule Of Target Asset Allocations

	2013	Percentage of Plan
	Target	Assets at December 31,
	Allocation	2012	2011
Asset Class:
Equity securities	50 to 75%	46%	56%
Debt securities	25 to 50%	26%	34%
Cash	0%	28%	10%
Total	100%	100%	100%

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Company's Segment Information

		2012			2011
		Other and			Other and
	Regulated	Eliminations	Consolidated	Regulated	Eliminations	Consolidated

Operating revenues	$740,030	$17,730	$757,760	$674,927	$12,364	$687,291
Operations and maintenance expense	259,847	11,996	271,843	243,137	13,606	256,743
Depreciation	113,139	(1,372)	111,767	104,681	(1,269)	103,412
Operating income (loss)	316,602	4,915	321,517	282,587	(1,788)	280,799
Interest expense, net of AFUDC	67,433	6,182	73,615	64,990	5,664	70,654
Income tax	66,821	60	66,881	72,336	(3,225)	69,111
Income (loss) from continuing operations	182,769	1,318	184,087	145,493	(3,810)	141,683
Capital expenditures	346,676	1,309	347,985	324,433	1,375	325,808
Total assets	4,566,327	292,190	4,858,517	4,183,758	164,662	4,348,420
Goodwill	24,031	4,121	28,152	22,823	4,121	26,944

		2010
		Other and
	Regulated	Eliminations	Consolidated

Operating revenues	$648,768	$11,418	$660,186
Operations and maintenance expense	238,093	12,896	250,989
Depreciation	101,644	(1,038)	100,606
Operating income (loss)	259,372	(2,038)	257,334
Interest expense, net of AFUDC	63,170	5,392	68,562
Income tax	77,318	(2,378)	74,940
Income (loss) from continuing operations	119,292	(2,913)	116,379
Capital expenditures	307,726	408	308,134
Total assets	3,986,819	85,647	4,072,466
Goodwill	23,797	4,121	27,918

Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Year
2012
Operating revenues	$164,024	$191,690	$214,565	$187,481	$757,760
Operations and maintenance expense	64,825	63,571	71,268	72,179	271,843
Operating income	61,839	87,032	100,535	72,111	321,517
Income from continuing operations	26,889	41,780	50,284	65,134	184,087
Income/(loss) from discontinuing operations	11,015	(335)	375	1,421	12,476
Net income attributable to common shareholders	37,904	41,445	50,659	66,555	196,563
Basic income from continuing operations per common share	0.19	0.30	0.36	0.47	1.32
Diluted income from continuing operations per common share	0.19	0.30	0.36	0.46	1.32
Basic income (loss) from discontinued operations per common share	0.08	(0.00)	0.00	0.01	0.09
Diluted income (loss) from discontinued operations per common share	0.08	(0.00)	0.00	0.01	0.09
Basic net income per common share	0.27	0.30	0.36	0.48	1.41
Diluted net income per common share	0.27	0.30	0.36	0.47	1.40
Dividend paid per common share	0.165	0.165	0.165	0.175	0.670
Dividend declared per common share	0.165	0.165	0.340	-	0.670
Price range of common stock
- high	22.75	25.17	26.93	25.94	26.93
- low	21.06	21.52	24.06	24.15	21.06

2011
Operating revenues	$157,576	$171,839	$191,083	$166,793	$687,291
Operations and maintenance expense	60,379	63,360	66,502	66,502	256,743
Operating income	59,216	71,222	86,702	63,659	280,799
Income from continuing operations	29,597	35,719	44,861	31,506	141,683
Income/(loss) from discontinuing operations	754	1,871	(3,738)	2,499	1,386
Net income attributable to common shareholders	30,351	37,590	41,123	34,005	143,069
Basic income from continuing operations per common share	0.21	0.26	0.32	0.23	1.03
Diluted income from continuing operations per common share	0.21	0.26	0.32	0.23	1.02
Basic income (loss) from discontinued operations per common share	0.01	0.01	(0.03)	0.02	0.01
Diluted income (loss) from discontinued operations per common share	0.01	0.01	(0.03)	0.02	0.01
Basic net income per common share	0.22	0.27	0.30	0.25	1.04
Diluted net income per common share	0.22	0.27	0.30	0.24	1.03
Dividend paid per common share	0.155	0.155	0.155	0.165	0.630
Dividend declared per common share	0.155	0.155	0.320	-	0.630
Price range of common stock
- high	23.79	23.28	22.74	22.52	23.79
- low	21.56	21.03	19.28	20.16	19.28

Summary Of Selected Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Selected Financial Data [Abstract]
Summary Of Selected Financial Data

Years ended December 31,	2012	2011	2010	2009	2008
PER COMMON SHARE:
Income from continuing operations
Basic	$1.32	$1.03	$0.85	$0.72	$0.71
Diluted	1.32	1.02	0.85	0.72	0.71
Income from discontinuing operations
Basic	0.09	0.01	0.06	0.04	0.02
Diluted	0.09	0.01	0.06	0.04	0.02
Net income
Basic	1.41	1.04	0.91	0.77	0.73
Diluted	1.40	1.03	0.90	0.77	0.73
Cash dividends declared and paid	0.67	0.63	0.59	0.55	0.51
Return on Aqua America stockholders' equity	14.2%	11.4%	10.6%	9.4%	9.3%
Book value at year end	$9.89	$9.01	$8.52	$8.12	$7.82
Market value at year end	25.42	22.05	22.48	17.51	20.59
INCOME STATEMENT HIGHLIGHTS:
Operating revenues	$757,760	$687,291	$660,186	$609,897	$573,075
Depreciation and amortization	116,996	108,300	111,716	107,118	87,151
Interest expense, net (a)	77,757	77,804	73,393	66,345	65,986
Income from continuing operations before income taxes	250,968	210,794	191,319	162,066	158,441
Provision for income taxes	66,881	69,111	74,940	63,626	62,712
Income from continuing operations	184,087	141,683	116,379	98,440	95,729
Income from discontinued operations	12,476	1,386	7,596	5,913	2,189
Net income attributable to common shareholders	196,563	143,069	123,975	104,353	97,918
BALANCE SHEET HIGHLIGHTS:
Total assets	$4,858,517	$4,348,420	$4,072,466	$3,749,862	$3,486,339
Property, plant and equipment, net	3,936,163	3,530,942	3,276,517	3,032,916	2,815,985
Aqua America stockholders' equity	1,385,704	1,251,313	1,174,254	1,108,904	1,058,446
Long-term debt, including current portion	1,588,992	1,475,886	1,519,457	1,404,930	1,217,815
Total debt	1,669,375	1,583,657	1,609,125	1,432,361	1,297,349
ADDITIONAL INFORMATION:
Operating cash flows from continuing operations	$377,485	$352,041	$244,717	$244,318	$206,742
Capital additions	347,985	325,808	308,134	266,190	252,498
Net cash expended for acquisitions
of utility systems and other	121,248	8,515	8,625	3,373	14,659
Dividends on common stock	93,423	87,133	80,907	74,729	68,504
Number of utility customers served (b)	968,357	966,136	962,970	953,437	945,540
Number of shareholders of common stock	26,216	26,744	27,274	27,984	28,565
Common shares outstanding (000)	140,167	138,815	137,776	136,486	135,370
Employees (full-time) (b)	1,619	1,615	1,632	1,632	1,638

(a)	Net of allowance for funds used during construction and interest income.

Includes continuing and discontinued operations.

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Discontinued Operations [Member]	Dec. 31, 2012 Pennsylvania [Member] county	Dec. 31, 2012 Other States [Member] state	Jul. 31, 2011 Maine [Member] customer	Dec. 31, 2012 Maine [Member] customer	Dec. 31, 2012 Ohio [Member] customer	Jul. 31, 2011 New York [Member] customer	Dec. 31, 2012 New York [Member] customer	Dec. 31, 2012 Florida [Member]	Sep. 30, 2012 Florida [Member] customer	Dec. 31, 2012 Florida [Member] customer	Dec. 31, 2012 Texas [Member] customer	Dec. 31, 2012 Missouri [Member] customer	Dec. 31, 2012 Reportable Segment [Member] segment	Dec. 31, 2012 Not Quantitatively Significant [Member] segment	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of operating revenue from largest operating subsidiary					55.00%
Number of counties providing operating services					25
Number of states providing services in other than Pennsylvania						9
Number of customers							16,000	16,000	59,000	51,000	51,000		38,000	38,000	5,300	3,900
Water and wastewater to be sold												80
Water and wastewater to be sold as percent of customers												56.00%
Number of operating segments	12																10	2
Number of reportable segments	1
Regulated segment non-regulated revenue	$ 10,538	$ 10,712	$ 10,973
Non regulated revenue	17,876	12,512	11,565
Net utility plant acquisition adjustment	31,347	33,839
Amortized Period																			2 years	52 years
Amortization of the acquisition adjustments	2,858	2,741	3,060
utility expendiures expected to be recovered	4,978
Deferred cost reported as a component of net property, plant and equipment	13,089
Amount of AFUDC related to equity funds	188	318	0
Overdraft for certain disbursement cash accounts	11,881	22,810
Joint venture ownership percentage	49.00%
Equity earnings in joint venture	2,744
Goodwill	28,152	26,944	27,918	12,316
Non-cash property as advances or contributions	$ 27,212	$ 20,823	$ 16,035

Summary Of Significant Accounting Policies (Summary Of Changes In Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Regulated Segment [Member]	Dec. 31, 2011 Regulated Segment [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2010 Other [Member]
Goodwill [Line Items]
Balance	$ 26,944	$ 27,918	$ 22,823	$ 23,797	$ 4,121	$ 4,121	$ 4,121
Goodwill acquired during year	1,679	1,531	1,679	1,531
Reclassifications to utility plant acquisition adjustment	(496)	(1,573)	(496)	(1,573)
Other	25	(932)	25	(932)
Balance	$ 28,152	$ 26,944	$ 24,031	$ 22,823	$ 4,121	$ 4,121	$ 4,121

Acquisitions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended						12 Months Ended	1 Months Ended	7 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	May 01, 2012	Dec. 31, 2012 Ohio [Member] item customer	Jun. 30, 2011 Texas [Member] item customer	Dec. 31, 2012 Texas [Member]	Dec. 31, 2012 Texas [Member]	Dec. 31, 2012 2011 Acquisitions [Member]	Dec. 31, 2011 2011 Acquisitions [Member] item	Dec. 31, 2012 2010 Acquisitions [Member]	Dec. 31, 2011 2010 Acquisitions [Member]	Dec. 31, 2010 2010 Acquisitions [Member] item	Dec. 31, 2012 American Water Works Company, Inc. [Member]	Dec. 31, 2012 American Water Works Company, Inc. [Member]	Dec. 31, 2011 American Water Works Company, Inc. [Member]	May 01, 2012 American Water Works Company, Inc. [Member]
Business Acquisition [Line Items]
Number of customers															59,000	5,300
Cash paid for acquisitions															$ 19,094	$ 6,245				$ 2,270			$ 8,625				$ 102,154
Assumed liabilities including debt														33,497													14,281
Decrease in goodwill																								10,575
Long-term debt, excluding current portion														14,233
Number Of Water And Wastewater Systems															16
Number of water systems																51
Number of waste water systems																5
Operating revenues	$ 187,481	$ 214,565	$ 191,690	$ 164,024	$ 166,793	$ 191,083	$ 171,839	$ 157,576	$ 757,760	$ 687,291	$ 660,186	$ 609,897	$ 573,075		$ 1,527		$ 1,826	$ 3,245	$ 644	$ 226	$ 2,998	$ 2,709	$ 778		$ 27,981	$ 3,265
Number of acquisitions completed																				8			23

Acquisitions (Schedule Of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	May 01, 2012
Acquisitions [Abstract]
Property, plant and equipment, net	$ 119,595
Current assets	6,852
Other long-term assets	7,525
Goodwill	1,679
Total assets acquired	135,651
Current liabilities	3,409
Long-term debt, excluding current portion	14,233
Other long-term liabilities	15,855
Total liabilities assumed	33,497
Net assets acquired	$ 102,154

Discontinued Operations And Other Dispositions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Feb. 29, 2008	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Feb. 10, 2012	Dec. 31, 2012 Florida [Member]	Sep. 30, 2012 Florida [Member] customer	Dec. 31, 2012 Florida [Member] customer	Dec. 31, 2012 Maine [Member]	Jul. 31, 2011 Maine [Member] customer	Dec. 31, 2012 Maine [Member] customer	Dec. 31, 2011 Maine [Member]	May 01, 2012 New York [Member]	Jul. 31, 2011 New York [Member] customer	Dec. 31, 2012 New York [Member] customer	Dec. 31, 2011 New York [Member]	Jun. 30, 2011 North Carolina [Member]	May 31, 2011 Missouri [Member]	Dec. 31, 2012 Missouri [Member] customer	Jan. 31, 2011 Texas [Member]	Dec. 31, 2012 Texas [Member] customer
Discontinued Operations And Other Dispositions [Line Items]
Number of customers										38,000	38,000		16,000	16,000			51,000	51,000				3,900		5,300
Water and wastewater to be sold									80
Water And Wastewater Systems As Percent Of Customers									56.00%
Cash at closing of definitive agreement									$ 49,200
Liabilities assumed by the purchaser for the sale of regulated water operations													17,364				23,000
Proceeds from sale of regulated water operations												36,870				36,688
Gain (loss) on sale												17,699						2,736
Gain (loss) on sale, after tax												10,821						1,874
Additional income tax expense			66,881	69,111	74,940	63,626	62,712								4,008				3,245
Proceeds on sale of water and wastewater utility system	120																			4,106	3,225		3,118
Gain on sale of water and wastewater utility system																				2,692			2,452
Percentage of utility system that assets represent	0.01%																			0.03%	0.07%		0.01%
Initial valuation payment		$ 16,911
Percentage of utility system that has been relinquished								0.40%

Discontinued Operations And Other Dispositions (Summary Of Discontinued Operations Presented In Consolidated Statements Of Income And Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Discontinued Operations And Other Dispositions [Abstract]
Operating revenues									$ 31,458	$ 67,391	$ 65,886
Total operating expenses									24,286	49,617	51,144
Operating income									7,172	17,774	14,742
Gain on sale									(17,699)
Loss on sale									2,981
Other expense, net									1,397	3,495	1,992
Income from discontinued operations before income taxes									20,493	14,279	12,750
Provision for income taxes									8,017	12,893	5,154
Income from discontinued operations	$ 1,421	$ 375	$ (335)	$ 11,015	$ 2,499	$ (3,738)	$ 1,871	$ 754	$ 12,476	$ 1,386	$ 7,596	$ 5,913	$ 2,189

Discontinued Operations And Other Dispositions (Schedule Of Disposal Groups Including Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations And Other Dispositions [Abstract]
Property, plant and equipment, at cost	$ 128,463	$ 299,689
Less: accumulated depreciation	48,856	104,889
Net property, plant and equipment	79,607	194,800
Current assets	4,656	16,341
Regulatory assets	2,034	36,656
Goodwill		12,316
Other assets	126	2,948
Assets of discontinued operations held for sale	86,423	263,061
Long-term debt, excluding current portion		40,326
Current liabilities	2,074	8,235
Deferred income taxes and investment tax credits	5,166	28,690
Contributions in aid of construction	15,560	25,940
Other liabilities	837	33,980
Liabilities of discontinued operations held for sale	23,637	137,171
Net assets	$ 62,786	$ 125,890

Property, Plant And Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Mains And Accessories [Member]	Dec. 31, 2011 Mains And Accessories [Member]	Dec. 31, 2012 Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2011 Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2012 Operations Structures And Water Tanks [Member]	Dec. 31, 2011 Operations Structures And Water Tanks [Member]	Dec. 31, 2012 Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2011 Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2012 Meters, Data Processing, Transportation And Operating Equipment [Member]	Dec. 31, 2011 Meters, Data Processing, Transportation And Operating Equipment [Member]	Dec. 31, 2012 Land And Other Non-Depreciable Assets [Member]	Dec. 31, 2011 Land And Other Non-Depreciable Assets [Member]	Dec. 31, 2012 Minimum [Member] Mains And Accessories [Member]	Dec. 31, 2012 Minimum [Member] Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2012 Minimum [Member] Operations Structures And Water Tanks [Member]	Dec. 31, 2012 Minimum [Member] Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2012 Minimum [Member] Meters, Data Processing, Transportation And Operating Equipment [Member]	Dec. 31, 2012 Minimum [Member] Net Utility Plant Acquisition Adjustment [Member]	Dec. 31, 2012 Minimum [Member] Non-Utility Plant And Equipment [Member]	Dec. 31, 2012 Maximum [Member] Mains And Accessories [Member]	Dec. 31, 2012 Maximum [Member] Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2012 Maximum [Member] Operations Structures And Water Tanks [Member]	Dec. 31, 2012 Maximum [Member] Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2012 Maximum [Member] Meters, Data Processing, Transportation And Operating Equipment [Member]	Dec. 31, 2012 Maximum [Member] Net Utility Plant Acquisition Adjustment [Member]	Dec. 31, 2012 Maximum [Member] Non-Utility Plant And Equipment [Member]	Dec. 31, 2012 Weighted Average [Member] Mains And Accessories [Member]	Dec. 31, 2012 Weighted Average [Member] Services, Hydrants, Treatment Plants And Reservoirs [Member]	Dec. 31, 2012 Weighted Average [Member] Operations Structures And Water Tanks [Member]	Dec. 31, 2012 Weighted Average [Member] Miscellaneous Pumping And Purification Equipment [Member]	Dec. 31, 2012 Weighted Average [Member] Meters, Data Processing, Transportation And Operating Equipment [Member]	Dec. 31, 2012 Weighted Average [Member] Net Utility Plant Acquisition Adjustment [Member]	Dec. 31, 2012 Weighted Average [Member] Non-Utility Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	$ 4,963,064	$ 4,481,138	$ 2,190,078	$ 1,984,171	$ 1,275,221	$ 1,165,983	$ 233,743	$ 213,368	$ 594,687	$ 507,035	$ 573,899	$ 529,160	$ 95,436	$ 81,421
Utility construction work in progress	107,944	61,232
Net utility plant acquisition adjustment	(31,347)	(33,839)
Non-utility plant and equipment	10,739	9,435
Total property, plant and equipment	$ 5,050,400	$ 4,517,966
Useful Lives															26 years	5 years	14 years	5 years	3 years	0 years	0 years	92 years	85 years	70 years	145 years	78 years	52 years	25 years	75 years	47 years	48 years	36 years	23 years	22 years	5 years

Accounts Receivable (Narrative) (Details)	Dec. 31, 2012
Pennsylvania [Member]
utility customers by georaphic operating segment, percentage	47.00%
Ohio [Member]
utility customers by georaphic operating segment, percentage	16.00%
North Carolina [Member]
utility customers by georaphic operating segment, percentage	10.00%
Texas [Member]
utility customers by georaphic operating segment, percentage	8.00%
Illinois [Member]
utility customers by georaphic operating segment, percentage	7.00%

Accounts Receivable (Net Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable [Abstract]
Billed utility revenue	$ 54,294	$ 47,311
Unbilled utility revenue	33,590	29,361
Other	9,358	3,359
Gross accounts receivable	97,242	80,031
Less allowance for doubtful accounts	4,321	4,485	4,367	4,790
Net accounts receivable	$ 92,921	$ 75,546

Accounts Receivable (Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Abstract]
Balance at January 1	$ 4,485	$ 4,367	$ 4,790
Amounts charged to expense	4,805	4,854	4,156
Accounts written off	(5,939)	(5,780)	(5,489)
Recoveries of accounts written off	970	1,044	910
Balance at December 31	$ 4,321	$ 4,485	$ 4,367

Regulatory Assets And Liabilities (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Regulatory liability amortization period	10 years
Regulatory asset recovery period	5 years
Long-term debt maturity date, start	2022
Long-term debt maturity date, end	2029
Minimum [Member]
Water tank painting costs amortization period	5 years
Maximum [Member]
Water tank painting costs amortization period	17 years

Regulatory Assets And Liabilities (Components Of Regulatory Assets And Regulatory Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	$ 521,264	$ 240,032
Regulatory Liabilities	241,363	41,344
Income Taxes [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	348,359	102,726
Regulatory Liabilities	192,551	1,706
Utility Plant Retirement Costs [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	16,976	21,975
Regulatory Liabilities	19,936	15,845
Postretirement Benefits [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	139,139	100,640
Regulatory Liabilities	28,795	22,961
Water Tank Painting [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	2,836	4,420
Fair Value Adjustment Of Long-Term Debt Assumed In Acquisition [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	4,739	1,540
Regulatory Liabilities		162
Rate Case Filing Expenses And Other [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory Assets	9,215	8,731
Regulatory Liabilities	$ 81	$ 670

Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2011 State [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 2031 And 2032 [Member]	Dec. 31, 2011 2031 And 2032 [Member]	Dec. 31, 2012 2021 [Member]	Dec. 31, 2011 2021 [Member]
Income Taxes [Line Items]
Statutory federal tax rate	35.00%
State corporate net income tax rates				5.00%	9.99%
Net income tax benefits	$ 33,565
Income tax benefits for qualifying capital expenditures	111,397
Regulatory liability amortization period	10 years
Expected tax refund	14,802
Decrease in current taxes payable	88,476
Increase in regulatory liabilities	190,389
Provision of bonus depreciation	50.00%	100.00%	100.00%
Reduction in state income tax expense		14,800
Deferred tax assets operating loss carryforward						118,327	76,064
Federal cumulative net operating loss						215,585		375,299
Recognized income tax benefit associated with stock options	2,121
Deferred tax assets operating loss carryforward, state								$ 249,895	$ 79,391

Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Federal	$ (13,854)	$ (936)	$ (7,437)
State	3,172	(2,063)	12,148
Total current income taxes	(10,682)	(2,999)	4,711
Federal	67,743	76,479	68,644
State	9,820	(4,369)	1,585
Total deferred income taxes	77,563	72,110	70,229
Total tax expense	$ 66,881	$ 69,111	$ 74,940	$ 63,626	$ 62,712

Income Taxes (Schedule Of Reasons For Differences Between Statutory Federal Income Tax Rate To Income Before Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Computed Federal tax expense at statutory rate	$ 87,839	$ 73,778	$ 66,962
Decrease in tax expense related to repair tax accounting change	(28,948)
State income taxes, net of federal tax benefit	8,445	(4,180)	8,926
Increase in tax expense for depreciation expense to be recovered in future rates	361	551	210
Stock-based compensation	(386)	(355)	(67)
Deduction for Aqua America common dividends paid under employee benefit plan	(387)	(345)	(374)
Amortization of deferred investment tax credits	(420)	(340)	(333)
Other, net	377	2	(384)
Total tax expense	$ 66,881	$ 69,111	$ 74,940	$ 63,626	$ 62,712

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Customers' advances for construction	$ 26,820	$ 17,650
Costs expensed for book not deducted for tax, principally accrued expenses	13,124	1,105
Utility plant acquisition adjustment basis differences	12,496	11,614
Post-retirement benefits	35,955	36,141
Tax loss carryfoward	111,452	47,860
Other	2,360	2,183
Total gross deferred tax assets	202,207	116,553
Less valuation allowance	7,506	8,639
Net deferred tax assets	194,701	107,914
Utility plant, principally due to depreciation and differences in the basis of fixed assets due to variation in tax and book accounting	772,006	580,405
Deferred taxes associated with the gross-up of revenues necessary to recover, in rates, the effect of temporary differences	66,361	43,710
Tax effect of regulatory asset for postretirement benefits	35,955	36,141
Deferred investment tax credit	5,928	6,544
Total gross deferred tax liabilities	880,250	666,800
Net deferred tax liability	$ (685,549)	$ (558,886)

Taxes Other Than Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes Other Than Income Taxes [Line Items]
Taxes other than income taxes	$ 47,404	$ 41,449	$ 40,147
Property [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income taxes	21,550	16,618	16,573
Capital Stock [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income taxes	3,196	3,559	3,458
Gross Receipts, Excise And Franchise [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income taxes	10,060	9,408	9,450
Payroll [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income taxes	6,967	6,441	6,185
Other [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income taxes	$ 5,631	$ 5,423	$ 4,481

Commitments And Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2008 plaintiff	Dec. 31, 2012	Dec. 31, 2006 plaintiff
Commitments And Contingencies [Line Items]
Operating lease adjustment period		5 years
Annual lease payments for land		$ 608
Annual lease payments for land due on aggregate remaining years		14,299
Estimated annual commitments to purchase water through the next five years		11,553
Aggregate amount of the commitments for the remaining years		32,826
Purchase Obligation Term		20 years
Future contractual cash obligation, 2013		924
Future contractual cash obligation, 2014		944
Future contractual cash obligation, 2015		964
Future contractual cash obligation, 2016		985
Future contractual cash obligation, 2017		1,006
Future contractual cash obligation, thereafter		12,677
Estimated capital expenditures required fiscal year		16,600
Estimated capital expenditures required next two year		3,950
Aggregate amount accrued for loss contingencies		13,238
Amount probable of recovery through insurance		1,865
Number of plaintiffs			2
Number of additional plaintiffs	35
Proposed penalty related to sanitary overflows		$ 254
Minimum [Member]
Commitments And Contingencies [Line Items]
Operating leases, expiration year		2014
Maximum [Member]
Commitments And Contingencies [Line Items]
Operating leases, expiration year		2051

Commitments And Contingencies (Schedule Of Future Annual Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Motor Vehicles, Buildings And Other Equipment [Member]
Operating Leased Assets [Line Items]
2013	$ 2,568
2014	1,925
2015	1,191
2016	483
2017	131
Thereafter	476
Treatment Plants [Member]
Operating Leased Assets [Line Items]
2013	494
2014	494
2015	496
2016	507
2017	507
Thereafter	$ 3,466

Commitments And Contingencies (Schedule Of Rent Expense Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Operating leases expense	$ 3,850	$ 3,553	$ 3,631
Purchased water under long-term agreements	11,796	14,507	13,621
Water treatment expense under contractual agreement	$ 897	$ 865	$ 777

Long-Term Debt And Loans Payable (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Aqua Pennsylvanias [Member]	Dec. 31, 2011 Aqua Pennsylvanias [Member]	Dec. 31, 2012 Other Subsidiaries [Member]	Mar. 31, 2012 Senior Unsecured Notes Maturity Year 2012 [Member]	Dec. 31, 2012 Swing-Line Commitment [Member]	Dec. 31, 2011 Swing-Line Commitment [Member]	Mar. 31, 2012 Unsecured Revolving Credit Facility With Three Banks [Member]	Dec. 31, 2012 Unsecured Revolving Credit Facility With Three Banks [Member]	Dec. 31, 2011 Unsecured Revolving Credit Facility With Three Banks [Member]	Nov. 30, 2011 Unsecured Revolving Credit Facility With Three Banks [Member]	Dec. 31, 2012 Unsecured Revolving Credit Facility Maturity Year 2012 [Member]	Dec. 31, 2012 Short-Term Line Of Credit [Member]	Dec. 31, 2011 Short-Term Line Of Credit [Member]	Nov. 30, 2012 First Mortgage Bonds [Member]	Nov. 30, 2012 First Mortgage Bonds Maturity Year 2041 [Member]	Nov. 30, 2012 First Mortgage Bonds Maturity Year 2042 [Member]	Nov. 30, 2012 First Mortgage Bonds Maturity Year 2047 [Member]	Jun. 30, 2012 Senior Unsecured Notes Maturity Year 2027 [Member]
Debt Instrument [Line Items]
Aqua Penssylvania retianed earning excluding minority interest				$ 701,000		$ 114,000
Aqua Pennsylvania's retainied earnings including minority interest	611,303	508,334		721,000		121,000
Debt instrument																	80,000	40,000	20,000	20,000
Senior unsecured notes																					50,000
Credit facility										150,000				95,000
Credit facility term										5 years
Interest rate																		3.79%	3.80%	3.85%	3.57%
Debt maturity																		2041	2042	2047	2027
Debt issue pending construction of the projects to be financed	23,010
Weighted average cost of long-term debt	4.81%	5.17%
Weighted average cost of fixed rate long-term debt	5.06%	5.30%
Expiration date										2017-03				2012-05
Sublimit for daily demand loans							15,000
Letters of credit capacity available	5,644							25,000
Available capacity borrowed	100,000							0			70,902	84,030
Average borrowings cost percentage	1.83%	1.96%		0.94%	1.01%			0.85%	0.45%
Commitment fee percentage				0.10%
Maximum amount outstanding at the end of any one month	22,941	26,741		89,973	92,143
Short-term lines of credit	9,481														60,500	60,500
Funds borrowed under credit facility													100,000		9,481	23,741
Average borrowing amount	15,583	15,795		78,525	80,235			68,609	53,473
Interest income	372	757	1,288
Interest cost	78,129	78,561	74,681
Capitalized amount	$ 4,142	$ 7,150	$ 4,831

Long-Term Debt And Loans Payable (Schedule Of Long-Term Debt Future Sinking Fund Payments And Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 45,038
2014	86,419
2015	58,487
2016	35,607
2017	142,769
Thereafter	1,220,672
Long-Term Debt Interest Rate Range 0.00% To 0.99% [Member]
Debt Instrument [Line Items]
2013	190
2014	193
2015	193
2016	191
2017	195
Thereafter	1,922
Interest Rate Range, Minimum	0.00%
Interest Rate Range, Maximum	0.99%
Long-Term Debt Interest Rate Range 1.00% To 1.99% [Member]
Debt Instrument [Line Items]
2013	2,350
2014	2,320
2015	2,257
2016	2,139
2017	102,004
Thereafter	16,181
Interest Rate Range, Minimum	1.00%
Interest Rate Range, Maximum	1.99%
Long-Term Debt Interest Rate Range 2.00% To 2.99% [Member]
Debt Instrument [Line Items]
2013	1,133
2014	1,164
2015	1,201
2016	1,230
2017	1,259
Thereafter	11,133
Interest Rate Range, Minimum	2.00%
Interest Rate Range, Maximum	2.99%
Long-Term Debt Interest Rate Range 3.00% To 3.99% [Member]
Debt Instrument [Line Items]
2013	2,345
2014	2,420
2015	2,508
2016	2,581
2017	2,682
Thereafter	144,941
Interest Rate Range, Minimum	3.00%
Interest Rate Range, Maximum	3.99%
Long-Term Debt Interest Rate Range 4.00% To 4.99% [Member]
Debt Instrument [Line Items]
2013	21,888
2014	27,301
2015	310
2016	11,124
2017	11,138
Thereafter	488,896
Interest Rate Range, Minimum	4.00%
Interest Rate Range, Maximum	4.99%
Long-Term Debt Interest Rate Range 5.00% To 5.99% [Member]
Debt Instrument [Line Items]
2013	10,499
2014	51,566
2015	38,504
2016	16,763
2017	14,937
Thereafter	430,592
Interest Rate Range, Minimum	5.00%
Interest Rate Range, Maximum	5.99%
Long-Term Debt Interest Rate Range 6.00% To 6.99% [Member]
Debt Instrument [Line Items]
2015	12,000
2017	8,903
Thereafter	44,000
Interest Rate Range, Minimum	6.00%
Interest Rate Range, Maximum	6.99%
Long-Term Debt Interest Rate Range 7.00% To 7.99% [Member]
Debt Instrument [Line Items]
2013	317
2014	379
2015	409
2016	442
2017	478
Thereafter	33,635
Interest Rate Range, Minimum	7.00%
Interest Rate Range, Maximum	7.99%
Long-Term Debt Interest Rate Range 8.00% To 8.99% [Member]
Debt Instrument [Line Items]
2013	269
2014	376
2015	405
2016	437
2017	473
Thereafter	17,672
Interest Rate Range, Minimum	8.00%
Interest Rate Range, Maximum	8.99%
Long-Term Debt Interest Rate Range 9.00% To 9.99% [Member]
Debt Instrument [Line Items]
2013	6,047
2014	700
2015	700
2016	700
2017	700
Thereafter	25,700
Interest Rate Range, Minimum	9.00%
Interest Rate Range, Maximum	9.99%
Long-Term Debt Interest Rate Range 10.00% To 10.99% [Member]
Debt Instrument [Line Items]
Thereafter	$ 6,000
Interest Rate Range, Minimum	10.00%
Interest Rate Range, Maximum	10.99%

Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Of Financial Instruments [Abstract]
Funds restricted for construction activity	$ 23,572	$ 88,905
Loans payable	80,383	107,771
Cash and cash equivalents	5,521	8,204	5,934	21,869
Customers' advances for construction	$ 71,595	$ 66,198

Fair Value Of Financial Instruments (Schedule Of Carrying Amounts And Estimated Fair Values Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 1,588,992	$ 1,475,886
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 1,702,997	$ 1,549,343

Stockholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity, Class of Treasury Stock [Line Items]
Common stock, authorized	300,000,000	300,000,000
Preferred stock, shares authorized	1,738,619
Preferred stock, par value	$ 1
Common stock, par value	$ 0.5	$ 0.5
Direct Stock Purchase Plan discount from current market value	5.00%
Issue of common shares under dividend reinvestment plan	569,392,000	588,745,000	670,538,000
Common stock sold under dividend reinvestment plan	$ 12,921	$ 12,304	$ 11,966
Shares remain available for repurchase	548,278
Acquire Water System [Member]
Equity, Class of Treasury Stock [Line Items]
Remaining common stock available for use	1,904,487

Stockholders' Equity (Shares Outstanding And Treasury Shares Held) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity [Abstract]
Shares outstanding	140,167,266	138,815,098	137,775,567
Treasury shares	776,355	710,482	673,472

Net Income Per Common Share And Equity Per Common Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income Per Common Share And Equity Per Common Share [Abstract]
Average common shares outstanding during the period for basic computation	139,361,000	138,182,000	136,948,000
Dilutive effect of employee stock-based compensation	573,000	507,000	348,000
Average common shares outstanding during the period for diluted computation	139,934,000	138,689,000	137,296,000
Employee stock options excluded from calculations of diluted net income per share	427,452	926,300	2,024,151
Equity per common share	$ 9.89	$ 9.01

Employee Stock And Incentive Plan (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit associated witth stock-compensation that vested or was exercised	$ 386	$ 355	$ 67
Performance period specified in grant	3 years
TSR For The Companies Listed In The Standard And Poor's Midcap Utilities Index [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	25.00%
TSR For A Specific Peer Group Of Six Other Investor-Owned Water Companies [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	25.00%
Company's Three-Year Compound Annual Growth Rate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	50.00%
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	5,000,000
Maximum percentage of shares available for issuance may be issued as restricted stock	50.00%
Maximum number of shares subject to grants to any one individual in any one year	200,000
Underlying stock option and restricted stock awards available for grant	4,261,530
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	2,552	943
Tax benefit associated witth stock-compensation that vested or was exercised	1,040	384
Period of compound annual growth rate in earnings per share	3 years
Target earnings per share compound annual growth rate	5.00%
Unrecognized compensation costs	4,210
Vesting period, in years	3 years
Period over which unrecognized compensation cost will be recognized	1 year 10 months 24 days
Aggregate intrinsic value	8,420
Performance Share Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	0.00%
Amortization period of fair value of shares	24 months
Performance Share Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn	200.00%
Amortization period of fair value of shares	36 months
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	634	342
Tax benefit associated witth stock-compensation that vested or was exercised	262	142
Unrecognized compensation costs	795
Vesting period, in years	3 years
Period over which unrecognized compensation cost will be recognized	1 year 8 months 12 days
Aggregate intrinsic value	1,740
Intrinsic value of awards vested	247
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	612	1,361	1,944
Tax benefit associated witth stock-compensation that vested or was exercised	580	673	726
Amortization period of fair value of shares	36 months
Unrecognized compensation costs	30
Vesting period, in years	10 years
Period over which unrecognized compensation cost will be recognized	1 month
Adjustment to compensation expense	644
Additional tax expense due to favorable adjustment to compensation expense	52
Percentage of options exercisable annually	33.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,739	1,800	1,927
Tax benefit associated witth stock-compensation that vested or was exercised	721	740	793
Unrecognized compensation costs	707
Period over which unrecognized compensation cost will be recognized	1 year
Aggregate intrinsic value	2,993
Intrinsic value of awards vested	$ 2,384	$ 2,020	$ 1,147

Employee Stock And Incentive Plan (Summary Of Nonvested PSU Transactions) (Details) (Performance Share Units [Member], USD $)	12 Months Ended
Dec. 31, 2012
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	137,584,000
Granted, Number of Share Units	127,950,000
Performance criteria adjustment, Number of Share Units	79,635,000
Forfeited, Number of Share Units	(13,944,000)
Nonvested share units at end of period, Number of Share Units	331,225,000
Nonvested share units at beginning of period, Weighted Average Fair Value	$ 24.38
Granted, Weighted Average Fair Value	$ 23.89
Performance criteria adjustment, Weighted Average Fair Value	$ 23.52
Forfeited, Weighted Average Fair Value	$ 23.87
Nonvested share units at end of period, Weighted Average Fair Value	$ 23.52

Employee Stock And Incentive Plan (Assumptions Used In The Pricing Model - Performance Stock Units) (Details) (Performance Share Units [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	3 years	3 years
Risk-free interest rate	0.40%	1.20%
Expected volatility	22.10%	29.70%
Grant date fair value per option	$ 23.89	$ 24.38

Employee Stock And Incentive Plan (Summary Of Nonvested RSU Transactions) (Details) (Restricted Stock Units [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	44,342
Granted, Number of Share Units	37,850
Vested, Number of Share Units	(11,000)
Forfeited, Number of Share Units	(2,724)
Nonvested share units at end of period, Number of Share Units	68,468
Nonvested share units at beginning of period, Weighted Average Fair Value	$ 22.21
Granted, Weighted Average Fair Value	$ 22.49
Vested, Weighted Average Fair Value	$ 22.21
Forfeited, Weighted Average Fair Value	$ 22.24
Nonvested share units at end of period, Weighted Average Fair Value	$ 22.36

Employee Stock And Incentive Plan (Summary Of Compensation Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit	$ 386	$ 355	$ 67
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation for stock options within operations and maintenance expenses	612	1,361	1,944
Income tax benefit	580	673	726
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation for stock options within operations and maintenance expenses	1,739	1,800	1,927
Income tax benefit	$ 721	$ 740	$ 793

Employee Stock And Incentive Plan (Assumptions Used In The Pricing Model - Stock Options) (Details) (Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 years
Risk-free interest rate	2.80%
Expected volatility	26.70%
Dividend yield	3.30%
Grant date fair value per option	$ 3.49

Employee Stock And Incentive Plan (Summary Of Stock Option Transactions) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	15,212,000	63,306,000	195,056,000
Exercised, Shares	(833,437,000)	(424,490,000)	(464,696,000)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period, Shares	3,376,960
Forfeited, Shares	(9,015)
Expired, Shares	(37,226)
Exercised, Shares	(833,437)
Outstanding at end of period, Shares	2,497,282
Exercisable at end of period, Shares	2,354,533
Outstanding at beginning of period, Weighted Average Exercise Price	20.03
Forfeited, Weighted Average Exercise Price	17.6
Expired, Weighted Average Exercise Price	24.25
Exercised, Weighted Average Exercise Price	17.51
Outstanding at end of period, Weighted Average Exercise Price	20.81
Exercisable at end of period, Weighted Average Exercise Price	21.03
Outstanding at end of period, Weighted Average Remaining Life (years)	4 years 2 months 12 days
Exercisable at end of period, Weighted Average Remaining Life (years)	4 years
Outstanding at end of period, Aggregate Intrinsic Value	13,243
Exercisable at end of period, Aggregate Intrinsic Value	12,061

Employee Stock And Incentive Plan (Summary Of Stock Options Exercised And Vested) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Stock And Incentive Plan [Abstract]
Intrinsic value of options exercised	$ 5,547	$ 3,071	$ 2,700
Fair value of options vested	$ 1,318	$ 2,077	$ 2,373

Employee Stock And Incentive Plan (Summary Of Options Outstanding And Options Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares	2,497,282
Options Outstanding, Weighted Average Remaining Life	4 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 20.81
Options Exercisable, Shares	2,354,533
Options Exercisable, Weighted Average Exercise Price	$ 21.03
$10.00 - 12.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 10
Range of prices, Upper limit	$ 12.99
Options Outstanding, Shares	65,437
Options Outstanding, Weighted Average Remaining Life	2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 12.48
Options Exercisable, Shares	65,437
Options Exercisable, Weighted Average Exercise Price	$ 12.48
$13.00 - 16.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 13
Range of prices, Upper limit	$ 16.99
Options Outstanding, Shares	232,439
Options Outstanding, Weighted Average Remaining Life	1 year 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 16.15
Options Exercisable, Shares	232,439
Options Exercisable, Weighted Average Exercise Price	$ 16.15
$17.00 - 19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 17
Range of prices, Upper limit	$ 19.99
Options Outstanding, Shares	1,057,617
Options Outstanding, Weighted Average Remaining Life	5 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 18.18
Options Exercisable, Shares	914,868
Options Exercisable, Weighted Average Exercise Price	$ 18.35
$20.00 - 22.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 20
Range of prices, Upper limit	$ 22.99
Options Outstanding, Shares	339,055
Options Outstanding, Weighted Average Remaining Life	5 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 20.18
Options Exercisable, Shares	339,055
Options Exercisable, Weighted Average Exercise Price	$ 20.18
$23.00 - 27.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 23
Range of prices, Upper limit	$ 27.99
Options Outstanding, Shares	375,282
Options Outstanding, Weighted Average Remaining Life	4 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 23.26
Options Exercisable, Shares	375,282
Options Exercisable, Weighted Average Exercise Price	$ 23.26
$28.00 - 29.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 28
Range of prices, Upper limit	$ 29.99
Options Outstanding, Shares	427,452
Options Outstanding, Weighted Average Remaining Life	3 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 29.46
Options Exercisable, Shares	427,452
Options Exercisable, Weighted Average Exercise Price	$ 29.46

Employee Stock And Incentive Plan (Summary Of Nonvested Share Activity - Restricted Stock) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	207,989
Granted, Number of Share Units	17,600
Vested, Number of Share Units	(105,473)
Forfeited, Number of Share Units	(2,388)
Nonvested share units at end of period, Number of Share Units	117,728	207,989
Nonvested share units at beginning of period, Weighted Average Fair Value	$ 18.66
Granted, Weighted Average Fair Value	$ 23.09	$ 22.21	$ 17.19
Vested, Weighted Average Fair Value	$ 18.8
Forfeited, Weighted Average Fair Value	$ 17.25
Nonvested share units at end of period, Weighted Average Fair Value	$ 19.23	$ 18.66

Employee Stock And Incentive Plan (Summary Of Value Of Restricted Stock Awards) (Details) (Restricted Stock [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of restricted stock awards vested	$ 2,384	$ 2,020	$ 1,147
Fair value of restricted stock awards vested	$ 1,971	$ 1,650	$ 1,270
Weighted average fair value of restricted stock awards granted	$ 23.09	$ 22.21	$ 17.19

Pension Plans And Other Post-Retirement Benefits (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2012 Other Postretirement Benefit Plans [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans [Member]	Dec. 31, 2010 Other Postretirement Benefit Plans [Member]	Dec. 31, 2012 401(k) Savings Plans [Member]	Dec. 31, 2011 401(k) Savings Plans [Member]	Dec. 31, 2010 401(k) Savings Plans [Member]	Dec. 31, 2012 Equity Securities [Member] Pension Plans [Member]	Dec. 31, 2011 Equity Securities [Member] Pension Plans [Member]	Dec. 31, 2013 Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation				$ 267,400	$ 210,511
Estimated net actuarial loss				8,064			1,382
Prior service cost				229			299
Transition asset				0			0
Aa-graded corporate bonds, outstanding value	50,000
Increase in pension expense due to discount rate	887
Increase in pension liabilities due to discount rate	8,956
Increase in pension expense due to expected return on assets	449
Expected return on plan assets	7.75%														7.50%
Aqua America common stock included in equity securities of pension assets	190,084 [1]	148,912	[1]	190,084	148,912	145,524	34,054	28,131	26,739				12,596	10,610
Percentage of plan assets													6.60%	6.40%
Cash contributions made by the Company				15,256	13,226		1,905	1,790
2013 expected contribution				15,954			2,875
Stock-based compensation expense										$ 2,741	$ 2,496	$ 2,035

[1]	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Pension Plans And Other Post-Retirement Benefits (Schedule Of Benefit Payments Of Expected Future Service) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 10,574
2014	11,478
2015	12,420
2016	13,356
2017	14,314
2018 - 2022	84,914
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	1,557
2014	1,782
2015	1,940
2016	2,173
2017	2,394
2018 - 2022	$ 14,142

Pension Plans And Other Post-Retirement Benefits (Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at December 31	$ 190,084	[1]	$ 148,912	[1]
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	237,087		209,459
Service cost	4,920		4,127		4,008
Interest cost	12,728		12,052		11,386
Defined Benefit Plan, Actuarial Gain (Loss)	34,750		19,000
Benefits paid	(9,329)		(7,967)
Plan amendments			416
Acquisition	23,652
Settlements	(731)
Benefit obligation at December 31	303,077		237,087		209,459
Fair value of plan assets at January 1	148,912		145,524
Actual return on plan assets	17,153		(1,871)
Employer contributions	15,256		13,226
Acquisition	18,823
Settlements	(731)
Fair value of plan assets at December 31	190,084		148,912		145,524
Net amount recognized at December 31	112,993		88,175
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	50,189		43,956
Service cost	1,309		1,092		1,016
Interest cost	2,482		2,414		2,151
Defined Benefit Plan, Actuarial Gain (Loss)	5,218		3,701
Plan participants' contributions	199		219
Benefits paid	(1,160)		(1,193)
Benefits paid	(941)		(960)
Plan amendments	(392)
Acquisition	5,188
Benefit obligation at December 31	63,033		50,189		43,956
Fair value of plan assets at January 1	28,131		26,739
Actual return on plan assets	2,019		562
Employer contributions	1,905		1,790
Acquisition	2,940
Fair value of plan assets at December 31	34,054		28,131		26,739
Net amount recognized at December 31	$ 28,979		$ 22,058

[1]	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Pension Plans And Other Post-Retirement Benefits (Schedule Of Net Liability Recognized On Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liability	$ 222	$ 217
Noncurrent liability	112,771	87,958
Net liability recognized	112,993	88,175
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent liability	28,979	22,058
Net liability recognized	$ 28,979	$ 22,058

Pension Plans And Other Post-Retirement Benefits (Schedule Of Accumulated And Projected Benefit Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Projected Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 303,077	$ 237,087
Fair value of plan assets	190,084	148,912
Accumulated Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	267,400	210,511
Fair value of plan assets	$ 190,084	$ 148,912

Pension Plans And Other Post-Retirement Benefits (Components Of Net Periodic Benefit Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 4,920	$ 4,127	$ 4,008
Interest cost	12,728	12,052	11,386
Expected return on plan assets	(13,588)	(11,731)	(10,206)
Amortization of prior service cost	277	253	245
Amortization of actuarial loss	6,568	3,578	3,852
Settlement loss	304
Capitalized costs	(3,696)	(3,499)	(3,216)
Net periodic benefit cost	7,513	4,780	6,069
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,309	1,092	1,016
Interest cost	2,482	2,414	2,151
Expected return on plan assets	(1,950)	(1,689)	(1,540)
Amortization of transition obligation (asset)		104	104
Amortization of prior service cost	(299)	(268)	(268)
Amortization of actuarial loss	1,024	783	638
Amortization of regulatory asset	69	137	137
Settlement loss	90
Capitalized costs	(671)	(668)	(470)
Net periodic benefit cost	$ 2,054	$ 1,905	$ 1,768

Pension Plans And Other Post-Retirement Benefits (Schedule Of Net Periodic Benefit Cost Not Yet Recognized) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Net actuarial loss	$ 106,980	$ 83,008
Prior service cost (credit)	1,297	1,554
Total recognized in regulatory assets	108,277	84,562
Other Postretirement Benefit Plans [Member]
Net actuarial loss	21,315	15,937
Prior service cost (credit)	(977)	(923)
Transition obligation (asset)		74
Total recognized in regulatory assets	$ 20,338	$ 15,088

Pension Plans And Other Post-Retirement Benefits (Schedule Of Assumptions Related To Pension And Other Postretirement Benefit Plans) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	7.75%
Pension Plans [Member] | Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.17%	5.00%
Pension Plans [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.75%	5.91%
Expected return on plan assets	7.75%	7.75%	8.00%
Pension Plans [Member] | Minimum [Member] | Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	4.00%	4.00%
Pension Plans [Member] | Minimum [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	4.00%	4.00%	4.00%
Pension Plans [Member] | Maximum [Member] | Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	4.50%	4.50%
Pension Plans [Member] | Maximum [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	4.50%	4.50%	4.50%
Other Postretirement Benefit Plans [Member] | Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.17%	5.00%
Rate of compensation increase	4.00%	4.00%
Health care cost trend rate	8.00%	8.50%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2019
Other Postretirement Benefit Plans [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	4.00%	4.00%	4.00%
Health care cost trend rate	8.50%	9.00%	8.00%
Year that the rate reaches the ultimate trend rate	2019	2019	2016
Discount rate	5.00%	5.75%	5.91%
Rate of compensation increase	5.00%	5.00%	5.00%
Other Postretirement Benefit Plans [Member] | Minimum [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	5.17%	5.17%	5.33%
Other Postretirement Benefit Plans [Member] | Maximum [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	7.75%	7.75%	8.00%

Pension Plans And Other Post-Retirement Benefits (Schedule Of Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans And Other Post-Retirement Benefits [Abstract]
Effect on the health-care component of the accrued other post-retirement benefit obligation, 1-Percentage- Point Increase	$ 4,009
Effect on the health-care component of the accrued other post-retirement benefit obligation, 1-Percentage- Point Decrease	(3,713)
Effect on aggregate service and interest cost components of net periodic post-retirement health-care benefit cost, 1-Percentage- Point Increase	186
Effect on aggregate service and interest cost components of net periodic post-retirement health-care benefit cost, 1-Percentage- Point Decrease	$ (185)

Pension Plans And Other Post-Retirement Benefits (Schedule Of Target Asset Allocations) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets	100.00%	100.00%
Equity Securities [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	50.00%
Target Allocation maximum	75.00%
Percentage of Plan Assets	64.00%	66.00%
Equity Securities [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	50.00%
Target Allocation maximum	75.00%
Percentage of Plan Assets	46.00%	56.00%
Debt Securities [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	25.00%
Target Allocation maximum	50.00%
Percentage of Plan Assets	23.00%	24.00%
Debt Securities [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation minimum	25.00%
Target Allocation maximum	50.00%
Percentage of Plan Assets	26.00%	34.00%
Cash [Member] | Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	0.00%
Percentage of Plan Assets	13.00%	10.00%
Cash [Member] | Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	0.00%
Percentage of Plan Assets	28.00%	10.00%

Pension Plans And Other Post-Retirement Benefits (Schedule Of Fair Value Of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 190,084	[1]	$ 148,912	[1]
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	147,728	[1]	114,488	[1]
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	42,356	[1]	34,424	[1]
Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	121,902	[2]	95,909	[2]
Common Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	121,902	[2]	95,909	[2]
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	898	[2]	3,507	[2]
Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	898	[2]	3,507	[2]
US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	12,156	[3]	14,236	[3]
US Treasury And Government Agency Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	12,156	[3]	14,236	[3]
Corporate And Foreign Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	5,975	[3]	4,898	[3]
Corporate And Foreign Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	5,975	[3]	4,898	[3]
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	24,928	[3]	15,072	[3]
Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	24,928	[3]	15,072	[3]
Cash Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	24,225	[1]	15,290
Cash Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	24,225	[1]	15,290
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	190,084		148,912		145,524
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	34,054		28,131		26,739
Other Postretirement Benefit Plans [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	17,033		16,954
Other Postretirement Benefit Plans [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	17,021		11,177
Other Postretirement Benefit Plans [Member] | Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	9,170	[2]	9,010	[2]
Other Postretirement Benefit Plans [Member] | Common Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	9,170	[2]	9,010	[2]
Other Postretirement Benefit Plans [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6,465	[2]	6,524	[2]
Other Postretirement Benefit Plans [Member] | Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6,465	[2]	6,524	[2]
Other Postretirement Benefit Plans [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,751	[2]	4,904	[3]
Other Postretirement Benefit Plans [Member] | US Treasury And Government Agency Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,751	[2]	4,904	[3]
Other Postretirement Benefit Plans [Member] | Corporate And Foreign Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,735	[3]	3,042	[3]
Other Postretirement Benefit Plans [Member] | Corporate And Foreign Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,735	[3]	3,042	[3]
Other Postretirement Benefit Plans [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,398	[3]	1,420	[3]
Other Postretirement Benefit Plans [Member] | Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,398	[3]	1,420	[3]
Other Postretirement Benefit Plans [Member] | Cash Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	9,535	[1]	3,231	[1]
Other Postretirement Benefit Plans [Member] | Cash Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 9,535	[1]	$ 3,231	[1]

[1]	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.
[2]	Investments in common stocks are valued using unadjusted quoted prices obtained from active markets. Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.
[3]	Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities. Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets for the mutual fund.

Water And Wastewater Rates (Details) (USD $)	12 Months Ended					1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012 Pennsylvania Operating Division [Member]	Dec. 31, 2012 Pennsylvania Operating Division [Member]	Jun. 07, 2012 Pennsylvania Operating Division [Member]	Jul. 17, 2010 Pennsylvania Operating Division [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Water And Wastewater Rates [Line Items]
Authorized increase in revenue								$ 16,700,000	$ 23,600,000
Distribution system improvement charges								27,449,000	24,256,000
Distribution system improvement charges over base rate						2.82%	2.82%	7.50%	7.50%
Base rate increase designed to increase total operating revenues on an annual basis								44,149,000	47,856,000
Income tax benefit	66,881,000	69,111,000	74,940,000	63,626,000	62,712,000	33,565,000
Deferred income tax benefits	77,563,000	72,110,000	70,229,000				111,397,000
Amortization period of deferred income tax benefits							10 years
Distribution system improvement charges reset level upon new base rates						0	0	0	0
Annual rate increases of operating subsidiaries	11,774,000	6,311,000	13,834,000
Number of rate decisions	8	12	12
Revenues realized	7,605,000	3,312,000	4,515,000
Infrastructure rehabilitation surcharges, capped percentage										5.00%	12.75%
Infrastructure rehabilitation surcharge percentage, reset level upon new base rates	0.00%
Infrastructure rehabilitation surcharges	15,911,000	15,938,000	14,044,000
Billed revenue subject to refund based on the outcome of the Texas Commission on Environmental Quality	4,758,000
Reserve for billed revenue subject to refund based on the outcome of the Texas Commission on Environmental Quality	$ 1,665,000

Segment Information (Narrative) (Details)	12 Months Ended
Dec. 31, 2012 segment
Segment Reporting Information [Line Items]
Operating Segments	12
Reportable Segments	1
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Operating Segments	10
Other And Eliminations [Member]
Segment Reporting Information [Line Items]
Operating Segments	2

Segment Information (Company's Segment Information) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Operating revenues	$ 187,481	$ 214,565	$ 191,690	$ 164,024	$ 166,793	$ 191,083	$ 171,839	$ 157,576	$ 757,760	$ 687,291	$ 660,186	$ 609,897	$ 573,075
Operations and maintenance expense	72,179	71,268	63,571	64,825	66,502	66,502	63,360	60,379	271,843	256,743	250,989
Depreciation									111,767	103,412	100,606
Operating income (loss)	72,111	100,535	87,032	61,839	63,659	86,702	71,222	59,216	321,517	280,799	257,334
Interest expense, net of AFUDC									73,615	70,654	68,562
Provision for income taxes									66,881	69,111	74,940	63,626	62,712
Income (loss) from continuing operations	65,134	50,284	41,780	26,889	31,506	44,861	35,719	29,597	184,087	141,683	116,379	98,440	95,729
Capital expenditures									347,985	325,808	308,134	266,190	252,498
Total assets	4,858,517				4,348,420				4,858,517	4,348,420	4,072,466	3,749,862	3,486,339
Goodwill	28,152				26,944				28,152	26,944	27,918
Regulated [Member]
Segment Reporting Information [Line Items]
Operating revenues									740,030	674,927	648,768
Operations and maintenance expense									259,847	243,137	238,093
Depreciation									113,139	104,681	101,644
Operating income (loss)									316,602	282,587	259,372
Interest expense, net of AFUDC									67,433	64,990	63,170
Provision for income taxes									66,821	72,336	77,318
Income (loss) from continuing operations									182,769	145,493	119,292
Capital expenditures									346,676	324,433	307,726
Total assets	4,566,327				4,183,758				4,566,327	4,183,758	3,986,819
Goodwill	24,031				22,823				24,031	22,823	23,797
Other And Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues									17,730	12,364	11,418
Operations and maintenance expense									11,996	13,606	12,896
Depreciation									(1,372)	(1,269)	(1,038)
Operating income (loss)									4,915	(1,788)	(2,038)
Interest expense, net of AFUDC									6,182	5,664	5,392
Provision for income taxes									60	(3,225)	(2,378)
Income (loss) from continuing operations									1,318	(3,810)	(2,913)
Capital expenditures									1,309	1,375	408
Total assets	292,190				164,662				292,190	164,662	85,647
Goodwill	$ 4,121				$ 4,121				$ 4,121	$ 4,121	$ 4,121

Selected Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		3 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Selected Quarterly Financial Data [Abstract]
Operating revenues			$ 187,481	$ 214,565	$ 191,690	$ 164,024	$ 166,793	$ 191,083	$ 171,839	$ 157,576	$ 757,760	$ 687,291	$ 660,186	$ 609,897	$ 573,075
Operations and maintenance expense			72,179	71,268	63,571	64,825	66,502	66,502	63,360	60,379	271,843	256,743	250,989
Operating income			72,111	100,535	87,032	61,839	63,659	86,702	71,222	59,216	321,517	280,799	257,334
Income from continuing operations			65,134	50,284	41,780	26,889	31,506	44,861	35,719	29,597	184,087	141,683	116,379	98,440	95,729
Income (Loss) income from discontinued operations			1,421	375	(335)	11,015	2,499	(3,738)	1,871	754	12,476	1,386	7,596	5,913	2,189
Net income attributable to common shareholders			$ 66,555	$ 50,659	$ 41,445	$ 37,904	$ 34,005	$ 41,123	$ 37,590	$ 30,351	$ 196,563	$ 143,069	$ 123,975	$ 104,353	$ 97,918
Basic income from continuing operations per common share			$ 0.47	$ 0.36	$ 0.3	$ 0.19	$ 0.23	$ 0.32	$ 0.26	$ 0.21	$ 1.32	$ 1.03	$ 0.85	$ 0.72	$ 0.71
Diluted income from continuing operations per common share			$ 0.46	$ 0.36	$ 0.3	$ 0.19	$ 0.23	$ 0.32	$ 0.26	$ 0.21	$ 1.32	$ 1.02	$ 0.85	$ 0.72	$ 0.71
Basic (loss) income from discontinuing operations per common share			$ 0.01	$ 0	$ 0	$ 0.08	$ 0.02	$ (0.03)	$ 0.01	$ 0.01	$ 0.09	$ 0.01	$ 0.06	$ 0.04	$ 0.02
Diluted (loss) income from discontinuing operations per common share			$ 0.01	$ 0	$ 0	$ 0.08	$ 0.02	$ (0.03)	$ 0.01	$ 0.01	$ 0.09	$ 0.01	$ 0.06	$ 0.04	$ 0.02
Basic net income per common share			$ 0.48	$ 0.36	$ 0.3	$ 0.27	$ 0.25	$ 0.3	$ 0.27	$ 0.22	$ 1.41	$ 1.04	$ 0.91	$ 0.77	$ 0.73
Diluted net income per common share			$ 0.47	$ 0.36	$ 0.3	$ 0.27	$ 0.24	$ 0.3	$ 0.27	$ 0.22	$ 1.4	$ 1.03	$ 0.9	$ 0.77	$ 0.73
Dividend paid per common share	$ 0.175	$ 0.165	$ 0.175	$ 0.165	$ 0.165	$ 0.165	$ 0.165	$ 0.155	$ 0.155	$ 0.155	$ 0.67	$ 0.63	$ 0.59	$ 0.55	$ 0.51
Dividend declared per common share				$ 0.34	$ 0.165	$ 0.165		$ 0.32	$ 0.155	$ 0.155	$ 0.67	$ 0.63	$ 0.59
high			$ 25.94	$ 26.93	$ 25.17	$ 22.75	$ 22.52	$ 22.74	$ 23.28	$ 23.79	$ 26.93	$ 23.79
low			$ 24.15	$ 24.06	$ 21.52	$ 21.06	$ 20.16	$ 19.28	$ 21.03	$ 21.56	$ 21.06	$ 19.28

Summary Of Selected Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended				3 Months Ended										12 Months Ended
	Dec. 31, 2012 employee		Dec. 31, 2011 employee		Dec. 31, 2012 employee		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011 employee		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 item customer employee		Dec. 31, 2011 customer item employee		Dec. 31, 2010 customer item employee		Dec. 31, 2009 item customer employee		Dec. 31, 2008 item customer employee
Summary Of Selected Financial Data [Abstract]
Basic					$ 0.47		$ 0.36	$ 0.3	$ 0.19	$ 0.23		$ 0.32	$ 0.26	$ 0.21	$ 1.32		$ 1.03		$ 0.85		$ 0.72		$ 0.71
Diluted					$ 0.46		$ 0.36	$ 0.3	$ 0.19	$ 0.23		$ 0.32	$ 0.26	$ 0.21	$ 1.32		$ 1.02		$ 0.85		$ 0.72		$ 0.71
Basic					$ 0.01		$ 0	$ 0	$ 0.08	$ 0.02		$ (0.03)	$ 0.01	$ 0.01	$ 0.09		$ 0.01		$ 0.06		$ 0.04		$ 0.02
Diluted					$ 0.01		$ 0	$ 0	$ 0.08	$ 0.02		$ (0.03)	$ 0.01	$ 0.01	$ 0.09		$ 0.01		$ 0.06		$ 0.04		$ 0.02
Basic					$ 0.48		$ 0.36	$ 0.3	$ 0.27	$ 0.25		$ 0.3	$ 0.27	$ 0.22	$ 1.41		$ 1.04		$ 0.91		$ 0.77		$ 0.73
Diluted					$ 0.47		$ 0.36	$ 0.3	$ 0.27	$ 0.24		$ 0.3	$ 0.27	$ 0.22	$ 1.4		$ 1.03		$ 0.9		$ 0.77		$ 0.73
Cash dividends declared and paid	$ 0.175		$ 0.165		$ 0.175		$ 0.165	$ 0.165	$ 0.165	$ 0.165		$ 0.155	$ 0.155	$ 0.155	$ 0.67		$ 0.63		$ 0.59		$ 0.55		$ 0.51
Return on Aqua America stockholders' equity															14.20%		11.40%		10.60%		9.40%		9.30%
Book value at year end															$ 9.89		$ 9.01		$ 8.52		$ 8.12		$ 7.82
Market value at year end															$ 25.42		$ 22.05		$ 22.48		$ 17.51		$ 20.59
Operating revenues					$ 187,481		$ 214,565	$ 191,690	$ 164,024	$ 166,793		$ 191,083	$ 171,839	$ 157,576	$ 757,760		$ 687,291		$ 660,186		$ 609,897		$ 573,075
Depreciation and amortization															116,996		108,300		111,716		107,118		87,151
Interest expense, net															77,757	[1]	77,804	[1]	73,393	[1]	66,345	[1]	65,986	[1]
Income from continuing operations before income taxes															250,968		210,794		191,319		162,066		158,441
Provision for income taxes															66,881		69,111		74,940		63,626		62,712
Income from continuing operations					65,134		50,284	41,780	26,889	31,506		44,861	35,719	29,597	184,087		141,683		116,379		98,440		95,729
Income from discontinuing operations					1,421		375	(335)	11,015	2,499		(3,738)	1,871	754	12,476		1,386		7,596		5,913		2,189
Net income attributable to common shareholders					66,555		50,659	41,445	37,904	34,005		41,123	37,590	30,351	196,563		143,069		123,975		104,353		97,918
Total assets	4,858,517		4,348,420		4,858,517					4,348,420					4,858,517		4,348,420		4,072,466		3,749,862		3,486,339
Property, plant and equipment, net	3,936,163		3,530,942		3,936,163					3,530,942					3,936,163		3,530,942		3,276,517		3,032,916		2,815,985
Aqua America stockholders' equity	1,385,704		1,251,313		1,385,704					1,251,313					1,385,704		1,251,313		1,174,254		1,108,904		1,058,446
Long-term debt, including current portion	1,588,992		1,475,886		1,588,992					1,475,886					1,588,992		1,475,886		1,519,457		1,404,930		1,217,815
Total debt	1,669,375		1,583,657		1,669,375					1,583,657					1,669,375		1,583,657		1,609,125		1,432,361		1,297,349
Operating cash flows from continuing operations															377,485		352,041		244,717		244,318		206,742
Capital additions															347,985		325,808		308,134		266,190		252,498
Net cash expended for acquisitions of utility systems and other															121,248		8,515		8,625		3,373		14,659
Dividends on common stock															$ 93,423		$ 87,133		$ 80,907		$ 74,729		$ 68,504
Number of utility customers served															968,357,000		966,136,000		962,970,000		953,437,000		945,540,000
Number of shareholders of common stock															26,216,000		26,744,000		27,274,000		27,984,000		28,565,000
Common shares outstanding	140,167		138,815		140,167					138,815					140,167		138,815		137,776		136,486		135,370
Employees (full-time)	1,619,000	[2]	1,615,000	[2]	1,619,000	[2]				1,615,000	[2]				1,619,000	[2]	1,615,000	[2]	1,632,000	[2]	1,632,000	[2]	1,638,000	[2]

[1]	Net of allowance for funds used during construction and interest income.
[2]	Includes continuing and discontinued operations.